UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03599

Name of Fund:	The Royce Fund
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2013

Date of reporting period: 3/31/2013

Item 1 - Schedule of Investments

SCHEDULES OF INVESTMENTS
ROYCE PENNSYLVANIA MUTUAL FUND
MARCH 31, 2013 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 97.9%

Consumer Discretionary – 14.4%
Auto Components - 1.1%
China XD Plastics [1,2]	244,900	$979,600
Dorman Products	543,742	20,232,640
Drew Industries	752,188	27,311,946
Gentex Corporation	288,500	5,772,885
Spartan Motors	170,800	906,948
Strattec Security	150,000	4,264,500
Superior Industries International	488,000	9,115,840

		68,584,359

Automobiles - 0.9%
Thor Industries	681,150	25,059,509
Winnebago Industries [2,3]	1,494,450	30,845,448

		55,904,957

Distributors - 0.4%
Pool Corporation	261,400	12,547,200
Weyco Group [3]	590,500	14,473,155

		27,020,355

Diversified Consumer Services - 0.7%
Capella Education [2]	23,726	738,828
Corinthian Colleges [1,2]	100,000	210,000
Lincoln Educational Services	54,800	321,128
Sotheby’s	970,808	36,317,927
Universal Technical Institute	753,700	9,519,231

		47,107,114

Hotels, Restaurants & Leisure - 0.1%
Bob Evans Farms	25,000	1,065,500
CEC Entertainment	140,600	4,604,650

		5,670,150

Household Durables - 2.8%
Desarrolladora Homex ADR [1,2]	292,400	2,614,056
Ethan Allen Interiors [3]	1,573,910	51,813,117
Furniture Brands International [2]	1,029,400	1,029,400
Harman International Industries	446,300	19,918,369
Helen of Troy [2]	35,000	1,342,600
La-Z-Boy	907,300	17,120,751
Mohawk Industries [2]	353,300	39,965,296
Natuzzi ADR [2]	2,096,300	4,632,823
NVR [2]	36,600	39,532,026
Skullcandy [1,2]	68,600	362,208
Skyline Corporation [2]	183,400	1,094,898
Stanley Furniture [2,3]	912,235	4,050,324

		183,475,868

Internet & Catalog Retail - 0.0%
CafePress [1,2]	167,900	1,009,079

Leisure Equipment & Products - 0.1%
Arctic Cat [2]	30,536	1,334,423
Callaway Golf	250,000	1,655,000
Leapfrog Enterprises Cl. A [1,2]	73,400	628,304

		3,617,727

Media - 1.2%
Acquity Group ADR [2]	36,000	228,600
DreamWorks Animation SKG Cl. A [1,2]	746,800	14,159,328
Morningstar	520,900	36,421,328
Rentrak Corporation [2]	283,265	6,226,165
Saga Communications Cl. A	84,751	3,920,581
Scholastic Corporation	443,000	11,805,950
World Wrestling Entertainment Cl. A	386,631	3,410,085

		76,172,037

Multiline Retail - 0.0%
Tuesday Morning [2]	370,000	2,871,200

Specialty Retail - 4.8%
American Eagle Outfitters	1,244,791	23,277,592
America’s Car-Mart [2,3]	556,600	26,015,484
Ascena Retail Group [2]	2,342,049	43,445,009
Buckle (The)	669,604	31,237,026
Cato Corporation (The) Cl. A	1,362,502	32,890,798
Christopher & Banks [2]	135,252	869,670
Destination Maternity	58,900	1,378,260
GameStop Corporation Cl. A	925,200	25,877,844
Guess?	908,814	22,565,852
Jos. A. Bank Clothiers [1,2]	669,279	26,704,232
Le Chateau Cl. A [1,2]	685,000	2,029,680
Penske Automotive Group	389,200	12,983,712
Pier 1 Imports	1,185,400	27,264,200
Shoe Carnival [3]	1,227,698	25,094,147
Stage Stores	24,900	644,412
Stein Mart	842,431	7,059,572
Wet Seal (The) Cl. A [2]	204,300	616,986

		309,954,476

Textiles, Apparel & Luxury Goods - 2.3%
Barry (R.G.)	204,344	2,736,166
Columbia Sportswear	351,817	20,363,168
Crocs [2]	1,107,520	16,413,446
Crown Crafts	305,600	1,836,656
Deckers Outdoor [2]	339,384	18,900,295
G-III Apparel Group [2]	618,157	24,794,277
Gildan Activewear	239,000	9,538,490
Maidenform Brands [2]	1,009,420	17,695,133
Movado Group	50,000	1,676,000
Steven Madden [2]	413,096	17,820,962
True Religion Apparel	382,600	9,989,686
Vera Bradley [2]	398,962	9,427,472

		151,191,751

Total		932,579,073

Consumer Staples – 1.7%
Food & Staples Retailing - 0.1%
Village Super Market Cl. A	104,580	3,523,300

Food Products - 0.5%
Calavo Growers	63,477	1,826,868
Cal-Maine Foods	198,921	8,466,078
Darling International [2]	20,000	359,200
Farmer Bros. [2]	7,500	110,250
Industrias Bachoco ADR	103,886	3,335,780
Sanderson Farms	366,900	20,040,078

		34,138,254

Household Products - 0.1%
Harbinger Group [2]	1,009,600	8,339,296

Personal Products - 1.0%
Inter Parfums	1,225,021	29,927,263
Nu Skin Enterprises Cl. A	696,985	30,806,737
Nutraceutical International	312,500	5,421,875

		66,155,875

Total		112,156,725

Energy – 7.4%
Energy Equipment & Services - 6.6%
C&J Energy Services [2]	121,977	2,793,273
CARBO Ceramics	211,000	19,215,770
Ensign Energy Services	1,710,100	29,156,796
Exterran Holdings [2]	951,700	25,695,900
Helmerich & Payne	943,417	57,265,412
ION Geophysical [1,2]	816,700	5,561,727
Lufkin Industries	167,600	11,126,964
Matrix Service [2]	1,202,243	17,913,421
Oil States International [2]	896,726	73,145,940
Pason Systems	2,263,100	39,476,430
Patterson-UTI Energy	419,800	10,008,032
Rowan Companies [2]	14,000	495,040
RPC	1,280,475	19,424,806
SEACOR Holdings	340,536	25,090,692
ShawCor	202,800	8,592,636
Superior Energy Services [2]	139,600	3,625,412
Tidewater	82,000	4,141,000
Trican Well Service	1,411,000	20,695,871
Unit Corporation [2]	1,052,537	47,943,060
Willbros Group [2]	230,800	2,266,456

		423,634,638

Oil, Gas & Consumable Fuels - 0.8%
Cimarex Energy	355,500	26,818,920
Pioneer Southwest Energy Partners L.P.	24,835	606,719
SM Energy	229,100	13,567,302
Sprott Resource	2,830,200	12,704,349
VAALCO Energy [2]	208,700	1,584,033

		55,281,323

Total		478,915,961

Financials – 10.3%
Capital Markets - 5.6%
Affiliated Managers Group [2]	226,300	34,752,891
AllianceBernstein Holding L.P.	1,807,460	39,583,374
Artio Global Investors Cl. A [2]	1,138,500	3,096,720
ASA Gold and Precious Metals	19,000	365,940
Cohen & Steers	857,170	30,918,122
Cowen Group [2]	2,152,377	6,069,703
Diamond Hill Investment Group	104,900	8,162,269
Federated Investors Cl. B	2,429,782	57,512,940
Financial Engines	97,000	3,513,340
GAMCO Investors Cl. A	92,200	4,896,742
GFI Group	580,000	1,937,200
INTL FCStone [2]	61,217	1,065,788
Janus Capital Group	650,000	6,110,000
Lazard Cl. A	1,020,800	34,839,904
Manning & Napier	677,292	11,202,410
MVC Capital	223,600	2,868,788
Oppenheimer Holdings Cl. A	25,000	486,750
SEI Investments	1,561,000	45,034,850
Sprott	2,637,500	9,087,219
Waddell & Reed Financial Cl. A	712,027	31,172,542
Westwood Holdings Group	359,735	15,983,026
WisdomTree Investments [2]	1,141,911	11,875,874

		360,536,392

Commercial Banks - 0.1%
City Holding Company	242,501	9,649,115

Diversified Financial Services - 0.5%
Interactive Brokers Group	788,600	11,758,026
MSCI Cl. A [2]	229,500	7,786,935
PICO Holdings [2]	487,400	10,820,280

		30,365,241

Insurance - 3.1%
Alleghany Corporation [2]	14,200	5,622,064
Allied World Assurance Company Holdings	158,353	14,682,490
Aspen Insurance Holdings	268,339	10,352,519
Baldwin & Lyons Cl. B	306,000	7,279,740
Brown & Brown	755,700	24,212,628
E-L Financial	40,980	20,823,012
Enstar Group [2]	120,889	15,025,294
Erie Indemnity Cl. A	309,000	23,338,770
Gallagher (Arthur J.) & Co.	611,100	25,244,541
Greenlight Capital Re Cl. A [2]	496,910	12,149,449
ProAssurance Corporation	40,400	1,912,132
Reinsurance Group of America	491,721	29,340,992
RLI Corp.	65,231	4,686,847
Stewart Information Services	116,600	2,969,802

		197,640,280

Real Estate Management & Development - 0.6%
E-House China Holdings ADR	281,300	1,308,045
Forestar Group [2]	50,000	1,093,000
Jones Lang LaSalle	301,900	30,011,879
St. Joe Company (The) [2]	10,000	212,500
Tejon Ranch [2]	111,624	3,324,163

		35,949,587

Thrifts & Mortgage Finance - 0.4%
BofI Holding [2]	54,900	1,969,812
Doral Financial [1,2]	214,600	151,229
Genworth MI Canada	806,700	19,836,950
TrustCo Bank Corp NY	1,073,151	5,988,182

		27,946,173

Total		662,086,788

Health Care – 7.6%
Biotechnology - 0.4%
Dyax Corporation [2]	50,000	218,000
Lexicon Pharmaceuticals [2]	1,522,400	3,318,832
Myriad Genetics [2]	865,800	21,991,320

		25,528,152

Health Care Equipment & Supplies - 1.9%
Analogic Corporation	332,600	26,282,052
CryoLife	124,427	747,806
Exactech [2]	57,000	1,179,330
ICU Medical [2]	20,000	1,179,000
IDEXX Laboratories [2]	353,500	32,659,865
Invacare Corporation	95,100	1,241,055
Medical Action Industries [2]	304,262	1,825,572
Merit Medical Systems [2]	534,586	6,554,025
STERIS Corporation	577,600	24,033,936
SurModics [2]	346,900	9,453,025
Teleflex	60,000	5,070,600
Thoratec Corporation [2]	348,300	13,061,250
Trinity Biotech ADR	83,600	1,411,168

		124,698,684

Health Care Providers & Services - 2.4%
Almost Family	34,147	697,623
Chemed Corporation	278,460	22,271,231
Cross Country Healthcare [2]	240,700	1,278,117
HealthSouth Corporation [2]	915,000	24,128,550
Hooper Holmes [2]	2,392,970	1,100,766
Landauer	442,200	24,931,236
LHC Group [2]	8,000	171,920
Magellan Health Services [2]	284,022	13,510,927
MEDNAX [2]	227,417	20,383,386
Owens & Minor	744,000	24,224,640
Psychemedics Corporation	70,200	837,486
U.S. Physical Therapy [3]	694,748	18,653,984
VCA Antech [2]	66,350	1,558,561

		153,748,427

Health Care Technology - 0.0%
Computer Programs and Systems	5,000	270,550

Life Sciences Tools & Services - 2.3%
Bio-Rad Laboratories Cl. A [2]	97,012	12,223,512
Covance [2]	340,000	25,268,800
Furiex Pharmaceuticals [2]	43,625	1,635,065
ICON [2]	386,400	12,476,856
Mettler-Toledo International [2]	168,600	35,948,892
PAREXEL International [2]	270,000	10,667,700
PerkinElmer	988,020	33,236,993
Techne Corporation	225,800	15,320,530

		146,778,348

Pharmaceuticals - 0.6%
Hi-Tech Pharmacal [3]	1,137,232	37,653,751

Total		488,677,912

Industrials – 25.9%
Aerospace & Defense - 1.6%
AeroVironment [2]	49,600	899,248
American Science & Engineering	57,305	3,495,032
Astronics Corporation [2]	72,220	2,153,601
Cubic Corporation	351,463	15,014,499
Curtiss-Wright	255,620	8,870,014
HEICO Corporation	875,428	38,002,330
HEICO Corporation Cl. A	151,952	5,213,473
Kratos Defense & Security Solutions [1,2]	95,578	480,757
Orbital Sciences [2]	100,000	1,669,000
Sparton Corporation [2]	87,208	1,168,587
Teledyne Technologies [2]	336,066	26,361,017

		103,327,558

Air Freight & Logistics - 1.0%
Forward Air	869,900	32,438,571
Hub Group Cl. A [2]	247,500	9,518,850
Pacer International [2]	817,040	4,109,711
UTi Worldwide	1,364,900	19,763,752

		65,830,884

Building Products - 2.4%
AAON	1,150,650	31,746,433
American Woodmark [2]	645,774	21,975,689
Apogee Enterprises	76,369	2,210,883
Armstrong World Industries [2]	346,600	19,371,474
Gibraltar Industries [2]	615,120	11,225,940
Insteel Industries	233,708	3,814,115
Owens Corning [2]	808,000	31,859,440
Simpson Manufacturing	1,064,000	32,569,040
WaterFurnace Renewable Energy	140,400	2,238,992

		157,012,006

Commercial Services & Supplies - 2.7%
Brink’s Company (The)	1,018,700	28,788,462
Copart [2]	1,060,012	36,337,211
Healthcare Services Group	677,275	17,358,558
Heritage-Crystal Clean [1,2]	35,000	528,500
Mine Safety Appliances	332,100	16,478,802
Ritchie Bros. Auctioneers	1,726,900	37,473,730
Team [2]	462,988	19,014,917
Tetra Tech [2]	393,240	11,989,888
TMS International Cl. A [2]	204,500	2,699,400
Viad Corporation	203,666	5,633,402

		176,302,870

Construction & Engineering - 1.4%
Ameresco Cl. A [2]	173,700	1,285,380
Baker (Michael)	163,100	3,995,950
Chicago Bridge & Iron	23,000	1,428,300
Comfort Systems USA	579,884	8,170,566
EMCOR Group	880,200	37,311,678
KBR	1,030,300	33,052,024
Layne Christensen [2]	118,900	2,542,082
MYR Group [2]	37,000	908,720
Pike Electric	79,858	1,136,379
Sterling Construction [2]	244,671	2,664,467

		92,495,546

Electrical Equipment - 2.8%
AZZ	647,292	31,199,474
Brady Corporation Cl. A	674,700	22,622,691
Encore Wire	353,079	12,364,827
EnerSys [2]	68,000	3,099,440
Franklin Electric	1,149,000	38,571,930
Global Power Equipment Group	659,405	11,618,716
GrafTech International [2]	2,373,106	18,225,454
Powell Industries [2]	369,114	19,404,323
Preformed Line Products [3]	311,088	21,766,827

		178,873,682

Industrial Conglomerates - 0.4%
Raven Industries	814,270	27,367,615

Machinery - 7.5%
Alamo Group	338,745	12,956,996
Astec Industries	41,012	1,432,549
Briggs & Stratton	252,600	6,264,480
Chart Industries [2]	19,500	1,560,195
CLARCOR	600,400	31,448,952
Columbus McKinnon [2]	187,150	3,602,637
Donaldson Company	867,000	31,376,730
Edwards Group ADR [2]	150,000	1,207,500
Flow International [2]	442,959	1,731,970
Foster (L.B.) Company	126,598	5,607,025
Gardner Denver	8,200	615,902
Gorman-Rupp Company	49,733	1,494,477
Graco	605,449	35,134,205
Graham Corporation	106,248	2,628,576
Hurco Companies [2]	30,552	831,931
IDEX Corporation	343,500	18,349,770
Kadant [2]	34,500	862,500
Kaydon Corporation	158,400	4,051,872
Kennametal	1,220,851	47,662,023
Lincoln Electric Holdings	909,527	49,278,173
Lindsay Corporation	10,300	908,254
Miller Industries	48,310	775,376
Nordson Corporation	438,200	28,899,290
Proto Labs [2]	75,000	3,682,500
RBC Bearings [2]	459,400	23,227,264
Standex International	21,700	1,198,274
Sun Hydraulics	641,000	20,838,910
Tennant Company	764,500	37,124,120
Valmont Industries	286,300	45,026,401
WABCO Holdings [2]	494,200	34,885,578
Wabtec Corporation	266,861	27,249,177

		481,913,607

Marine - 0.3%
Kirby Corporation [2]	213,700	16,412,160

Professional Services - 3.0%
Advisory Board (The) [2]	835,800	43,896,216
Barrett Business Services	160,800	8,467,728
Corporate Executive Board	470,800	27,381,728
CRA International [2,3]	592,143	13,246,239
Exponent	373,893	20,167,788
GP Strategies [2]	91,015	2,171,618
Heidrick & Struggles International	13,632	203,798
Korn/Ferry International [2]	50,000	893,000
ManpowerGroup	429,330	24,351,598
On Assignment [2]	85,000	2,151,350
Robert Half International	365,500	13,717,215
Towers Watson & Company Cl. A	387,600	26,868,432
TrueBlue [2]	310,000	6,553,400

		190,070,110

Road & Rail - 1.0%
Arkansas Best	486,600	5,683,488
Landstar System	593,500	33,882,915
Marten Transport	34,500	694,485
Patriot Transportation Holding [2]	254,400	7,077,408
Universal Truckload Services [2]	685,784	15,999,341

		63,337,637

Trading Companies & Distributors - 1.5%
Air Lease Cl. A	568,800	16,677,216
Applied Industrial Technologies	966,090	43,474,050
Houston Wire & Cable	22,700	293,965
MFC Industrial	42,600	385,956
MSC Industrial Direct Cl. A	448,900	38,506,642

		99,337,829

Transportation Infrastructure - 0.3%
Wesco Aircraft Holdings [2]	1,243,787	18,308,544

Total		1,670,590,048

Information Technology – 20.9%
Communications Equipment - 1.5%
ADTRAN	1,216,215	23,898,625
Black Box	142,502	3,107,969
Cogo Group [1,2]	127,841	253,125
Digi International [2]	388,644	3,470,591
Finisar Corporation [2]	64,000	844,160
Globecomm Systems [2]	120,800	1,450,808
Harmonic [2]	150,000	868,500
NETGEAR [2]	1,235,918	41,415,612
Oplink Communications [2]	94,167	1,544,339
Plantronics	420,502	18,581,983
Polycom [2]	213,500	2,365,580

		97,801,292

Computers & Peripherals - 1.0%
Diebold	701,000	21,254,320
Lexmark International Cl. A	349,000	9,213,600
Logitech International [1]	1,287,100	8,971,087
Rimage Corporation [2]	153,000	1,380,060
Stratasys [1,2]	289,335	21,474,444
Super Micro Computer [2]	95,646	1,079,843

		63,373,354

Electronic Equipment, Instruments & Components - 8.5%
Agilysys [2]	10,000	99,400
Anixter International	370,564	25,909,835
AVX Corporation	1,545,821	18,395,270
Badger Meter	273,514	14,638,469
Benchmark Electronics [2]	1,009,000	18,182,180
Checkpoint Systems [2]	134,700	1,759,182
Cognex Corporation	691,935	29,165,060
Coherent	741,700	42,084,058
Dolby Laboratories Cl. A	1,037,250	34,810,110
DTS [2,3]	1,139,567	18,950,999
Electro Rent	77,074	1,428,952
Fabrinet [2]	1,477,445	21,585,472
FARO Technologies [2]	619,475	26,879,020
FEI Company	17,950	1,158,673
FLIR Systems	831,400	21,624,714
Frequency Electronics	95,400	891,036
Hollysys Automation Technologies [2]	215,455	2,626,397
IPG Photonics [1]	646,630	42,942,698
Key Tronic [2]	367,903	4,216,168
Littelfuse	136,522	9,263,018
LRAD Corporation [1,2]	214,944	223,542
Maxwell Technologies [2]	53,000	285,670
Mercury Systems [2]	130,647	962,868
Molex Cl. A	830,129	20,022,712
MTS Systems	428,374	24,909,948
National Instruments	1,388,700	45,479,925
Newport Corporation [2]	1,336,722	22,617,336
Park Electrochemical	70,200	1,778,868
Plexus Corporation [2]	788,200	19,161,142
Pulse Electronics [2]	2,231,739	903,854
Richardson Electronics	38,551	457,215
Rofin-Sinar Technologies [2]	1,092,338	29,591,436
Rogers Corporation [2]	20,000	952,400
Tech Data [2]	373,200	17,021,652
TTM Technologies [2]	300,000	2,280,000
Vishay Intertechnology [2]	1,715,509	23,348,078
Zygo Corporation [2]	34,900	516,869

		547,124,226

Internet Software & Services - 0.2%
Active Network [2]	1,802,700	7,553,313
CoStar Group [2]	25,000	2,736,500
KIT digital [1,2,4]	600,000	168,000
RealNetworks [2]	34,450	265,609
Responsys [2]	150,000	1,327,500
Stamps.com [2]	55,600	1,388,332
ValueClick [2]	40,845	1,206,970

		14,646,224

IT Services - 2.7%
Computer Task Group	224,101	4,793,520
Convergys Corporation	819,358	13,953,667
CoreLogic [2]	319,000	8,249,340
Forrester Research	312,400	9,887,460
ManTech International Cl. A	967,670	26,001,293
MAXIMUS	366,600	29,317,002
MoneyGram International [2]	1,257,239	22,756,026
Sapient Corporation [2]	1,980,000	24,136,200
ServiceSource International [1,2]	815,761	5,767,430
Sykes Enterprises [2]	187,902	2,998,916
Syntel [2]	343,200	23,172,864

		171,033,718

Office Electronics - 0.5%
Zebra Technologies Cl. A [2]	659,466	31,080,633

Semiconductors & Semiconductor Equipment - 3.6%
Advanced Energy Industries [2]	678,314	12,413,146
Aixtron ADR	379,826	5,568,249
Alpha & Omega Semiconductor [2]	163,200	1,449,216
Amtech Systems [2]	185,200	668,572
ATMI [2]	490,368	10,998,954
AXT [2]	148,800	437,472
Cabot Microelectronics [2]	453,800	15,769,550
Cirrus Logic [2]	375,500	8,542,625
Diodes [2]	1,333,700	27,981,026
Exar Corporation [2]	824,441	8,656,630
Fairchild Semiconductor International [2]	1,205,300	17,042,942
GSI Technology [2]	80,529	530,686
Integrated Device Technology [2]	300,000	2,241,000
Integrated Silicon Solution [2]	618,810	5,674,488
International Rectifier [2]	873,600	18,476,640
IXYS Corporation	1,369,164	13,130,283
Kulicke & Soffa Industries [2]	165,300	1,910,868
LTX-Credence Corporation [2]	182,800	1,104,112
Micrel	1,080,800	11,359,208
MKS Instruments	454,500	12,362,400
Nanometrics [2]	305,571	4,409,390
OmniVision Technologies [2]	301,700	4,157,426
Photronics [2]	315,760	2,109,277
RDA Microelectronics ADR	139,733	1,292,530
Rudolph Technologies [2]	89,422	1,053,391
Silicon Motion Technology ADR	94,400	1,104,480
Supertex	334,000	7,418,140
Teradyne [2]	1,539,896	24,977,113
TriQuint Semiconductor [2]	28,200	142,410
Ultra Clean Holdings [2]	303,570	1,973,205
Veeco Instruments [1,2]	274,100	10,506,253

		235,461,682

Software - 2.9%
ACI Worldwide [2]	427,600	20,892,536
Actuate Corporation [2]	243,972	1,463,832
American Software Cl. A	205,484	1,709,627
ANSYS [2]	523,200	42,598,944
Blackbaud	689,291	20,423,692
Envivio [1,2]	120,098	204,167
FactSet Research Systems	110,900	10,269,340
Fair Isaac	506,900	23,160,261
Manhattan Associates [2]	455,000	33,801,950
Monotype Imaging Holdings	666,000	15,817,500
Pervasive Software [2,3]	1,461,500	13,401,955
Rovi Corporation [2]	50,000	1,070,500

		184,814,304

Total		1,345,335,433

Materials – 9.0%
Chemicals - 3.1%
Balchem Corporation	305,000	13,401,700
Cabot Corporation	478,300	16,357,860
Hawkins	29,617	1,183,199
Innophos Holdings	192,687	10,513,003
Innospec	675,980	29,932,394
Intrepid Potash	736,806	13,822,481
KMG Chemicals	40,989	796,826
LSB Industries [2]	208,239	7,242,553
Minerals Technologies	246,232	10,221,090
Olin Corporation	34,800	877,656
OM Group [2]	45,100	1,058,948
Quaker Chemical	433,288	25,572,658
Schulman (A.)	269,690	8,511,416
Stepan Company	349,914	22,079,573
Westlake Chemical	373,300	34,903,550

		196,474,907

Construction Materials - 0.1%
Ash Grove Cement [4]	50,018	9,153,294

Containers & Packaging - 0.7%
AptarGroup	221,700	12,714,495
Greif Cl. A	536,468	28,765,414
UFP Technologies [2]	127,144	2,503,465

		43,983,374

Metals & Mining - 4.8%
Agnico-Eagle Mines	307,700	12,628,008
Allegheny Technologies	284,700	9,027,837
Carpenter Technology	117,500	5,791,575
Commercial Metals	238,700	3,783,395
Compass Minerals International	210,126	16,578,942
Eldorado Gold	1,435,900	13,684,127
Franco-Nevada Corporation	300,000	13,677,000
Geodrill [2]	497,300	592,344
Globe Specialty Metals	1,271,803	17,703,498
Haynes International	382,793	21,168,453
Hecla Mining	2,044,100	8,074,195
Hochschild Mining	134,700	560,591
Horsehead Holding Corporation [2]	653,100	7,105,728
Kingsrose Mining	100,000	67,154
Major Drilling Group International	1,207,000	10,752,917
Olympic Steel	129,000	3,083,100
Pan American Silver	930,700	15,244,866
Reliance Steel & Aluminum	913,800	65,035,146
Schnitzer Steel Industries Cl. A	358,410	9,555,211
Scorpio Mining [2]	364,000	250,824
Seabridge Gold [2]	1,135,804	15,674,095
Silver Standard Resources [2]	689,000	7,268,950
Sims Metal Management ADR	2,320,247	24,269,784
Steel Dynamics	383,521	6,086,478
Universal Stainless & Alloy Products [2]	70,000	2,544,500
Worthington Industries	523,733	16,225,248

		306,433,966

Paper & Forest Products - 0.3%
Stella-Jones	297,600	22,211,972

Total		578,257,513

Telecommunication Services – 0.1%
Diversified Telecommunication Services - 0.1%
Premiere Global Services [2]	516,500	5,676,335

Total		5,676,335

Miscellaneous [5] – 0.6%
Total		37,049,013

TOTAL COMMON STOCKS
(Cost $4,556,181,783)		6,311,324,801

REPURCHASE AGREEMENT – 2.2%
Fixed Income Clearing Corporation,
0.12% dated 3/28/13, due 4/1/13,
maturity value $139,688,862 (collateralized
by obligations of various U.S. Government
Agencies, 0.875% due 2/28/17, valued at
$142,482,563)
(Cost $139,687,000)		139,687,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.6%
U.S. Treasury Bonds
2.375%-2.75%
due 1/15/25-8/15/42	$1,868,150	1,873,958
U.S. Treasury Notes
0.25%-3.125%
due 7/31/13-2/15/22	3,738,422	3,745,750
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)		96,325,395

TOTAL COLLATERAL RECEIVED FOR
SECURITIES LOANED
(Cost $101,945,103)		101,945,103

TOTAL INVESTMENTS – 101.7%
(Cost $4,797,813,886)		6,552,956,904

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.7)%		(108,777,191)

NET ASSETS – 100.0%		$6,444,179,713

SCHEDULES OF INVESTMENTS
ROYCE MICRO-CAP FUND
MARCH 31, 2013 (UNAUDITED)
	SHARES	VALUE

COMMON STOCKS – 88.3%

Consumer Discretionary – 15.2%
Auto Components - 1.1%
Drew Industries	219,178	$7,958,353
Fuel Systems Solutions [2]	130,671	2,152,152

		10,110,505

Diversified Consumer Services - 1.9%
American Public Education [1,2]	106,630	3,720,321
Capella Education [2]	146,800	4,571,352
Lincoln Educational Services [3]	1,559,847	9,140,703

		17,432,376

Household Durables - 1.0%
Cavco Industries [2]	154,920	7,369,544
Skullcandy [1,2]	446,500	2,357,520

		9,727,064

Internet & Catalog Retail - 0.6%
Manutan International	67,991	2,777,608
Vitacost.com [2]	379,400	2,743,062

		5,520,670

Leisure Equipment & Products - 0.5%
Callaway Golf	663,654	4,393,390

Media - 0.3%
Saraiva S/A Livreiros Editores	176,700	2,457,142

Specialty Retail - 7.1%
Buckle (The)	161,275	7,523,479
Cato Corporation (The) Cl. A	243,250	5,872,055
Citi Trends [2]	582,983	5,963,916
hhgregg [1,2]	729,976	8,066,235
Jos. A. Bank Clothiers [1,2]	104,180	4,156,782
Kirkland’s [2]	735,557	8,429,483
Padini Holdings	5,763,500	3,536,460
Shoe Carnival	441,114	9,016,370
Stein Mart	1,061,752	8,897,482
Tilly’s Cl. A [2]	39,448	501,779
Zumiez [2]	187,600	4,296,040

		66,260,081

Textiles, Apparel & Luxury Goods - 2.7%
Calida Holding	105,000	2,997,472
Geox [1]	662,000	1,843,127
Maidenform Brands [2]	246,600	4,322,898
Perry Ellis International	578,448	10,521,969
True Religion Apparel	137,300	3,584,903
Van de Velde	42,000	1,843,942

		25,114,311

Total		141,015,539

Consumer Staples – 1.2%
Food Products - 1.2%
Asian Citrus Holdings	8,000,000	4,122,357
Legumex Walker [2]	647,800	3,060,924
Sipef	46,948	3,802,193
Waterloo Investment Holdings [2,6]	2,760,860	377,686

Total		11,363,160

Energy – 8.7%
Energy Equipment & Services - 6.4%
Canadian Energy Services & Technology	527,100	6,434,060
Dawson Geophysical [2]	204,333	6,129,990
Geospace Technologies [2]	9,116	983,799
Gulf Island Fabrication	290,244	6,112,539
IROC Energy Services	1,084,000	3,233,273
Lamprell [2]	1,718,156	3,406,900
Natural Gas Services Group [2]	363,697	7,004,804
Tesco Corporation [2]	542,600	7,265,414
TGC Industries	897,009	8,880,389
Total Energy Services	675,900	9,448,029

		58,899,197

Oil, Gas & Consumable Fuels - 2.3%
Contango Oil & Gas	61,073	2,448,416
Gran Tierra Energy [2]	486,600	2,861,208
Renewable Energy Group [2]	306,600	2,357,754
Sprott Resource	1,963,400	8,813,412
Triangle Petroleum [2]	733,963	4,844,156
Uranium Resources [1,2]	114,647	296,936

		21,621,882

Total		80,521,079

Financials – 6.0%
Capital Markets - 2.5%
FBR & Co. [2]	248,334	4,700,963
Gluskin Sheff + Associates	128,150	2,289,632
GMP Capital	550,600	3,555,580
INTL FCStone [2]	378,455	6,588,901
U.S. Global Investors Cl. A	381,749	1,401,019
Westwood Holdings Group	99,372	4,415,098

		22,951,193

Commercial Banks - 0.9%
Bancorp (The) [2]	231,067	3,200,278
BCB Holdings [2]	2,760,860	838,998
Pacific Continental	356,897	3,986,539

		8,025,815

Insurance - 0.7%
American Safety Insurance Holdings [2]	184,312	4,600,427
Navigators Group [2]	41,364	2,430,135

		7,030,562

Real Estate Management & Development - 1.9%
Brasil Brokers Participacoes	1,179,600	4,202,954
Kennedy-Wilson Holdings	587,181	9,107,177
Midland Holdings	9,766,500	4,315,476

		17,625,607

Total		55,633,177

Health Care – 8.4%
Biotechnology - 1.1%
Burcon NutraScience [2]	279,600	794,064
Dyax Corporation [2]	1,177,084	5,132,086
Lexicon Pharmaceuticals [2]	1,838,871	4,008,739

		9,934,889

Health Care Equipment & Supplies - 3.8%
Cerus Corporation [1,2]	1,071,554	4,736,269
CryoLife	587,711	3,532,143
Exactech [2]	257,760	5,333,054
Merit Medical Systems [2]	290,765	3,564,779
SurModics [2]	261,522	7,126,474
Syneron Medical [2]	702,374	7,178,262
Trinity Biotech ADR	135,020	2,279,138
ZELTIQ Aesthetics [1,2]	472,386	1,804,515

		35,554,634

Health Care Providers & Services - 2.4%
CorVel Corporation [2]	134,557	6,659,226
IPC The Hospitalist [2]	63,509	2,824,880
PDI [2,3]	982,694	5,797,895
U.S. Physical Therapy	279,440	7,502,964

		22,784,965

Life Sciences Tools & Services - 0.1%
EPS Corporation	420	623,296

Pharmaceuticals - 1.0%
Unichem Laboratories	848,618	2,705,116
Vetoquinol	155,065	5,088,517
Zogenix [1,2]	928,500	1,671,300

		9,464,933

Total		78,362,717

Industrials – 19.4%
Aerospace & Defense - 0.2%
American Science & Engineering	31,118	1,897,887

Building Products - 1.5%
AAON	128,444	3,543,770
Quanex Building Products	373,400	6,011,740
WaterFurnace Renewable Energy	259,100	4,131,929

		13,687,439

Commercial Services & Supplies - 1.3%
Courier Corporation	236,782	3,412,029
Ennis	474,251	7,146,962
Heritage-Crystal Clean [2]	92,576	1,397,898

		11,956,889

Construction & Engineering - 1.5%
Layne Christensen [2]	329,360	7,041,717
Severfield-Rowen	2,137,000	1,233,884
Sterling Construction [2]	558,175	6,078,526

		14,354,127

Electrical Equipment - 2.9%
Elektrobudowa	45,000	1,706,325
Global Power Equipment Group	576,212	10,152,855
Graphite India	3,623,500	5,300,244
LSI Industries	960,136	6,701,749
Voltamp Transformers	400,000	2,796,688

		26,657,861

Machinery - 6.6%
AIA Engineering	309,087	1,791,681
CB Industrial Product Holding	2,194,100	1,778,521
Foster (L.B.) Company	194,856	8,630,172
FreightCar America	364,309	7,949,223
Gorman-Rupp Company	90,971	2,733,679
Graham Corporation [3]	506,187	12,523,066
Kadant [2]	275,716	6,892,900
Key Technology [2,3]	421,814	5,331,729
RBC Bearings [2]	99,569	5,034,209
Semperit AG Holding	215,000	8,295,497

		60,960,677

Professional Services - 2.6%
CRA International [2]	340,783	7,623,316
Exponent	85,635	4,619,152
GP Strategies [2]	512,182	12,220,662

		24,463,130

Road & Rail - 2.4%
Marten Transport	571,119	11,496,625
Patriot Transportation Holding [2]	378,269	10,523,444

		22,020,069

Trading Companies & Distributors - 0.4%
Houston Wire & Cable	297,600	3,853,920

Total		179,851,999

Information Technology – 14.6%
Communications Equipment - 3.2%
Anaren [2]	588,707	11,415,029
COM DEV International [2]	841,500	3,305,197
Digi International [2]	486,008	4,340,051
KVH Industries [2]	413,300	5,608,481
Parrot [2]	155,600	4,800,906

		29,469,664

Computers & Peripherals - 0.7%
Avid Technology [2]	159,343	999,081
Super Micro Computer [2]	502,931	5,678,091

		6,677,172

Electronic Equipment, Instruments & Components - 1.2%
Electro Rent	247,000	4,579,380
Fabrinet [2]	414,945	6,062,347
Nice	276,000	916,318

		11,558,045

Internet Software & Services - 0.7%
QuinStreet [2]	479,900	2,865,003
World Energy Solutions [2,3]	733,900	3,221,821

		6,086,824

IT Services - 0.9%
CSE Global	3,066,500	2,138,527
EPAM Systems [2]	255,517	5,935,660

		8,074,187

Semiconductors & Semiconductor Equipment - 5.5%
Advanced Energy Industries [2]	452,836	8,286,899
ATMI [2]	448,300	10,055,369
AXT [2,3]	1,808,161	5,315,993
GSI Technology [2]	902,937	5,950,355
Integrated Silicon Solution [2]	732,000	6,712,440
M/A-COM Technology Solutions Holdings [2]	205,906	3,308,909
Mindspeed Technologies [2]	600,741	2,000,468
Rudolph Technologies [2]	92,565	1,090,416
Sigma Designs [2]	1,057,723	5,151,111
Ultra Clean Holdings [2]	519,282	3,375,333

		51,247,293

Software - 2.4%
Monotype Imaging Holdings	507,370	12,050,037
TeleNav [2]	485,900	3,134,055
VASCO Data Security International [2]	900,809	7,602,828

		22,786,920

Total		135,900,105

Materials – 13.5%
Chemicals - 2.5%
C. Uyemura & Co.	87,200	3,251,415
FutureFuel Corporation	319,300	3,879,495
LSB Industries [2]	100,300	3,488,434
Quaker Chemical	143,830	8,488,847
Societe Internationale de Plantations d’Heveas	47,237	3,930,957

		23,039,148

Metals & Mining - 10.8%
Alamos Gold	410,900	5,642,619
Allied Nevada Gold [2]	91,300	1,502,798
Argonaut Gold [2]	246,100	1,996,224
Bear Creek Mining [2]	1,024,500	2,813,757
Endeavour Mining [2]	1,971,000	2,910,371
Endeavour Silver [1,2]	920,500	5,725,510
Foraco International	727,300	1,145,523
Geodrill [2]	1,912,300	2,277,780
Gold Standard Ventures [1,2]	1,290,000	1,419,000
Goldgroup Mining [2]	1,576,500	380,216
Haynes International	115,330	6,377,749
Horsehead Holding Corporation [2]	941,771	10,246,469
Imdex	1,170,165	1,492,439
International Tower Hill Mines [2]	678,000	1,030,560
Lumina Copper [2]	548,900	4,733,340
McEwen Mining [2]	1,498,804	4,286,579
NorthIsle Copper and Gold [1,2]	735,499	50,682
Olympic Steel	465,959	11,136,420
Pilot Gold [2]	2,864,500	4,737,273
Quaterra Resources [2]	1,885,000	377,000
Scorpio Mining [2]	2,205,400	1,519,693
Silvercorp Metals	830,200	3,262,686
Soltoro [2]	1,680,000	595,364
Synalloy Corporation	180,942	2,511,475
Timmins Gold [2]	1,681,200	4,841,856
Torex Gold Resources [2]	1,593,200	2,728,915
Universal Stainless & Alloy Products [2]	298,352	10,845,095
Village Main Reef	7,500,000	913,510
Western Copper and Gold [2]	1,471,000	1,250,350
Wildcat Silver [2]	1,991,300	1,332,956

		100,084,209

Paper & Forest Products - 0.2%
TFS Corporation [2]	3,631,110	2,041,487

Total		125,164,844

Utilities – 0.1%
Independent Power Producers & Energy Traders - 0.1%
Alterra Power [2]	3,498,400	1,067,583

Total		1,067,583

Miscellaneous [5] – 1.2%
Total		11,279,794

TOTAL COMMON STOCKS
(Cost $730,998,390)		820,159,997

REPURCHASE AGREEMENT – 11.2%
Fixed Income Clearing Corporation,
0.12% dated 3/28/13, due 4/1/13,
maturity value $103,658,382 (collateralized
by obligations of various U.S. Government
Agencies, due 7/25/13, valued at $105,732,108)
(Cost $103,657,000)		103,657,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.9%
U.S. Treasury Notes
0.25%-4.50%
due 7/31/13-6/30/17	$1,274,206	1,277,704
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)		16,092,822

TOTAL COLLATERAL RECEIVED FOR
SECURITIES LOANED
(Cost $17,370,526)		17,370,526

TOTAL INVESTMENTS – 101.4%
(Cost $852,025,916)		941,187,523

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.4)%		(12,591,064)

NET ASSETS – 100.0%		$928,596,459

SCHEDULES OF INVESTMENTS
ROYCE PREMIER FUND
MARCH 31, 2013 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 95.4%

Consumer Discretionary – 10.4%
Automobiles - 2.2%
Thor Industries [3]	4,166,757	$153,294,990

Distributors - 1.2%
Pool Corporation	1,811,400	86,947,200

Diversified Consumer Services - 2.2%
Sotheby’s	2,628,594	98,335,702
Strayer Education [2,3]	1,068,485	51,693,304

		150,029,006

Media - 1.2%
Morningstar	1,233,206	86,225,764

Specialty Retail - 1.2%
Buckle (The)	1,730,836	80,743,499

Textiles, Apparel & Luxury Goods - 2.4%
Carter’s [2]	1,144,800	65,562,696
Columbia Sportswear	1,272,813	73,670,416
Wolverine World Wide	650,000	28,840,500

		168,073,612

Total		725,314,071

Consumer Staples – 5.0%
Food Products - 2.6%
Cal-Maine Foods [3]	1,721,686	73,274,956
Sanderson Farms [3]	1,880,191	102,696,033

		175,970,989

Personal Products - 2.4%
Nu Skin Enterprises Cl. A [3]	3,816,994	168,711,135

Total		344,682,124

Energy – 7.5%
Energy Equipment & Services - 7.5%
Ensign Energy Services	7,128,000	121,530,697
Pason Systems	3,916,300	68,314,057
SEACOR Holdings	504,540	37,174,507
Tidewater	892,800	45,086,400
Trican Well Service [3]	8,027,100	117,737,650
Unit Corporation [2,3]	2,896,073	131,916,125

Total		521,759,436

Financials – 10.8%
Capital Markets - 4.6%
Affiliated Managers Group [2]	475,000	72,945,750
Federated Investors Cl. B	3,939,300	93,243,231
Partners Group Holding	271,613	67,037,739
Stifel Financial [2]	2,590,777	89,822,239

		323,048,959

Insurance - 3.8%
Alleghany Corporation [2]	464,525	183,914,738
ProAssurance Corporation	1,668,298	78,960,544

		262,875,282

Real Estate Management & Development - 2.4%
Jones Lang LaSalle	1,219,700	121,250,377
St. Joe Company (The) [2]	2,188,074	46,496,573

		167,746,950

Total		753,671,191

Health Care – 4.6%
Biotechnology - 2.0%
Myriad Genetics [2,3]	5,364,765	136,265,031

Health Care Equipment & Supplies - 1.6%
IDEXX Laboratories [2]	1,186,500	109,620,735

Life Sciences Tools & Services - 1.0%
PerkinElmer	2,083,200	70,078,848

Total		315,964,614

Industrials – 25.9%
Air Freight & Logistics - 1.1%
Forward Air	1,090,128	40,650,873
UTi Worldwide	2,459,700	35,616,456

		76,267,329

Building Products - 2.3%
Armstrong World Industries [2]	970,170	54,222,801
Simpson Manufacturing [3]	3,387,886	103,703,191

		157,925,992

Commercial Services & Supplies - 2.5%
Copart [2]	2,334,800	80,036,944
Ritchie Bros. Auctioneers	4,441,250	96,375,125

		176,412,069

Construction & Engineering - 1.5%
EMCOR Group	2,458,145	104,200,767

Electrical Equipment - 1.4%
Brady Corporation Cl. A	1,516,927	50,862,562
GrafTech International [1,2]	6,034,076	46,341,704

		97,204,266

Machinery - 11.9%
Gardner Denver	378,918	28,460,531
Kennametal	1,563,500	61,039,040
Lincoln Electric Holdings [3]	4,774,994	258,709,175
Rational	189,966	57,066,115
Semperit AG Holding [3]	1,894,996	73,115,974
Valmont Industries	813,440	127,929,709
Wabtec Corporation	718,137	73,328,969
Woodward [3]	3,806,024	151,327,514

		830,977,027

Marine - 1.1%
Kirby Corporation [2]	1,007,335	77,363,328

Professional Services - 1.1%
Towers Watson & Company Cl. A	1,111,811	77,070,738

Road & Rail - 1.3%
Landstar System	1,600,300	91,361,127

Trading Companies & Distributors - 1.7%
Air Lease Cl. A	1,210,357	35,487,667
MSC Industrial Direct Cl. A	952,284	81,686,922

		117,174,589

Total		1,805,957,232

Information Technology – 18.2%
Communications Equipment - 0.9%
ADTRAN [3]	3,245,434	63,772,778

Electronic Equipment, Instruments & Components - 6.3%
Anixter International	980,700	68,570,544
Benchmark Electronics [2,3]	2,843,900	51,247,078
Cognex Corporation [3]	2,602,717	109,704,521
FEI Company	1,133,444	73,163,810
National Instruments	4,147,101	135,817,558

		438,503,511

IT Services - 2.8%
Gartner [2]	1,980,820	107,776,416
Jack Henry & Associates	1,836,640	84,871,135

		192,647,551

Office Electronics - 1.6%
Zebra Technologies Cl. A [2]	2,423,325	114,211,307

Semiconductors & Semiconductor Equipment - 5.0%
Cabot Microelectronics [2,3]	2,086,191	72,495,137
Fairchild Semiconductor International [2,3]	6,558,112	92,731,704
MKS Instruments [3]	2,971,910	80,835,952
Veeco Instruments [1,2,3]	2,658,912	101,916,097

		347,978,890

Software - 1.6%
Fair Isaac [3]	1,832,600	83,731,494
SimCorp	100,000	26,820,714

		110,552,208

Total		1,267,666,245

Materials – 12.0%
Chemicals - 3.6%
Cabot Corporation	1,665,800	56,970,360
Westlake Chemical	2,121,985	198,405,597

		255,375,957

Metals & Mining - 8.1%
Allied Nevada Gold [2]	2,255,500	37,125,530
Globe Specialty Metals [3]	3,882,763	54,048,061
Pan American Silver	5,381,044	88,141,501
Pretium Resources [2]	4,672,100	37,003,032
Reliance Steel & Aluminum	2,519,800	179,334,166
Schnitzer Steel Industries Cl. A [3]	2,108,038	56,200,293
Seabridge Gold [2,3]	3,342,400	46,125,120
Silver Standard Resources [2,3]	4,115,069	43,413,978
Sims Metal Management ADR	2,049,304	21,435,720

		562,827,401

Paper & Forest Products - 0.3%
Stella-Jones	264,803	19,764,102

Total		837,967,460

Miscellaneous [5] – 1.0%
Total		70,680,055

TOTAL COMMON STOCKS
(Cost $4,460,776,083)		6,643,662,428

REPURCHASE AGREEMENT – 4.6%
Fixed Income Clearing Corporation,
0.12% dated 3/28/13, due 4/1/13,
maturity value $321,930,292 (collateralized
by obligations of various U.S. Government
Agencies, 0.875%-3.625% due 5/29/13-2/28/17,
valued at $328,369,970)
(Cost $321,926,000)		321,926,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.3%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $85,614,258)		85,614,258

TOTAL INVESTMENTS – 101.3%
(Cost $4,868,316,341)		7,051,202,686

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.3)%		(88,202,942)

NET ASSETS – 100.0%		$6,962,999,744

SCHEDULES OF INVESTMENTS
ROYCE LOW-PRICED STOCK FUND
MARCH 31, 2013 (UNAUDITED)
	SHARES	VALUE

COMMON STOCKS – 98.3%

Consumer Discretionary – 8.5%
Auto Components - 0.3%
Gentex Corporation	350,000	$7,003,500

Automobiles - 1.0%
Thor Industries	728,653	26,807,144

Diversified Consumer Services - 1.1%
Corinthian Colleges [1,2]	4,041,854	8,487,893
Universal Technical Institute [3]	1,655,679	20,911,226

		29,399,119

Household Durables - 0.1%
Helen of Troy [2]	101,996	3,912,567

Internet & Catalog Retail - 0.4%
NutriSystem	1,075,690	9,121,851

Media - 0.4%
Pico Far East Holdings	30,000,000	10,782,539

Specialty Retail - 4.8%
Buckle (The)	604,575	28,203,424
Cato Corporation (The) Cl. A	502,350	12,126,729
Chico’s FAS	781,000	13,120,800
GameStop Corporation Cl. A	850,000	23,774,500
Lewis Group	1,543,747	10,850,366
Luk Fook Holdings (International) [1]	4,077,800	13,080,395
Men’s Wearhouse (The)	356,700	11,920,914
Williams-Sonoma	190,405	9,809,665

		122,886,793

Textiles, Apparel & Luxury Goods - 0.4%
Crocs [2]	641,300	9,504,066

Total		219,417,579

Consumer Staples – 4.4%
Food Products - 2.5%
Asian Citrus Holdings	30,918,000	15,931,878
Darling International [2]	880,970	15,822,221
Industrias Bachoco ADR	980,622	31,487,773

		63,241,872

Personal Products - 1.9%
Nu Skin Enterprises Cl. A	1,129,333	49,916,518

Total		113,158,390

Energy – 13.5%
Energy Equipment & Services - 13.0%
C&J Energy Services [2]	1,550,739	35,511,923
Calfrac Well Services	1,556,100	41,803,385
Ensign Energy Services	1,254,100	21,382,105
Lamprell [2]	4,278,455	8,483,671
Oil States International [2]	257,343	20,991,469
Pason Systems	2,250,700	39,260,130
RPC	733,769	11,131,276
Tesco Corporation [1,2]	1,871,152	25,054,725
TGS-NOPEC Geophysical	385,000	14,501,562
Total Energy Services [3]	1,766,700	24,695,714
Trican Well Service	3,519,800	51,626,737
Unit Corporation [2]	853,400	38,872,370

		333,315,067

Oil, Gas & Consumable Fuels - 0.5%
Sprott Resource	2,980,100	13,377,228

Total		346,692,295

Financials – 10.7%
Capital Markets - 7.2%
Ashmore Group	4,080,363	21,699,673
Federated Investors Cl. B	1,521,900	36,023,373
INTL FCStone [1,2]	604,900	10,531,309
Jupiter Fund Management	4,221,349	21,012,682
Sprott	8,302,400	28,605,014
Stifel Financial [1,2]	470,663	16,317,886
U.S. Global Investors Cl. A	661,751	2,428,626
Value Partners Group	75,030,500	48,618,484

		185,237,047

Diversified Financial Services - 1.0%
KKR Financial Holdings LLC	1,163,430	12,879,170
PICO Holdings [2]	544,770	12,093,894

		24,973,064

Insurance - 0.3%
Argo Group International Holdings	121,897	5,044,098
Aspen Insurance Holdings	103,000	3,973,740

		9,017,838

Real Estate Management & Development - 2.2%
Brasil Brokers Participacoes	2,000,000	7,126,067
E-House China Holdings ADR	2,086,204	9,700,849
Gladstone Land [3]	501,200	7,778,624
Kennedy-Wilson Holdings	2,050,830	31,808,373

		56,413,913

Total		275,641,862

Health Care – 6.3%
Biotechnology - 2.1%
Maxygen	640,200	1,542,882
Myriad Genetics [2]	1,980,237	50,298,020
Sinovac Biotech [1,2]	573,711	2,134,205

		53,975,107

Health Care Equipment & Supplies - 1.0%
Carl Zeiss Meditec	324,993	10,275,255
Nihon Kohden	342,000	12,043,661
Thoratec Corporation [2]	100,000	3,750,000

		26,068,916

Health Care Providers & Services - 0.1%
Cross Country Healthcare [2]	523,968	2,782,270

Pharmaceuticals - 3.1%
Adcock Ingram Holdings	1,911,000	12,592,029
Medicines Company (The) [2]	1,400,140	46,792,679
Recordati	1,388,800	12,568,455
Sino Biopharmaceutical	2,450,000	1,710,649
VIVUS [1,2]	500,000	5,500,000

		79,163,812

Total		161,990,105

Industrials – 13.3%
Aerospace & Defense - 1.6%
HEICO Corporation Cl. A	753,627	25,856,942
Orbital Sciences [1,2]	852,523	14,228,609

		40,085,551

Building Products - 0.6%
WaterFurnace Renewable Energy [3]	970,500	15,476,793

Commercial Services & Supplies - 1.4%
Ennis	865,562	13,044,019
Moshi Moshi Hotline	1,575,600	22,411,732

		35,455,751

Construction & Engineering - 0.7%
Raubex Group	8,840,707	18,748,033

Electrical Equipment - 2.0%
GrafTech International [1,2]	5,357,800	41,147,904
Powell Industries [2]	214,848	11,294,559

		52,442,463

Machinery - 1.4%
Kennametal	574,500	22,428,480
Lincoln Electric Holdings	251,070	13,602,973

		36,031,453

Professional Services - 3.7%
CBIZ [1,2]	547,600	3,493,688
Exponent	105,400	5,685,276
Kforce	698,774	11,438,930
Korn/Ferry International [2]	1,420,340	25,367,272
Resources Connection	400,000	5,080,000
TrueBlue [2,3]	2,127,691	44,979,388

		96,044,554

Road & Rail - 1.2%
Heartland Express	688,366	9,182,803
Universal Truckload Services [2]	287,561	6,708,798
Werner Enterprises	605,093	14,606,945

		30,498,546

Trading Companies & Distributors - 0.7%
Houston Wire & Cable [3]	1,389,200	17,990,140

Total		342,773,284

Information Technology – 22.5%
Communications Equipment - 3.5%
ADTRAN	1,173,581	23,060,867
Arris Group [2]	738,671	12,682,981
Harmonic [2]	1,122,500	6,499,275
KVH Industries [2,3]	777,804	10,554,800
NETGEAR [2]	724,300	24,271,293
PC-Tel	792,024	5,623,370
Tellabs	2,932,600	6,129,134

		88,821,720

Computers & Peripherals - 0.9%
QLogic Corporation [2]	500,000	5,800,000
STEC [1,2]	1,462,400	6,463,808
Xyratex	1,177,566	11,657,903

		23,921,711

Electronic Equipment, Instruments & Components - 3.0%
AVX Corporation	1,068,900	12,719,910
GSI Group [2]	1,275,000	10,875,750
Littelfuse	163,400	11,086,690
TTM Technologies [2]	2,606,735	19,811,186
Vishay Intertechnology [2]	1,606,550	21,865,146

		76,358,682

Internet Software & Services - 0.3%
ValueClick [2]	302,600	8,941,830

IT Services - 2.8%
Convergys Corporation	2,105,730	35,860,582
Forrester Research	368,300	11,656,695
TeleTech Holdings [1,2]	1,151,673	24,426,984

		71,944,261

Semiconductors & Semiconductor Equipment - 12.0%
Advanced Energy Industries [2]	651,400	11,920,620
Aixtron ADR [1]	868,190	12,727,665
ATMI [2]	1,125,000	25,233,750
Brooks Automation	2,522,582	25,679,885
Cirrus Logic [1,2]	343,300	7,810,075
Fairchild Semiconductor International [2]	3,617,039	51,144,932
International Rectifier [1,2]	2,187,753	46,270,976
Lam Research [2]	268,800	11,144,448
Micrel	535,744	5,630,669
MKS Instruments	1,301,455	35,399,576
OmniVision Technologies [2]	1,820,191	25,082,232
Sigma Designs [2]	307,858	1,499,268
Teradyne [2]	3,087,975	50,086,955

		309,631,051

Total		579,619,255

Materials – 18.3%
Chemicals - 1.3%
Intrepid Potash	1,209,900	22,697,724
Westlake Chemical	112,500	10,518,750

		33,216,474

Construction Materials - 0.4%
Mardin Cimento Sanayii	3,288,100	9,740,903

Metals & Mining - 15.7%
Alamos Gold	3,168,400	43,509,552
Allied Nevada Gold [2]	1,663,878	27,387,432
AuRico Gold [1,2]	1,147,500	7,217,775
Castle (A.M.) & Co. [2]	165,367	2,893,923
Centamin [2]	12,898,400	9,776,806
Endeavour Mining [2]	3,625,000	5,352,660
Globe Specialty Metals	3,626,606	50,482,356
Hochschild Mining	5,858,563	24,382,008
Horsehead Holding Corporation [1,2]	1,209,335	13,157,565
Kirkland Lake Gold [2]	1,521,100	8,055,832
Major Drilling Group International	2,836,800	25,272,473
McEwen Mining [2]	6,708,918	19,187,505
Olympic Steel	377,139	9,013,622
Orbit Garant Drilling [2]	1,512,500	2,605,577
Pan American Silver	2,563,053	41,982,808
Pretium Resources [1,2]	4,335,000	34,333,200
Reliance Steel & Aluminum	180,000	12,810,600
Schnitzer Steel Industries Cl. A	177,100	4,721,486
Seabridge Gold [2]	1,111,783	15,342,605
Silver Standard Resources [1,2]	1,978,611	20,874,346
Silvercorp Metals	3,231,900	12,701,367
Sims Metal Management ADR	1,210,855	12,665,543

		403,727,041

Paper & Forest Products - 0.9%
Buckeye Technologies	831,300	24,897,435

Total		471,581,853

Utilities – 0.1%
Independent Power Producers & Energy Traders - 0.1%
Alterra Power [2]	9,732,900	2,970,123

Total		2,970,123

Miscellaneous [5] – 0.7%
Total		19,283,625

TOTAL COMMON STOCKS
(Cost $2,111,668,114)		2,533,128,371

REPURCHASE AGREEMENT – 1.0%
Fixed Income Clearing Corporation,
0.12% dated 3/28/13, due 4/1/13,
maturity value $24,584,328 (collateralized
by obligations of various U.S. Government
Agencies, 0.75% due 8/15/13-9/5/13, valued at
$25,076,185)
(Cost $24,584,000)		24,584,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 2.1%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $53,857,105)		53,857,105

TOTAL INVESTMENTS – 101.4%
(Cost $2,190,109,219)		2,611,569,476

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.4)%		(34,892,183)

NET ASSETS – 100.0%		$2,576,677,293

SCHEDULES OF INVESTMENTS
ROYCE TOTAL RETURN FUND
MARCH 31, 2013 (UNAUDITED)
	SHARES	VALUE

COMMON STOCKS – 94.1%

Consumer Discretionary – 11.3%
Auto Components - 0.4%
Autoliv	29,300	$2,025,802
Gentex Corporation	619,600	12,398,196
Spartan Motors	47,557	252,528
Standard Motor Products	113,106	3,135,298
Superior Industries International	49,159	918,290

		18,730,114

Automobiles - 0.3%
Thor Industries	407,049	14,975,333

Distributors - 0.1%
Weyco Group	282,000	6,911,820

Diversified Consumer Services - 0.3%
DeVry	84,100	2,670,175
Hillenbrand	243,625	6,158,840
Regis Corporation	231,100	4,203,709
Sotheby’s	2,200	82,302
Strayer Education [2]	21,000	1,015,980
Universal Technical Institute	6,700	84,621

		14,215,627

Hotels, Restaurants & Leisure - 0.6%
Abu Dhabi National Hotels	1,200,000	637,081
Ambassadors Group	29,970	129,171
Bob Evans Farms	430,673	18,355,283
Cheesecake Factory	60,600	2,339,766
Churchill Downs	31,400	2,199,256
DineEquity	61,030	4,198,254

		27,858,811

Household Durables - 0.9%
American Greetings Cl. A	112,800	1,816,080
Blyth	5,638	97,876
Ethan Allen Interiors	1,170,250	38,524,630
Harman International Industries	47,900	2,137,777
Leggett & Platt	39,003	1,317,521

		43,893,884

Internet & Catalog Retail - 0.0%
HSN	700	38,402
NutriSystem	23,260	197,245

		235,647

Leisure Equipment & Products - 0.2%
Arctic Cat [2]	92,881	4,058,899
Callaway Golf	962,900	6,374,398
Hasbro	12,438	546,526
Polaris Industries	16,700	1,544,583

		12,524,406

Media - 0.5%
Arbitron	43,600	2,043,532
CTC Media	121,800	1,436,022
Harte-Hanks	25,888	201,667
Meredith Corporation	99,320	3,799,983
Morningstar	19,301	1,349,526
Saga Communications Cl. A	88,702	4,103,355
Scholastic Corporation	68,199	1,817,503
Washington Post (The) Cl. B	300	134,100
Wiley (John) & Sons Cl. A	4,900	190,904
World Wrestling Entertainment Cl. A	1,035,067	9,129,291

		24,205,883

Multiline Retail - 0.0%
Dillard’s Cl. A	32,286	2,536,065

Specialty Retail - 5.9%
Aaron’s	23,200	665,376
American Eagle Outfitters	1,797,462	33,612,540
Ascena Retail Group [2]	1,699,118	31,518,639
Buckle (The)	818,508	38,183,398
Cato Corporation (The) Cl. A	1,429,208	34,501,081
Chico’s FAS	159,700	2,682,960
Finish Line (The) Cl. A	28,824	564,662
Foot Locker	82,692	2,831,374
GameStop Corporation Cl. A	1,201,957	33,618,737
Guess?	1,326,519	32,937,467
Jos. A. Bank Clothiers [1,2]	791,736	31,590,266
Men’s Wearhouse (The)	303,139	10,130,905
PetSmart	1,400	86,940
RadioShack Corporation [1,2]	159,981	537,536
Rent-A-Center	71,800	2,652,292
Ross Stores	59,800	3,625,076
Shoe Carnival	255,426	5,220,908
Signet Jewelers	3,400	227,800
Stage Stores	87,678	2,269,107
Systemax	295,961	2,930,014
Tiffany & Co.	407,500	28,337,550
Williams-Sonoma	3,700	190,624

		298,915,252

Textiles, Apparel & Luxury Goods - 2.1%
Barry (R.G.) [3]	1,048,496	14,039,361
Columbia Sportswear	54,129	3,132,987
G-III Apparel Group [2]	870,413	34,912,265
Jones Group (The)	521,023	6,627,413
Movado Group	4,500	150,840
Steven Madden [2]	579,247	24,988,716
True Religion Apparel	79,300	2,070,523
Vera Bradley [2]	577,500	13,646,325
Wolverine World Wide	82,917	3,679,027

		103,247,457

Total		568,250,299

Consumer Staples – 4.5%
Beverages - 0.0%
Crimson Wine Group [1,2]	43,380	403,434

Food & Staples Retailing - 0.5%
Village Super Market Cl. A [3]	731,386	24,640,394
Weis Markets	1,277	51,974

		24,692,368

Food Products - 2.7%
Cal-Maine Foods	27,498	1,170,315
Farmer Bros. [2]	542,300	7,971,810
Flowers Foods	600,150	19,768,941
Hershey Creamery [4]	882	1,719,900
Hormel Foods	332,766	13,749,891
J.M. Smucker Company (The)	324,000	32,127,840
Lancaster Colony	3,800	292,600
Sanderson Farms	10,700	584,434
Seaboard Corporation	10,476	29,332,695
Tootsie Roll Industries	910,867	27,244,029

		133,962,455

Household Products - 0.0%
WD-40 Company	8,196	448,895

Personal Products - 1.3%
Inter Parfums	1,147,845	28,041,853
Nu Skin Enterprises Cl. A	908,387	40,150,706

		68,192,559

Tobacco - 0.0%
Universal Corporation	19,764	1,107,574

Total		228,807,285

Diversified Investment Companies – 0.4%
Closed-End Funds - 0.4%
British Empire Securities and General Trust	440,000	3,326,075
Central Fund of Canada Cl. A	870,500	16,861,585
RIT Capital Partners	100,000	1,841,573

Total		22,029,233

Energy – 8.1%
Energy Equipment & Services - 3.3%
CARBO Ceramics	283,500	25,818,345
Core Laboratories	100	13,792
Exterran Partners L.P.	629,700	16,542,219
Helmerich & Payne	560,944	34,049,301
Lufkin Industries	53,136	3,527,699
Oceaneering International	11,801	783,704
Oil States International [2]	469,383	38,287,571
Patterson-UTI Energy	58,877	1,403,628
Precision Drilling	611,050	5,639,992
RPC	174,900	2,653,233
SEACOR Holdings	361,477	26,633,625
Tidewater	150,000	7,575,000

		162,928,109

Oil, Gas & Consumable Fuels - 4.8%
Alliance Holdings GP L.P.	578,500	30,469,595
Alliance Resource Partners L.P.	278,000	17,708,600
Apco Oil and Gas International [2]	600	7,440
Arch Coal	111,518	605,543
Baytex Energy	41,100	1,723,323
Cimarex Energy	346,590	26,146,750
Delek US Holdings	15,203	599,910
Energen Corporation	15,700	816,557
Energy Transfer Equity L.P.	424,500	24,824,760
Energy XXI (Bermuda)	64,400	1,752,968
Hugoton Royalty Trust	558,500	5,210,805
Magellan Midstream Partners L.P.	737,302	39,394,046
Natural Resource Partners L.P.	537,700	12,582,180
NuStar GP Holdings LLC	369,200	11,999,000
Pengrowth Energy	73,457	374,631
Penn Virginia [1,2]	633,760	2,560,390
Pioneer Southwest Energy Partners L.P.	94,685	2,313,155
Plains All American Pipeline L.P.	180,000	10,166,400
PVR Partners L.P.	514,500	12,404,595
QEP Resources	2,191	69,761
Sabine Royalty Trust	700	32,648
San Juan Basin Royalty Trust	920	13,920
SM Energy	18,342	1,086,213
Sunoco Logistics Partners L.P.	589,000	38,520,600
W&T Offshore	77,700	1,103,340

		242,487,130

Total		405,415,239

Financials – 27.3%
Capital Markets - 8.0%
A.F.P. Provida ADR	261,700	27,871,050
AGF Management Cl. B	815,600	8,654,986
AllianceBernstein Holding L.P.	1,768,804	38,736,808
AP Alternative Assets L.P. [2]	76,000	1,337,600
Apollo Global Management LLC Cl. A	659,500	14,271,580
Apollo Investment	1,161,400	9,709,304
Artio Global Investors Cl. A [2]	22,587	61,437
ASA Gold and Precious Metals	295,000	5,681,700
Banca Generali	86,000	1,631,540
Bank Sarasin & Co. Cl. B [2]	27,601	783,574
Banque Privee Edmond de Rothschild	205	4,340,567
CI Financial	933,500	25,822,070
Cohen & Steers	385,630	13,909,674
Coronation Fund Managers	1,315,000	6,864,376
Egyptian Financial Group-Hermes
Holding Company [2]	860,027	1,264,179
Egyptian Financial Group-Hermes
Holding Company GDR [2]	75,000	240,000
Federated Investors Cl. B	1,830,139	43,319,390
GAMCO Investors Cl. A	278,300	14,780,513
Investec	118,000	822,964
Janus Capital Group	558,109	5,246,225
KKR & Co. L.P.	1,315,600	25,417,392
Lazard Cl. A	404,590	13,808,657
MVC Capital	495,000	6,350,850
Oppenheimer Holdings Cl. A	4,567	88,919
Paris Orleans	249,213	5,686,279
Raymond James Financial	597,925	27,564,342
Schroders	131,100	4,199,133
SEI Investments	1,542,446	44,499,567
T. Rowe Price Group	411,100	30,779,057
Teton Advisors Cl. A [4]	1,297	22,179
Vontobel Holding	75,400	2,398,694
Waddell & Reed Financial Cl. A	277,200	12,135,816
Westwood Holdings Group	45,895	2,039,115

		400,339,537

Commercial Banks - 3.4%
Ames National	370,291	7,724,270
Banco Latinoamericano de Comercio Exterior Cl. E	110,575	2,735,625
Bank of Hawaii	782,001	39,733,471
BLOM Bank GDR	684,500	5,900,390
BOK Financial	521,582	32,494,559
Canadian Western Bank	783,200	21,857,282
CapitalSource	265,400	2,553,148
City Holding Company	642,558	25,567,383
Farmers & Merchants Bank of Long Beach	479	2,347,100
First Citizens BancShares Cl. A	61,526	11,240,800
First National Bank Alaska	3,110	5,308,397
National Bankshares	125,549	4,385,427
Peapack-Gladstone Financial [3]	475,350	7,087,469
Sun Bancorp [2]	284,428	969,899

		169,905,220

Consumer Finance - 0.1%
Cash America International	37,900	1,988,613
Nelnet Cl. A	45,600	1,541,280

		3,529,893

Diversified Financial Services - 0.6%
Leucadia National	433,800	11,899,134
NASDAQ OMX Group (The)	31,400	1,014,220
Sofina	195,572	17,673,936

		30,587,290

Insurance - 9.8%
Alleghany Corporation [2]	102,139	40,438,873
Allied World Assurance Company Holdings	422,602	39,183,657
American Financial Group	143,300	6,789,554
American National Insurance	145,093	12,604,229
AmTrust Financial Services	39,580	1,371,447
Argo Group International Holdings	10,857	449,263
Aspen Insurance Holdings	633,808	24,452,313
Assurant	61,859	2,784,274
Assured Guaranty	222,192	4,579,377
Baldwin & Lyons Cl. B	107,244	2,551,335
Cincinnati Financial	280,000	13,213,200
Crawford & Company Cl. B	37,349	283,479
E-L Financial	92,288	46,893,951
EMC Insurance Group	101,164	2,663,648
Employers Holdings	13,000	304,850
Erie Indemnity Cl. A	635,400	47,991,762
Everest Re Group	8,700	1,129,782
FBL Financial Group Cl. A	1,000	38,860
Fidelity National Financial	1,097,852	27,698,806
First American Financial	284,661	7,278,782
Gallagher (Arthur J.) & Co.	880,400	36,369,324
HCC Insurance Holdings	270,726	11,378,614
Infinity Property & Casualty	58,062	3,263,084
Kansas City Life Insurance	2,247	87,925
Markel Corporation [1,2]	67,900	34,187,650
Meadowbrook Insurance Group	30,746	216,759
Mercury General	196,200	7,441,866
Montpelier Re Holdings	259,907	6,770,577
National Western Life Insurance Cl. A	2,200	387,200
Old Republic International	767,000	9,748,570
PartnerRe	213,030	19,835,223
Platinum Underwriters Holdings	196,406	10,961,419
Primerica	32,200	1,055,516
Protective Life	51,730	1,851,934
Reinsurance Group of America	648,365	38,687,939
RenaissanceRe Holdings	9,809	902,330
RLI Corp.	79,435	5,707,405
StanCorp Financial Group	8,800	376,288
State Auto Financial	343,625	5,985,947
Stewart Information Services	63,800	1,624,986
Symetra Financial	670,952	8,997,466
Torchmark Corporation	44,100	2,637,180
United Fire Group	91,674	2,334,937
White Mountains Insurance Group	3,760	2,132,371

		495,643,952

Real Estate Investment Trusts (REITs) - 4.1%
Annaly Capital Management	450,500	7,158,445
Colony Financial	1,744,149	38,720,108
Cousins Properties	818,085	8,745,329
DCT Industrial Trust	1,121,600	8,299,840
Essex Property Trust	83,000	12,498,140
Lexington Realty Trust	1,711,246	20,192,703
MFA Financial	692,000	6,449,440
National Health Investors	159,570	10,443,856
National Retail Properties	650,000	23,510,500
PS Business Parks	168,500	13,298,020
Rayonier	675,000	40,277,250
W.P. Carey	281,231	18,954,969

		208,548,600

Real Estate Management & Development - 0.3%
Alexander & Baldwin [2]	494,700	17,685,525

Thrifts & Mortgage Finance - 1.0%
Genworth MI Canada	1,219,500	29,987,803
Kearny Financial [2]	186,379	1,901,066
TrustCo Bank Corp NY	3,138,749	17,514,219

		49,403,088

Total		1,375,643,105

Health Care – 5.9%
Health Care Equipment & Supplies - 2.5%
Analogic Corporation	161,500	12,761,730
Atrion Corporation	800	153,592
Cantel Medical	68,009	2,044,351
Hill-Rom Holdings	511,770	18,024,539
IDEXX Laboratories [2]	379,600	35,071,244
Invacare Corporation	127,389	1,662,426
ResMed	31,900	1,478,884
STERIS Corporation	661,508	27,525,348
Teleflex	309,700	26,172,747

		124,894,861

Health Care Providers & Services - 2.8%
Assisted Living Concepts Cl. A [2]	2,700	32,103
Chemed Corporation	466,064	37,275,799
Coventry Health Care	4,458	209,660
Ensign Group	18,415	615,061
Landauer	403,171	22,730,781
Magellan Health Services [2]	355,366	16,904,761
MEDNAX [2]	332,985	29,845,445
Omnicare	71,099	2,895,151
Owens & Minor	935,750	30,468,020
U.S. Physical Therapy	11,428	306,842

		141,283,623

Life Sciences Tools & Services - 0.5%
Nordion [2]	71,130	470,169
PerkinElmer	712,600	23,971,864

		24,442,033

Pharmaceuticals - 0.1%
Valeant Pharmaceuticals International [2]	55,768	4,183,716

Total		294,804,233

Industrials – 18.7%
Aerospace & Defense - 1.4%
American Science & Engineering	140,429	8,564,765
Cubic Corporation	604,212	25,811,936
HEICO Corporation	371,875	16,143,094
HEICO Corporation Cl. A	390,933	13,412,911
National Presto Industries	66,026	5,315,093
Triumph Group	24,376	1,913,516

		71,161,315

Air Freight & Logistics - 0.8%
Aramex	1,600,000	975,769
C. H. Robinson Worldwide	256,000	15,221,760
Expeditors International of Washington	458,400	16,369,464
UTi Worldwide	492,600	7,132,848

		39,699,841

Building Products - 0.7%
Smith (A.O.) Corporation	497,894	36,630,062

Commercial Services & Supplies - 2.6%
ABM Industries	720,900	16,032,816
Ennis	378,529	5,704,432
G&K Services Cl. A	1,955	88,972
Healthcare Services Group	142,464	3,651,352
HNI Corporation	474,573	16,842,596
Kimball International Cl. B	724,600	6,564,876
McGrath RentCorp	291,300	9,059,430
Mine Safety Appliances	196,000	9,725,520
Progressive Waste Solutions	9,000	190,350
Ritchie Bros. Auctioneers	1,656,320	35,942,144
Rollins	833,625	20,465,494
UniFirst Corporation	32,616	2,951,748
US Ecology	47,505	1,261,258
Viad Corporation	19,840	548,774

		129,029,762

Construction & Engineering - 0.4%
Comfort Systems USA	265,131	3,735,696
EMCOR Group	69,939	2,964,714
Granite Construction	205,075	6,529,588
Great Lakes Dredge & Dock	4,432	29,828
KBR	85,113	2,730,425
URS Corporation	45,800	2,171,378

		18,161,629

Electrical Equipment - 2.7%
Acuity Brands	11,668	809,176
AZZ	606,165	29,217,153
Belden	18,703	966,010
Brady Corporation Cl. A	458,973	15,389,365
Encore Wire	18,075	632,986
Franklin Electric	733,800	24,633,666
Hubbell Cl. B	306,021	29,717,699
LSI Industries	1,104,161	7,707,044
Preformed Line Products	202,671	14,180,890
Regal-Beloit	9,102	742,359
Roper Industries	76,000	9,675,560

		133,671,908

Industrial Conglomerates - 0.2%
Raven Industries	312,402	10,499,831

Machinery - 7.2%
Alamo Group	515,669	19,724,339
American Railcar Industries	119,609	5,590,525
Ampco-Pittsburgh	189,320	3,580,041
Briggs & Stratton	388,230	9,628,104
Crane Company	290,000	16,199,400
Donaldson Company	7,500	271,425
Foster (L.B.) Company	5,900	261,311
FreightCar America	10,539	229,961
Gardner Denver	14,500	1,089,095
Gorman-Rupp Company	576,633	17,327,822
Kaydon Corporation	18,900	483,462
Kennametal	441,655	17,242,211
Lincoln Electric Holdings	498,972	27,034,303
Lindsay Corporation	224,582	19,803,641
Miller Industries	121,298	1,946,833
Mueller (Paul) Company [2,3],4	116,700	2,100,600
Mueller Industries	410,262	21,862,862
Nordson Corporation	634,300	41,832,085
Standex International	52,643	2,906,946
Starrett (L.S.) Company (The) Cl. A [3]	529,400	5,849,870
Sun Hydraulics	935,349	30,408,196
Tennant Company	624,198	30,311,055
Timken Company (The)	43,832	2,480,014
Toro Company (The)	656,550	30,227,562
Trinity Industries	645,587	29,264,459
Wabtec Corporation	1,900	194,009
Watts Water Technologies Cl. A	1,200	57,588
Woodward	609,200	24,221,792

		362,129,511

Marine - 0.2%
Euroseas	116,546	134,028
Matson	494,700	12,169,620

		12,303,648

Professional Services - 1.7%
Corporate Executive Board	236,000	13,725,760
Heidrick & Struggles International	125,732	1,879,693
Kelly Services Cl. A	595,000	11,114,600
ManpowerGroup	462,152	26,213,262
Resources Connection	77,822	988,339
Robert Half International	26,300	987,039
Towers Watson & Company Cl. A	465,800	32,289,256

		87,197,949

Road & Rail - 0.1%
Arkansas Best	246,081	2,874,226

Trading Companies & Distributors - 0.7%
Applied Industrial Technologies	760,870	34,239,150
Houston Wire & Cable	59,164	766,174
MFC Industrial	38,959	352,969
Watsco	6,402	538,920

		35,897,213

Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Pacifico ADR	40,000	2,344,400

Total		941,601,295

Information Technology – 6.7%
Communications Equipment - 1.9%
ADTRAN	440,057	8,647,120
Bel Fuse Cl. A	22,350	308,430
Bel Fuse Cl. B	74,000	1,155,140
Black Box	315,153	6,873,487
Comtech Telecommunications	109,300	2,653,804
NETGEAR [2]	1,122,609	37,618,628
Plantronics	846,897	37,424,378
Tellabs	741,355	1,549,432

		96,230,419

Computers & Peripherals - 0.0%
Diebold	13,700	415,384
Xyratex	4,803	47,550

		462,934

Electronic Equipment, Instruments & Components - 2.5%
AVX Corporation	1,218,031	14,494,569
Cognex Corporation	418,300	17,631,345
Electro Rent	1,616	29,961
FLIR Systems	133,800	3,480,138
Littelfuse	314,010	21,305,578
Methode Electronics	1,122,573	14,458,740
Molex	4,867	142,506
Molex Cl. A	1,305,655	31,492,399
MTS Systems	117,041	6,805,934
Nam Tai Electronics	1,080,500	14,694,800
Park Electrochemical	119,151	3,019,286

		127,555,256

Internet Software & Services - 0.2%
EarthLink	404,898	2,194,547
IAC/InterActiveCorp	42,400	1,894,432
j2 Global	65,500	2,568,255
United Online	379,062	2,285,744

		8,942,978

IT Services - 1.3%
Amdocs	24,800	899,000
Broadridge Financial Solutions	4,100	101,844
Computer Sciences	1,900	93,537
Convergys Corporation	1,310,716	22,321,494
Forrester Research	79,026	2,501,173
Global Payments	16,246	806,776
Jack Henry & Associates	3,800	175,598
ManTech International Cl. A	945,048	25,393,440
MAXIMUS	75,360	6,026,539
Syntel [2]	35,500	2,396,960
Total System Services	224,295	5,558,030

		66,274,391

Semiconductors & Semiconductor Equipment - 0.6%
Brooks Automation	38,490	391,828
Cypress Semiconductor	81	893
Marvell Technology Group	219,900	2,326,542
Micrel	109,260	1,148,323
MKS Instruments	53,783	1,462,898
Teradyne [2]	1,382,300	22,420,906

		27,751,390

Software - 0.2%
Ebix	132,945	2,156,368
FactSet Research Systems	15,800	1,463,080
Fair Isaac	180,257	8,235,942

		11,855,390

Total		339,072,758

Materials – 7.3%
Chemicals - 4.0%
Agrium	5,200	507,000
Albemarle Corporation	447,900	28,002,708
American Vanguard	4,400	134,376
Balchem Corporation	1,038,200	45,618,508
Cabot Corporation	781,000	26,710,200
Chase Corporation [3]	773,974	14,953,178
FutureFuel Corporation	183,647	2,231,311
H.B. Fuller Company	9,022	352,580
Innophos Holdings	313,452	17,101,941
International Flavors & Fragrances	255,300	19,573,851
Kronos Worldwide	6,100	95,465
Methanex Corporation	310,710	12,624,147
Minerals Technologies	63,034	2,616,541
NewMarket Corporation	8,726	2,271,901
Quaker Chemical	421,029	24,849,132
Stepan Company	15,028	948,267
Tredegar Corporation	2,100	61,824
Westlake Chemical	38,600	3,609,100

		202,262,030

Construction Materials - 0.1%
Ash Grove Cement [4]	39,610	7,248,630

Containers & Packaging - 1.3%
AptarGroup	41,300	2,368,555
Bemis Company	464,800	18,759,328
Greif Cl. A	586,801	31,464,270
Myers Industries	14,700	205,212
Sealed Air	13	313
Sonoco Products	359,778	12,588,632

		65,386,310

Metals & Mining - 1.5%
Agnico-Eagle Mines	117,000	4,801,680
Carpenter Technology	284,375	14,016,844
Gold Fields ADR	396,200	3,070,550
IAMGOLD Corporation	446,620	3,215,664
Olympic Steel	39,297	939,198
Reliance Steel & Aluminum	528,813	37,635,621
Sims Metal Management ADR	1,000,000	10,460,000

		74,139,557

Paper & Forest Products - 0.4%
Buckeye Technologies	140,100	4,195,995
Deltic Timber	172,000	11,819,840
Domtar Corporation	7,900	613,198
Schweitzer-Mauduit International	61,400	2,378,022

		19,007,055

Total		368,043,582

Telecommunication Services – 0.7%
Diversified Telecommunication Services - 0.3%
Atlantic Tele-Network	284,303	13,791,539

Wireless Telecommunication Services - 0.4%
Telephone and Data Systems	822,190	17,323,543
USA Mobility	143,566	1,905,121

		19,228,664

Total		33,020,203

Utilities – 2.9%
Electric Utilities - 1.0%
ALLETE	199,147	9,762,186
ITC Holdings	250,000	22,315,000
PNM Resources	638,900	14,879,981

		46,957,167

Gas Utilities - 1.2%
AGL Resources	312,558	13,111,808
National Fuel Gas	61,676	3,783,822
Piedmont Natural Gas	539,500	17,738,760
UGI Corporation	660,076	25,340,318

		59,974,708

Water Utilities - 0.7%
Aqua America	819,766	25,773,443
Consolidated Water	25,827	255,688
SJW	400,400	10,610,600

		36,639,731

Total		143,571,606

Miscellaneous [5] – 0.3%
Total		17,059,086

TOTAL COMMON STOCKS
(Cost $3,098,622,338)		4,737,317,924

	PRINCIPAL
	AMOUNT
CORPORATE BOND – 0.1%
Leucadia National 3.75%
Conv. Senior Note due 4/15/14
(Cost $3,000,000)	$3,000,000	3,888,750

REPURCHASE AGREEMENT – 5.6%
Fixed Income Clearing Corporation,
0.12% dated 3/28/13, due 4/1/13,
maturity value $280,947,746 (collateralized
by obligations of various U.S. Government
Agencies, 0.28%-0.75% due 7/25/13-8/15/13, valued
at $286,564,230)
(Cost $280,944,000)		280,944,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.6%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $30,798,943)		30,798,943

TOTAL INVESTMENTS – 100.4%
(Cost $3,413,365,281)		5,052,949,617

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.4)%		(22,219,058)

NET ASSETS – 100.0%		$5,030,730,559

SCHEDULES OF INVESTMENTS
ROYCE HERITAGE FUND
MARCH 31, 2013 (UNAUDITED)
	SHARES	VALUE

COMMON STOCKS – 98.3%

Consumer Discretionary – 10.9%
Auto Components - 1.3%
Drew Industries	45,000	$1,633,950
Gentex Corporation	40,000	800,400
Minth Group	180,000	264,810
Nokian Renkaat	28,000	1,245,446

		3,944,606

Automobiles - 0.5%
Thor Industries	42,940	1,579,762

Distributors - 0.9%
Genuine Parts	6,820	531,960
LKQ Corporation [2]	95,800	2,084,608

		2,616,568

Diversified Consumer Services - 0.7%
Sotheby’s	52,900	1,978,989

Household Durables - 3.2%
Ethan Allen Interiors	55,900	1,840,228
Garmin	15,000	495,600
Harman International Industries	46,200	2,061,906
Mohawk Industries [2]	19,400	2,194,528
NVR [2]	2,580	2,786,684

		9,378,946

Media - 0.1%
IMAX Corporation [1,2]	11,600	310,068

Multiline Retail - 0.4%
Dollar Tree [2]	22,300	1,079,989

Specialty Retail - 3.1%
Advance Auto Parts	7,261	600,122
Ascena Retail Group [2]	40	742
Fielmann	4,700	433,778
GameStop Corporation Cl. A	4,000	111,880
Lewis Group	77,500	544,716
Luk Fook Holdings (International)	85,000	272,655
Moleskine [2,6]	300,000	884,477
Signet Jewelers	36,520	2,446,840
Stage Stores	4,700	121,636
Tiffany & Co.	39,500	2,746,830
USS	7,000	803,102

		8,966,778

Textiles, Apparel & Luxury Goods - 0.7%
Daphne International Holdings	130,900	164,415
Stella International Holdings	479,800	1,440,163
Wolverine World Wide	9,900	439,263

		2,043,841

Total		31,899,547

Consumer Staples – 1.1%
Food & Staples Retailing - 0.1%
FamilyMart	6,500	296,569

Food Products - 1.0%
Darling International [2]	102,500	1,840,900
First Resources	334,800	493,961
Sanderson Farms	2,200	120,164
Super Group	136,000	427,621

		2,882,646

Total		3,179,215

Diversified Investment Companies – 0.1%
Closed-End Funds - 0.1%
RIT Capital Partners	13,500	248,612

Total		248,612

Energy – 6.1%
Energy Equipment & Services - 6.1%
CARBO Ceramics	17,750	1,616,493
Ensco Cl. A	26,400	1,584,000
Ensign Energy Services	24,800	422,834
Helmerich & Payne	57,470	3,488,429
Oil States International [2]	38,000	3,099,660
Pason Systems	72,700	1,268,144
RPC	21,400	324,638
TGS-NOPEC Geophysical	58,400	2,199,717
Tidewater	32,900	1,661,450
Total Energy Services	26,100	364,837
Trican Well Service	125,600	1,842,241

		17,872,443

Oil, Gas & Consumable Fuels - 0.0%
Energen Corporation	1,500	78,015

Total		17,950,458

Financials – 19.5%
Capital Markets - 15.4%
Affiliated Managers Group [2]	17,260	2,650,618
AllianceBernstein Holding L.P.	95,441	2,090,158
ARA Asset Management	682,000	1,055,702
Ashmore Group	321,300	1,708,697
Blackstone Group L.P.	75,000	1,483,500
Coronation Fund Managers	200,000	1,044,011
Egyptian Financial Group-Hermes Holding Company [2]	248,750	365,645
Federated Investors Cl. B	87,700	2,075,859
Invesco	84,300	2,441,328
Jupiter Fund Management	475,900	2,368,896
KKR & Co. L.P.	203,000	3,921,960
Lazard Cl. A	103,000	3,515,390
SEI Investments	132,200	3,813,970
Sprott	600,000	2,067,234
State Street	31,000	1,831,790
T. Rowe Price Group	26,800	2,006,516
TD AMERITRADE Holding Corporation	125,000	2,577,500
Value Partners Group	3,089,300	2,001,814
VZ Holding	5,500	750,290
Waddell & Reed Financial Cl. A	43,600	1,908,808
WisdomTree Investments [2]	328,000	3,411,200

		45,090,886

Diversified Financial Services - 3.0%
Bolsa Mexicana de Valores	801,800	2,296,709
Hellenic Exchanges	77,500	390,420
Leucadia National	24,400	669,292
Moody’s Corporation	51,160	2,727,851
Singapore Exchange	260,000	1,614,060
Warsaw Stock Exchange	100,000	1,203,562

		8,901,894

Insurance - 0.5%
Alleghany Corporation [2]	3,090	1,223,393
Berkley (W.R.)	7,700	341,649

		1,565,042

Real Estate Management & Development - 0.6%
E-House China Holdings ADR	53,400	248,310
Jones Lang LaSalle	8,630	857,908
Kennedy-Wilson Holdings	10,987	170,409
Midland Holdings	933,000	412,260
St. Joe Company (The) [2]	1,000	21,250

		1,710,137

Total		57,267,959

Health Care – 4.1%
Biotechnology - 0.4%
Myriad Genetics [2]	47,258	1,200,353

Health Care Equipment & Supplies - 1.7%
Analogic Corporation	21,840	1,725,797
Atrion Corporation	4,900	940,751
Carl Zeiss Meditec	57,000	1,802,160
Invacare Corporation	15,600	203,580
Kossan Rubber Industries	433,997	493,354

		5,165,642

Health Care Providers & Services - 0.3%
Schein (Henry) [2]	8,500	786,675

Life Sciences Tools & Services - 1.0%
Bio-Rad Laboratories Cl. A [2]	6,400	806,400
Techne Corporation	12,100	820,985
Waters Corporation [2]	13,250	1,244,308

		2,871,693

Pharmaceuticals - 0.7%
Adcock Ingram Holdings	157,500	1,037,805
Hi-Tech Pharmacal	9,700	321,167
Santen Pharmaceutical	16,300	754,092

		2,113,064

Total		12,137,427

Industrials – 23.1%
Aerospace & Defense - 0.6%
AeroVironment [2]	9,400	170,422
Astronics Corporation [2]	13,550	404,061
HEICO Corporation	27,343	1,186,960

		1,761,443

Air Freight & Logistics - 2.6%
Expeditors International of Washington	81,000	2,892,510
Forward Air	89,800	3,348,642
UTi Worldwide	103,000	1,491,440

		7,732,592

Building Products - 0.4%
AAON	45,850	1,265,001

Commercial Services & Supplies - 1.0%
Cintas Corporation	8,800	388,344
Heritage-Crystal Clean [2]	2,000	30,200
Kaba Holding	1,800	700,622
Ritchie Bros. Auctioneers	69,100	1,499,470
Team [2]	5,976	245,434

		2,864,070

Construction & Engineering - 4.2%
Chicago Bridge & Iron	2,300	142,830
EMCOR Group	39,400	1,670,166
Fluor Corporation	27,700	1,837,341
Jacobs Engineering Group [2]	68,830	3,870,999
KBR	104,500	3,352,360
Layne Christensen [2]	13,000	277,940
Quanta Services [2]	5,200	148,616
Raubex Group	497,400	1,054,811

		12,355,063

Electrical Equipment - 0.6%
AZZ	4,900	236,180
EnerSys [2]	4,000	182,320
Global Power Equipment Group	15,300	269,586
GrafTech International [2]	139,100	1,068,288

		1,756,374

Industrial Conglomerates - 0.6%
Raven Industries	50,400	1,693,944

Machinery - 5.4%
Astec Industries	2,800	97,804
Burckhardt Compression Holding	3,200	1,197,514
Chart Industries [2]	1,600	128,016
Crane Company	8,840	493,802
Flow International [2]	82,815	323,807
Foster (L.B.) Company	33,700	1,492,573
Graco	30,400	1,764,112
Graham Corporation	9,900	244,926
Kaydon Corporation	2,600	66,508
Kennametal	39,760	1,552,230
Lincoln Electric Holdings	30,500	1,652,490
Pfeiffer Vacuum Technology	12,000	1,323,639
Semperit AG Holding	7,000	270,086
Spirax-Sarco Engineering	44,000	1,796,415
Standex International	1,600	88,352
Sun Hydraulics	10,700	347,857
Timken Company (The)	2,500	141,450
Valmont Industries	17,170	2,700,326
Wabtec Corporation	2,200	224,642

		15,906,549

Marine - 0.7%
Clarkson	28,900	682,833
Kirby Corporation [2]	18,250	1,401,600

		2,084,433

Professional Services - 5.1%
Advisory Board (The) [2]	46,400	2,436,928
Equifax	37,570	2,163,656
ManpowerGroup	66,525	3,773,298
Towers Watson & Company Cl. A	56,650	3,926,978
Verisk Analytics Cl. A [2]	43,600	2,687,068

		14,987,928

Road & Rail - 1.9%
Landstar System	58,300	3,328,347
Patriot Transportation Holding [2]	79,512	2,212,024

		5,540,371

Total		67,947,768

Information Technology – 18.3%
Communications Equipment - 0.5%
ADTRAN	31,950	627,818
Finisar Corporation [2]	4,000	52,760
NETGEAR [2]	2,000	67,020
Oplink Communications [2]	16,900	277,160
Plantronics	12,300	543,537

		1,568,295

Computers & Peripherals - 0.7%
Logitech International	40,000	278,800
Super Micro Computer [2]	18,096	204,304
Western Digital	33,200	1,669,296

		2,152,400

Electronic Equipment, Instruments & Components - 7.7%
Amphenol Corporation Cl. A	16,900	1,261,585
Anixter International	35,900	2,510,128
AVX Corporation	42,663	507,690
Cognex Corporation	3,500	147,525
Coherent	48,000	2,723,520
DTS [2]	81,127	1,349,142
FEI Company	31,100	2,007,505
FLIR Systems	113,900	2,962,539
IPG Photonics	25,414	1,687,744
Molex	25,000	732,000
National Instruments	87,050	2,850,887
Rofin-Sinar Technologies [2]	55,500	1,503,495
Rogers Corporation [2]	5,200	247,624
Trimble Navigation [2]	44,200	1,324,232
Vaisala Cl. A	19,500	491,423
Vishay Intertechnology [2]	14,300	194,623

		22,501,662

Internet Software & Services - 0.4%
Bankrate [2]	54,975	656,401
Stamps.com [2]	10,500	262,185
ValueClick [2]	7,685	227,092

		1,145,678

IT Services - 2.6%
Computer Task Group	18,600	397,854
CSE Global	587,100	409,434
Fiserv [2]	30,440	2,673,545
MAXIMUS	26,100	2,087,217
Sapient Corporation [2]	119,800	1,460,362
Total System Services	22,200	550,116

		7,578,528

Office Electronics - 0.5%
Zebra Technologies Cl. A [2]	32,870	1,549,163

Semiconductors & Semiconductor Equipment - 3.4%
Aixtron ADR	4,500	65,970
Analog Devices	46,500	2,161,785
Diodes [2]	98,300	2,062,334
Fairchild Semiconductor International [2]	6,800	96,152
International Rectifier [2]	5,000	105,750
Kulicke & Soffa Industries [2]	31,700	366,452
Lam Research [2]	2,000	82,920
MKS Instruments	7,300	198,560
Photronics [2]	59,700	398,796
RDA Microelectronics ADR	26,710	247,068
Silicon Motion Technology ADR	18,000	210,600
Teradyne [2]	128,500	2,084,270
Veeco Instruments [1,2]	50,000	1,916,500

		9,997,157

Software - 2.5%
Actuate Corporation [2]	46,300	277,800
American Software Cl. A	38,940	323,981
ANSYS [2]	38,300	3,118,386
FactSet Research Systems	1,400	129,640
MICROS Systems [2]	54,400	2,475,744
SimCorp	3,700	992,366

		7,317,917

Total		53,810,800

Materials – 11.0%
Chemicals - 2.4%
Airgas	8,000	793,280
Cabot Corporation	18,000	615,600
Innophos Holdings	5,900	321,904
Innospec	34,528	1,528,900
Intrepid Potash	33,100	620,956
Minerals Technologies	10,400	431,704
OM Group [2]	2,900	68,092
Sigma-Aldrich Corporation	9,040	702,227
Tronox Cl. A [1]	39,800	788,438
Victrex	40,000	1,008,915
Westlake Chemical	2,000	187,000

		7,067,016

Containers & Packaging - 1.3%
Greif Cl. A	69,800	3,742,676

Metals & Mining - 6.7%
Allegheny Technologies	1,600	50,736
Allied Nevada Gold [2]	50,000	823,000
Carpenter Technology	28,400	1,399,836
Compass Minerals International	18,500	1,459,650
Endeavour Mining [2]	80,400	118,718
Fresnillo	48,000	988,979
Globe Specialty Metals	91,500	1,273,680
Gold Fields ADR	291,700	2,260,675
Haynes International	5,107	282,417
Hochschild Mining	225,600	938,896
Horsehead Holding Corporation [2]	39,500	429,760
Major Drilling Group International	182,000	1,621,401
Pan American Silver	102,600	1,680,588
Randgold Resources ADR	26,700	2,295,666
Reliance Steel & Aluminum	36,080	2,567,814
Seabridge Gold [2]	3,100	42,780
Sims Metal Management ADR	137,800	1,441,388

		19,675,984

Paper & Forest Products - 0.6%
Stella-Jones	23,830	1,778,600

Total		32,264,276

Utilities – 0.3%
Gas Utilities - 0.3%
UGI Corporation	20,100	771,639

Total		771,639

Miscellaneous [5] – 3.8%
Total		11,092,644

TOTAL COMMON STOCKS
(Cost $217,254,328)		288,570,345

REPURCHASE AGREEMENT – 2.2%
Fixed Income Clearing Corporation,
0.12% dated 3/28/13, due 4/1/13,
maturity value $6,626,088 (collateralized
by obligations of various U.S. Government
Agencies, due 7/25/13, valued at $6,761,618)
(Cost $6,626,000)		6,626,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.9%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $2,700,204)		2,700,204

TOTAL INVESTMENTS – 101.4%
(Cost $226,580,532)		297,896,549

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.4)%		(4,255,509)

NET ASSETS – 100.0%		$293,641,040

SCHEDULES OF INVESTMENTS
ROYCE OPPORTUNITY FUND
MARCH 31, 2013 (UNAUDITED)
	SHARES	VALUE

COMMON STOCKS – 91.8%

Consumer Discretionary – 15.3%
Auto Components - 2.3%
Cooper Tire & Rubber	337,793	$8,667,768
Dana Holding Corporation	511,936	9,127,819
Fuel Systems Solutions [2]	420,400	6,923,988
Spartan Motors	487,515	2,588,705
Tower International [2]	862,804	12,079,256
Visteon Corporation [2]	167,000	9,635,900

		49,023,436

Automobiles - 0.3%
Winnebago Industries [2]	332,636	6,865,607

Distributors - 0.4%
VOXX International Cl. A [2]	867,194	9,287,648

Hotels, Restaurants & Leisure - 1.8%
Carrols Restaurant Group [2]	829,101	4,303,034
Fiesta Restaurant Group [2]	115,019	3,056,055
Isle of Capri Casinos [2]	1,128,536	7,098,492
Jamba [1,2]	2,066,753	5,890,246
Krispy Kreme Doughnuts [2]	340,623	4,918,596
Orient-Express Hotels Cl. A [2]	989,919	9,760,601
Ruby Tuesday [2]	630,000	4,643,100

		39,670,124

Household Durables - 1.9%
Comstock Holding Companies Cl. A [1,2,3]	1,273,090	2,240,638
Dixie Group [2,3]	829,519	4,645,306
Ethan Allen Interiors	244,700	8,055,524
Furniture Brands International [2]	2,024,873	2,024,873
Kid Brands [1,2]	1,003,809	1,555,904
La-Z-Boy	650,641	12,277,596
M.D.C. Holdings	115,050	4,216,583
Standard Pacific [1,2]	604,100	5,219,424

		40,235,848

Internet & Catalog Retail - 0.7%
dELiA*s [1,2,3]	1,608,515	1,592,912
Gaiam Cl. A [2]	716,304	3,008,477
1-800-FLOWERS.COM Cl. A [2]	633,827	3,150,120
Vitacost.com [2]	1,136,622	8,217,777

		15,969,286

Leisure Equipment & Products - 0.8%
Callaway Golf	1,127,126	7,461,574
Steinway Musical Instruments [2]	375,703	9,024,386

		16,485,960

Media - 1.5%
Ballantyne Strong [2]	363,697	1,538,438
Belo Corporation Ser. A	304,344	2,991,702
Harris Interactive [2]	2,240,035	3,763,259
Martha Stewart Living Omnimedia Cl. A [2]	1,515,757	4,001,599
McClatchy Company (The) Cl. A [2]	1,972,400	5,719,960
Media General Cl. A [2]	874,743	5,195,973
New York Times Cl. A [2]	958,000	9,388,400

		32,599,331

Multiline Retail - 0.2%
Dillard’s Cl. A	55,300	4,343,815

Specialty Retail - 2.9%
bebe stores	829,821	3,460,354
Brown Shoe	249,459	3,991,344
Coldwater Creek [1,2]	787,058	2,487,103
Destination Maternity	189,500	4,434,300
Haverty Furniture	290,926	5,981,439
Hot Topic	249,200	3,458,896
Lithia Motors Cl. A	148,800	7,065,024
MarineMax [2]	721,050	9,799,069
Pacific Sunwear of California [1,2]	698,000	1,458,820
Penske Automotive Group	248,700	8,296,632
Sears Hometown and Outlet Stores [2]	89,060	3,593,571
West Marine [2]	865,235	9,889,636

		63,916,188

Textiles, Apparel & Luxury Goods - 2.5%
Delta Apparel [2]	143,000	2,355,210
Joe’s Jeans [2]	286,200	486,540
Jones Group (The)	1,172,271	14,911,287
Quiksilver [2]	1,356,345	8,233,014
Skechers U.S.A. Cl. A [2]	512,258	10,834,257
Unifi [2]	898,134	17,154,359

		53,974,667

Total		332,371,910

Consumer Staples – 0.6%
Food & Staples Retailing - 0.2%
Pantry (The) [2]	224,650	2,801,385
SUPERVALU [2]	650,400	3,278,016

		6,079,401

Food Products - 0.1%
Inventure Foods [2]	224,232	1,744,525

Household Products - 0.3%
Central Garden & Pet [1,2]	711,400	6,132,268

Total		13,956,194

Energy – 5.5%
Energy Equipment & Services - 2.5%
Basic Energy Services [2]	516,395	7,059,120
Cal Dive International [2]	1,212,431	2,182,376
Hercules Offshore [2]	859,700	6,378,974
Key Energy Services [2]	833,800	6,737,104
Matrix Service [2]	757,887	11,292,516
Newpark Resources [2]	804,577	7,466,474
Patterson-UTI Energy	279,000	6,651,360
Willbros Group [2]	607,400	5,964,668

		53,732,592

Oil, Gas & Consumable Fuels - 3.0%
Goodrich Petroleum [2]	525,600	8,225,640
Matador Resources [2]	352,736	3,125,241
PDC Energy [2]	241,600	11,976,112
Pengrowth Energy	1,021,600	5,210,160
Penn Virginia [1,2]	767,650	3,101,306
REX American Resources [2]	140,800	3,114,496
Scorpio Tankers [2]	600,026	5,352,232
StealthGas [2]	948,245	11,369,458
Stone Energy [2]	388,835	8,457,161
Swift Energy [1,2]	374,900	5,552,269

		65,484,075

Total		119,216,667

Financials – 12.9%
Capital Markets - 1.9%
Evercore Partners Cl. A	211,500	8,798,400
Harris & Harris Group [2]	902,502	3,249,007
Janus Capital Group	438,700	4,123,780
Piper Jaffray [2]	368,300	12,632,690
Stifel Financial [2]	381,400	13,223,138

		42,027,015

Commercial Banks - 3.3%
BancorpSouth	484,600	7,898,980
BankUnited	291,498	7,468,179
Boston Private Financial Holdings	978,546	9,668,035
Columbia Banking System	307,500	6,758,850
First Bancorp	167,408	2,258,334
FirstMerit Corporation	262,700	4,342,431
Guaranty Bancorp [2]	848,484	1,781,816
Old National Bancorp	365,800	5,029,750
State Bank Financial	211,959	3,469,769
Umpqua Holdings	565,800	7,502,508
Valley National Bancorp	452,468	4,633,272
Virginia Commerce Bancorp [2]	185,667	2,608,621
Western Alliance Bancorp [2]	527,100	7,295,064

		70,715,609

Insurance - 3.3%
Argo Group International Holdings	227,400	9,409,812
Aspen Insurance Holdings	279,400	10,779,252
Fidelity National Financial	383,900	9,685,797
Hilltop Holdings [2]	565,224	7,624,872
Kemper Corporation	335,500	10,940,655
Navigators Group [2]	189,019	11,104,866
Old Republic International	897,200	11,403,412

		70,948,666

Real Estate Investment Trusts (REITs) - 2.1%
LaSalle Hotel Properties	548,700	13,926,006
Mack-Cali Realty	371,650	10,632,907
PennyMac Mortgage Investment Trust	377,600	9,776,064
RAIT Financial Trust	451,600	3,599,252
Rouse Properties	441,333	7,988,127

		45,922,356

Real Estate Management & Development - 0.0%
Maui Land & Pineapple [2]	204,161	820,727

Thrifts & Mortgage Finance - 2.3%
Berkshire Hills Bancorp	152,200	3,887,188
BofI Holding [2]	217,138	7,790,911
Brookline Bancorp	293,700	2,684,418
First Financial Holdings	170,300	3,569,488
MGIC Investment [1,2]	1,195,085	5,915,671
Radian Group	1,383,900	14,821,569
Tree.com	157,742	2,916,650
Washington Federal	420,400	7,357,000

		48,942,895

Total		279,377,268

Health Care – 3.7%
Health Care Equipment & Supplies - 2.0%
Accuray [1,2]	762,800	3,539,392
Alere [2]	384,200	9,808,626
AngioDynamics [2]	525,603	6,007,642
Exactech [2]	311,482	6,444,563
Greatbatch [2]	118,500	3,539,595
Invacare Corporation	560,000	7,308,000
Merit Medical Systems [2]	545,600	6,689,056

		43,336,874

Health Care Providers & Services - 0.6%
Kindred Healthcare [2]	527,400	5,553,522
Select Medical Holdings	674,789	6,073,101
Skilled Healthcare Group Cl. A [2]	81,190	533,418

		12,160,041

Life Sciences Tools & Services - 1.1%
Albany Molecular Research [2]	1,104,484	11,608,127
Cambrex Corporation [2]	1,058,454	13,537,627

		25,145,754

Total		80,642,669

Industrials – 18.8%
Aerospace & Defense - 1.4%
GenCorp [1,2]	566,161	7,529,941
Hexcel Corporation [2]	362,047	10,502,984
Kratos Defense & Security Solutions [1,2]	857,670	4,314,080
Moog Cl. A [2]	193,200	8,854,356

		31,201,361

Air Freight & Logistics - 0.2%
XPO Logistics [2]	301,000	5,068,840

Airlines - 0.3%
Republic Airways Holdings [2]	560,647	6,469,866

Building Products - 3.5%
American Woodmark [2]	175,360	5,967,501
Apogee Enterprises	538,141	15,579,182
Builders FirstSource [2]	1,097,200	6,429,592
Insteel Industries	383,500	6,258,720
NCI Building Systems [2]	960,969	16,692,031
PGT [2]	715,808	4,917,601
Quanex Building Products	713,300	11,484,130
Trex Company [2]	195,815	9,630,182

		76,958,939

Commercial Services & Supplies - 1.0%
Interface	540,800	10,394,176
TRC Companies [2,3]	1,688,765	10,892,534

		21,286,710

Construction & Engineering - 3.0%
Aegion Corporation [2]	528,653	12,238,317
Ameresco Cl. A [2]	458,399	3,392,153
Furmanite Corporation [2]	1,088,330	7,280,928
iShares Dow Jones US Home
Construction Index Fund	82,400	1,968,536
Layne Christensen [2]	468,787	10,022,666
MasTec [2]	341,695	9,960,409
Northwest Pipe [2]	449,135	12,566,797
Pike Electric	489,221	6,961,615

		64,391,421

Electrical Equipment - 0.1%
GrafTech International [2]	84,309	647,493
Magnetek [2]	157,017	2,193,528

		2,841,021

Machinery - 6.3%
Albany International Cl. A	372,100	10,753,690
Astec Industries [1]	291,670	10,188,033
Barnes Group	437,849	12,666,972
CIRCOR International	264,080	11,223,400
Commercial Vehicle Group [2]	902,451	7,039,118
Dynamic Materials	254,499	4,428,283
Federal Signal [2]	1,372,079	11,168,723
Flow International [2]	1,739,672	6,802,117
Hardinge	569,291	7,759,436
Hurco Companies [2]	198,595	5,407,742
John Bean Technologies	194,300	4,031,725
Lydall [2]	426,100	6,540,635
Meritor [2]	1,425,421	6,742,241
Mueller Industries	209,700	11,174,913
Mueller Water Products Cl. A	1,837,229	10,894,768
NN [2]	454,089	4,295,682
Trinity Industries	144,350	6,543,385

		137,660,863

Marine - 0.5%
Diana Containerships	305,034	1,625,831
Diana Shipping [2]	654,000	6,971,640
Genco Shipping & Trading [1,2]	504,500	1,452,960

		10,050,431

Professional Services - 0.5%
CTPartners Executive Search [2,3]	351,360	1,317,600
Hill International [2]	694,207	2,075,679
Hudson Global [2]	635,080	2,502,215
Kelly Services Cl. A	285,400	5,331,272

		11,226,766

Road & Rail - 0.8%
Arkansas Best	425,939	4,974,968
Swift Transportation [2]	793,034	11,245,222

		16,220,190

Trading Companies & Distributors - 0.9%
Aceto Corporation	893,260	9,888,388
Kaman Corporation	201,031	7,130,570
SeaCube Container Leasing	64,450	1,479,772

		18,498,730

Transportation Infrastructure - 0.3%
Wesco Aircraft Holdings [1,2]	425,200	6,258,944

Total		408,134,082

Information Technology – 22.3%
Communications Equipment - 2.7%
Aviat Networks [2]	1,920,984	6,473,716
Ciena Corporation [1,2]	630,400	10,092,704
ClearOne [2,3]	545,820	4,732,259
Emulex Corporation [2]	860,225	5,617,269
Finisar Corporation [1,2]	480,855	6,342,477
Harmonic [2]	959,653	5,556,391
Oclaro [1,2]	1,576,326	1,986,171
Oplink Communications [2]	529,329	8,680,996
Symmetricom [2]	1,221,904	5,547,444
UTStarcom Holdings [1,2]	401,597	1,124,472
Westell Technologies Cl. A [2]	1,149,531	2,310,557

		58,464,456

Computers & Peripherals - 1.2%
Avid Technology [2]	590,633	3,703,269
Cray [2]	480,159	11,144,490
Datalink Corporation [2]	535,562	6,469,589
Dot Hill Systems [2]	1,738,871	1,912,758
Interphase Corporation [2]	298,743	767,770
Intevac [2]	428,094	2,020,604

		26,018,480

Electronic Equipment, Instruments & Components - 5.8%
Benchmark Electronics [2]	631,700	11,383,234
CTS Corporation	314,603	3,284,455
Echelon Corporation [2]	806,086	1,966,850
FEI Company	138,775	8,957,926
Frequency Electronics	223,663	2,089,012
Identive Group [1,2]	650,675	962,999
Ingram Micro Cl. A [2]	619,000	12,181,920
KEMET Corporation [2]	1,350,154	8,438,462
Maxwell Technologies [2]	427,461	2,304,015
Mercury Systems [2]	574,297	4,232,569
Newport Corporation [2]	714,084	12,082,301
Park Electrochemical	366,034	9,275,302
Planar Systems [1,2,3]	1,564,792	2,941,809
RadiSys Corporation [2]	983,643	4,839,524
Sanmina Corporation [2]	1,195,631	13,582,368
SigmaTron International [1,2,3]	344,172	1,414,547
TTM Technologies [2]	760,900	5,782,840
Viasystems Group [2]	303,008	3,951,224
Vishay Intertechnology [2]	801,623	10,910,089
Zygo Corporation [2]	305,834	4,529,402

		125,110,848

Internet Software & Services - 2.1%
Autobytel [2]	295,689	1,283,290
Bankrate [2]	214,200	2,557,548
Blucora [2]	412,030	6,378,225
EarthLink	1,516,600	8,219,972
Monster Worldwide [1,2]	1,187,100	6,018,597
Perficient [2]	401,826	4,685,291
QuinStreet [1,2]	745,554	4,450,957
Support.com [2]	1,130,034	4,723,542
ValueClick [2]	195,091	5,764,939
WebMediaBrands [2]	232,937	382,017

		44,464,378

IT Services - 1.3%
CIBER [2]	1,388,273	6,524,883
Lender Processing Services	421,600	10,733,936
Unisys Corporation [2]	481,400	10,951,850

		28,210,669

Semiconductors & Semiconductor Equipment - 8.4%
Advanced Energy Industries [2]	565,188	10,342,940
Alpha & Omega Semiconductor [2]	981,181	8,712,887
ANADIGICS [2]	2,084,614	4,169,228
ATMI [2]	569,807	12,780,771
Axcelis Technologies [2]	1,095,794	1,369,742
AXT [2]	629,230	1,849,936
Brooks Automation	1,083,200	11,026,976
BTU International [2,3]	686,756	1,558,936
Cohu	393,626	3,684,339
Cree [1,2]	59,900	3,277,129
Exar Corporation [1,2]	637,025	6,688,763
Fairchild Semiconductor International [2]	850,920	12,032,009
FormFactor [2]	867,661	4,078,007
Integrated Silicon Solution [2]	290,775	2,666,407
International Rectifier [2]	645,802	13,658,712
Kulicke & Soffa Industries [2]	747,500	8,641,100
LTX-Credence Corporation [2]	1,163,906	7,029,992
MEMC Electronic Materials [2]	1,927,034	8,478,950
Mindspeed Technologies [2]	873,200	2,907,756
Nanometrics [2]	727,571	10,498,850
NeoPhotonics Corporation [2]	758,555	3,876,216
Pericom Semiconductor [2,3]	1,325,517	9,026,771
Rubicon Technology [1,2]	845,980	5,583,468
Rudolph Technologies [2]	459,511	5,413,040
SemiLEDs Corporation [1,2]	775,940	1,070,797
Spire Corporation [2,3]	520,120	358,883
SunPower Corporation [1,2]	1,016,353	11,728,714
TriQuint Semiconductor [2]	1,204,114	6,080,776
Ultra Clean Holdings [2]	347,706	2,260,089
Vitesse Semiconductor [1,2]	902,978	1,950,432

		182,802,616

Software - 0.8%
Actuate Corporation [2]	729,783	4,378,698
Bottomline Technologies [2]	18,491	527,179
Cinedigm Digital Cinema Cl. A [2]	1,639,636	2,557,832
Mentor Graphics	442,500	7,987,125
Smith Micro Software [1,2]	1,612,703	2,128,768

		17,579,602

Total		482,651,049

Materials – 8.5%
Chemicals - 3.5%
Chemtura Corporation [2]	264,850	5,723,408
Cytec Industries	121,400	8,993,312
Ferro Corporation [2]	646,511	4,363,949
H.B. Fuller Company	141,200	5,518,096
Material Sciences [2]	488,727	5,278,252
OM Group [2]	570,000	13,383,600
PolyOne Corporation	448,194	10,940,416
Quaker Chemical	129,700	7,654,894
Zoltek Companies [2]	1,107,450	13,234,027

		75,089,954

Construction Materials - 0.6%
Texas Industries [1,2]	201,577	12,721,524

Metals & Mining - 4.1%
Carpenter Technology	150,036	7,395,275
Century Aluminum [2]	1,129,300	8,740,782
Commercial Metals	859,161	13,617,702
Haynes International	198,544	10,979,483
Kaiser Aluminum	231,200	14,947,080
Molycorp [1,2]	1,001,000	5,205,200
RTI International Metals [2]	424,600	13,455,574
US Silica Holdings	246,600	5,814,828
Walter Energy	305,800	8,715,300

		88,871,224

Paper & Forest Products - 0.3%
Louisiana-Pacific Corporation [1,2]	352,900	7,622,640

Total		184,305,342

Telecommunication Services – 0.3%
Diversified Telecommunication Services - 0.3%
General Communication Cl. A [2]	27,022	247,792
Iridium Communications [2]	927,546	5,583,827

Total		5,831,619

Miscellaneous [5] – 3.9%
Total		85,326,749

TOTAL COMMON STOCKS
(Cost $1,670,806,689)		1,991,813,549

PREFERRED STOCK – 0.2%
Hovnanian Enterprises 7.25% Conv.
(Cost $3,020,533)	164,400	4,816,920

REPURCHASE AGREEMENT – 8.1%
Fixed Income Clearing Corporation,
0.12% dated 3/28/13, due 4/1/13,
maturity value $175,557,341 (collateralized
by obligations of various U.S. Government
Agencies, due 9/12/13, valued at $179,070,420)
(Cost $175,555,000)		175,555,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES
LOANED – 3.4%
U.S. Treasury Bonds
2.375%-2.75%
due 1/15/25-8/15/42	$2,650,264	2,658,503
U.S. Treasury Notes
0.250%-3.125%
due 7/31/13-2/15/22	5,318,792	5,329,197
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)		65,582,914

TOTAL COLLATERAL RECEIVED FOR
SECURITIES LOANED
(Cost $73,570,614)		73,570,614

TOTAL INVESTMENTS – 103.5%
(Cost $1,922,952,836)		2,245,756,083

LIABILITIES LESS CASH
AND OTHER ASSETS – (3.5)%		(76,197,694)

NET ASSETS – 100.0%		$2,169,558,389

SCHEDULES OF INVESTMENTS
ROYCE SPECIAL EQUITY FUND
MARCH 31, 2013 (UNAUDITED)
	SHARES	VALUE

COMMON STOCKS – 87.6%

Consumer Discretionary – 23.6%
Auto Components - 2.4%
Dorman Products	1,576,624	$58,666,179
Standard Motor Products	727,879	20,176,806

		78,842,985

Hotels, Restaurants & Leisure - 0.4%
Bowl America Cl. A [3]	342,575	4,426,069
Frisch’s Restaurants [3]	505,100	9,061,494

		13,487,563

Household Durables - 0.8%
CSS Industries [3]	974,100	25,297,377

Media - 5.9%
Belo Corporation Ser. A	2,830,626	27,825,053
Meredith Corporation [3]	2,452,750	93,842,215
Scholastic Corporation [3]	2,655,100	70,758,415

		192,425,683

Specialty Retail - 14.1%
American Eagle Outfitters	5,293,100	98,980,970
Bed Bath & Beyond [1,2]	1,965,000	126,585,300
Buckle (The)	1,379,774	64,366,457
Children’s Place Retail Stores [2,3]	1,555,000	69,695,100
Finish Line (The) Cl. A [3]	4,958,900	97,144,851

		456,772,678

Total		766,826,286

Consumer Staples – 5.9%
Food & Staples Retailing - 2.0%
Arden Group Cl. A [3]	239,100	24,170,619
Weis Markets	1,024,231	41,686,202

		65,856,821

Food Products - 3.9%
J&J Snack Foods	596,573	45,870,498
Lancaster Colony	1,023,889	78,839,453

		124,709,951

Total		190,566,772

Health Care – 6.1%
Health Care Equipment & Supplies - 2.7%
Atrion Corporation [3]	179,553	34,472,380
Hill-Rom Holdings	1,524,400	53,689,368

		88,161,748

Life Sciences Tools & Services - 3.4%
Bio-Rad Laboratories Cl. A [1,2]	886,341	111,678,966

Total		199,840,714

Industrials – 20.3%
Aerospace & Defense - 1.6%
National Presto Industries [3]	656,500	52,848,250

Commercial Services & Supplies - 4.0%
UniFirst Corporation [3]	1,423,353	128,813,447

Electrical Equipment - 7.7%
Brady Corporation Cl. A	1,034,291	34,679,777
EnerSys [2]	2,351,740	107,192,309
Hubbell Cl. B	820,600	79,688,466
Regal-Beloit	374,800	30,568,688

		252,129,240

Machinery - 3.8%
Ampco-Pittsburgh [3]	987,000	18,664,170
Foster (L.B.) Company [3]	994,000	44,024,260
Hurco Companies [2,3]	464,959	12,660,834
Kaydon Corporation	304,132	7,779,696
Standex International [3]	715,041	39,484,564

		122,613,524

Trading Companies & Distributors - 3.2%
Applied Industrial Technologies [3]	2,322,201	104,499,045

Total		660,903,506

Information Technology – 18.3%
Communications Equipment - 2.9%
Plantronics	2,118,205	93,603,479

Electronic Equipment, Instruments & Components - 10.3%
AVX Corporation	6,507,846	77,443,367
Littelfuse [3]	1,207,787	81,948,348
Molex Cl. A	5,198,215	125,380,946
Park Electrochemical [3]	2,011,012	50,959,044

		335,731,705

IT Services - 0.6%
Computer Services [4]	630,429	18,912,870

Semiconductors & Semiconductor Equipment - 4.5%
Entegris [2]	3,993,897	39,379,825
Teradyne [2]	6,524,500	105,827,390

		145,207,215

Total		593,455,269

Materials – 13.4%
Chemicals - 8.5%
Hawkins [3]	1,025,910	40,985,104
Minerals Technologies [3]	2,990,000	124,114,900
NewMarket Corporation	37,620	9,794,743
Schulman (A.)	1,080,192	34,090,860
Stepan Company	1,091,820	68,893,842

		277,879,449

Containers & Packaging - 1.0%
Sonoco Products	896,300	31,361,537

Metals & Mining - 0.1%
Central Steel & Wire [4]	4,682	3,277,400

Paper & Forest Products - 3.8%
Clearwater Paper [2,3]	1,609,207	84,789,117
Schweitzer-Mauduit International	1,030,300	39,903,519

		124,692,636

Total		437,211,022

TOTAL COMMON STOCKS
(Cost $2,145,156,972)		2,848,803,569

REPURCHASE AGREEMENT – 12.7%
Fixed Income Clearing Corporation,
0.12% dated 3/28/13, due 4/1/13,
maturity value $410,988,480 (collateralized
by obligations of various U.S. Government
Agencies, 0.25% due 9/5/13-9/12/13, valued at
$419,205,343)
(Cost $410,983,000)		410,983,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.0%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $96,075)		96,075

TOTAL INVESTMENTS – 100.3%
(Cost $2,556,236,047)		3,259,882,644

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.3)%		(8,614,769)

NET ASSETS – 100.0%		$3,251,267,875

SCHEDULES OF INVESTMENTS
ROYCE VALUE FUND
MARCH 31, 2013 (UNAUDITED)
	SHARES	VALUE

COMMON STOCKS – 94.2%

Consumer Discretionary – 23.6%
Auto Components - 0.4%
Gentex Corporation	269,500	$5,392,695

Automobiles - 1.9%
Thor Industries	626,540	23,050,406

Specialty Retail - 15.4%
American Eagle Outfitters	1,364,665	25,519,235
Ascena Retail Group [2]	1,817,434	33,713,401
Buckle (The)	789,320	36,821,778
GameStop Corporation Cl. A	1,395,426	39,030,065
Guess?	1,064,932	26,442,262
Jos. A. Bank Clothiers [1,2]	804,861	32,113,954

		193,640,695

Textiles, Apparel & Luxury Goods - 5.9%
Crocs [2]	1,539,742	22,818,976
Deckers Outdoor [2]	196,657	10,951,828
Steven Madden [2]	612,755	26,434,251
Vera Bradley [2]	597,082	14,109,048

		74,314,103

Total		296,397,899

Consumer Staples – 3.4%
Food Products - 0.4%
Hormel Foods	125,288	5,176,900

Personal Products - 3.0%
Nu Skin Enterprises Cl. A	849,966	37,568,497

Total		42,745,397

Energy – 9.6%
Energy Equipment & Services - 9.3%
Helmerich & Payne	576,734	35,007,754
Oil States International [2]	463,023	37,768,786
Unit Corporation [2]	963,588	43,891,433

		116,667,973

Oil, Gas & Consumable Fuels - 0.3%
Cimarex Energy	54,392	4,103,333

Total		120,771,306

Financials – 10.9%
Capital Markets - 3.6%
Federated Investors Cl. B	1,548,740	36,658,676
Value Partners Group	12,767,000	8,272,798

		44,931,474

Insurance - 5.3%
Allied World Assurance Company Holdings	140,171	12,996,655
Aspen Insurance Holdings	206,597	7,970,512
PartnerRe	82,489	7,680,551
Reinsurance Group of America	638,061	38,073,100

		66,720,818

Thrifts & Mortgage Finance - 2.0%
Genworth MI Canada	1,041,100	25,600,904

Total		137,253,196

Health Care – 6.3%
Health Care Providers & Services - 6.3%
Chemed Corporation	375,683	30,047,127
Magellan Health Services [2]	375,825	17,877,995
MEDNAX [2]	342,364	30,686,085

Total		78,611,207

Industrials – 9.1%
Aerospace & Defense - 0.6%
Cubic Corporation	171,174	7,312,553

Building Products - 0.8%
Simpson Manufacturing	327,200	10,015,592

Construction & Engineering - 1.8%
Jacobs Engineering Group [2]	407,500	22,917,800

Electrical Equipment - 0.9%
GrafTech International [2]	1,420,125	10,906,560

Machinery - 3.3%
Kennametal	417,169	16,286,278
Lincoln Electric Holdings	476,066	25,793,256

		42,079,534

Trading Companies & Distributors - 1.7%
Applied Industrial Technologies	472,978	21,284,010

Total		114,516,049

Information Technology – 18.8%
Communications Equipment - 4.6%
NETGEAR [2]	1,117,954	37,462,638
Plantronics	454,140	20,068,447

		57,531,085

Electronic Equipment, Instruments & Components - 4.1%
Littelfuse	88,158	5,981,520
Molex Cl. A	842,046	20,310,150
Vishay Intertechnology [2]	1,900,689	25,868,377

		52,160,047

IT Services - 3.9%
Convergys Corporation	1,149,098	19,569,139
ManTech International Cl. A	1,078,224	28,971,879

		48,541,018

Office Electronics - 0.3%
Zebra Technologies Cl. A [2]	94,560	4,456,613

Semiconductors & Semiconductor Equipment - 5.9%
Cabot Microelectronics [2]	138,550	4,814,612
Lam Research [2]	103,200	4,278,672
MKS Instruments	894,404	24,327,789
Teradyne [2]	2,290,221	37,147,384
Veeco Instruments [1,2]	91,308	3,499,836

		74,068,293

Total		236,757,056

Materials – 12.2%
Chemicals - 5.3%
Innophos Holdings	234,495	12,794,047
Innospec	146,705	6,496,097
LSB Industries [2]	389,716	13,554,323
Westlake Chemical	367,880	34,396,780

		67,241,247

Metals & Mining - 6.0%
Hochschild Mining	263,570	1,096,918
Major Drilling Group International	2,420,300	21,561,959
Reliance Steel & Aluminum	529,323	37,671,918
Schnitzer Steel Industries Cl. A	553,000	14,742,980

		75,073,775

Paper & Forest Products - 0.9%
Buckeye Technologies	366,690	10,982,366

Total		153,297,388

Miscellaneous [5] – 0.3%
Total		3,940,916

TOTAL COMMON STOCKS
(Cost $1,022,699,480)		1,184,290,414

REPURCHASE AGREEMENT – 5.3%
Fixed Income Clearing Corporation,
0.12% dated 3/28/13, due 4/1/13,
maturity value $66,541,887 (collateralized
by obligations of various U.S. Government
Agencies, 0.28% due 8/13/13, valued at
$67,874,738)
(Cost $66,541,000)		66,541,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.8%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $10,776,749)		10,776,749

TOTAL INVESTMENTS – 100.3%
(Cost $1,100,017,229)		1,261,608,163

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.3)%		(4,034,930)

NET ASSETS – 100.0%		$1,257,573,233

SCHEDULES OF INVESTMENTS
ROYCE VALUE PLUS FUND
MARCH 31, 2013 (UNAUDITED)
	SHARES	VALUE

COMMON STOCKS – 97.3%

Consumer Discretionary – 8.1%
Hotels, Restaurants & Leisure - 1.7%
Buffalo Wild Wings [2]	148,900	$13,033,217
Cosi [1,2,3]	6,833,770	4,714,618
Red Robin Gourmet Burgers [2]	168,000	7,660,800

		25,408,635

Household Durables - 0.6%
iRobot Corporation [1,2]	324,000	8,313,840

Internet & Catalog Retail - 1.0%
HomeAway [1,2]	440,500	14,316,250

Specialty Retail - 2.2%
Monro Muffler Brake	200,000	7,942,000
Tractor Supply	144,000	14,994,720
Zumiez [2]	392,000	8,976,800

		31,913,520

Textiles, Apparel & Luxury Goods - 2.6%
Carter’s [2]	360,200	20,628,654
Gildan Activewear	429,342	17,135,039

		37,763,693

Total		117,715,938

Consumer Staples – 1.5%
Food & Staples Retailing - 0.5%
United Natural Foods [2]	140,517	6,913,436

Food Products - 0.7%
Snyder’s-Lance	425,000	10,735,500

Personal Products - 0.3%
Female Health	526,000	3,808,240

Total		21,457,176

Energy – 3.5%
Energy Equipment & Services - 1.9%
Helmerich & Payne	88,000	5,341,600
Pason Systems	619,000	10,797,539
Trican Well Service	383,800	5,629,394
Unit Corporation [2]	127,400	5,803,070

		27,571,603

Oil, Gas & Consumable Fuels - 1.6%
EPL Oil & Gas [2]	620,160	16,626,490
Sprott Resource	1,515,000	6,800,611

		23,427,101

Total		50,998,704

Financials – 13.3%
Capital Markets - 6.1%
Affiliated Managers Group [2]	125,000	19,196,250
Northern Trust	398,000	21,714,880
Oaktree Capital Group LLC	205,600	10,489,712
Partners Group Holding	25,000	6,170,336
Raymond James Financial	488,000	22,496,800
Value Partners Group	12,803,500	8,296,450

		88,364,428

Commercial Banks - 4.7%
Associated Banc-Corp	1,045,000	15,873,550
Columbia Banking System	354,500	7,791,910
Enterprise Financial Services	765,800	10,981,572
Fifth Third Bancorp	1,176,800	19,193,608
Umpqua Holdings	1,132,300	15,014,298

		68,854,938

Diversified Financial Services - 1.1%
PICO Holdings [2]	732,222	16,255,328

Thrifts & Mortgage Finance - 1.4%
Berkshire Hills Bancorp	796,700	20,347,718

Total		193,822,412

Health Care – 11.8%
Biotechnology - 4.4%
Actelion	203,000	11,023,544
Celldex Therapeutics [2]	300,000	3,474,000
Cubist Pharmaceuticals [2]	324,000	15,169,680
Myriad Genetics [2]	1,139,000	28,930,600
Rigel Pharmaceuticals [2]	795,900	5,404,161

		64,001,985

Health Care Equipment & Supplies - 3.7%
Abaxis	276,000	13,060,320
Cerus Corporation [1,2]	2,884,500	12,749,490
Globus Medical [1,2]	856,677	12,576,018
Thoratec Corporation [2]	393,600	14,760,000

		53,145,828

Health Care Providers & Services - 0.9%
Healthways [2]	1,021,000	12,507,250

Life Sciences Tools & Services - 0.3%
Sequenom [1,2]	1,256,000	5,212,400

Pharmaceuticals - 2.5%
Medicines Company (The) [2]	598,000	19,985,160
UCB	257,000	16,405,896

		36,391,056

Total		171,258,519

Industrials – 18.3%
Aerospace & Defense - 0.2%
AeroVironment [2]	122,000	2,211,860

Building Products - 2.6%
Apogee Enterprises	606,298	17,552,327
Quanex Building Products	1,214,533	19,553,981

		37,106,308

Commercial Services & Supplies - 2.1%
Heritage-Crystal Clean [1,2]	720,528	10,879,973
UniFirst Corporation	213,400	19,312,700

		30,192,673

Construction & Engineering - 2.1%
MYR Group [2]	501,608	12,319,493
Quanta Services [2]	612,000	17,490,960

		29,810,453

Electrical Equipment - 1.2%
Acuity Brands	243,095	16,858,638

Industrial Conglomerates - 0.9%
Carlisle Companies	203,900	13,822,381

Machinery - 3.6%
Tennant Company	163,437	7,936,501
Valmont Industries	166,400	26,169,728
Wabtec Corporation	185,232	18,914,039

		53,020,268

Professional Services - 1.1%
Robert Half International	439,800	16,505,694

Road & Rail - 2.2%
Celadon Group	868,800	18,123,168
Knight Transportation	461,100	7,423,710
Werner Enterprises	264,000	6,372,960

		31,919,838

Trading Companies & Distributors - 2.3%
Grainger (W.W.)	74,600	16,783,508
Watsco	205,100	17,265,318

		34,048,826

Total		265,496,939

Information Technology – 27.4%
Communications Equipment - 3.4%
EXFO [2]	2,017,500	10,269,075
Infinera Corporation [1,2]	1,618,833	11,331,831
NumereX Corporation Cl. A [2,3]	926,100	11,844,819
Plantronics	360,000	15,908,400

		49,354,125

Computers & Peripherals - 0.9%
Immersion Corporation [2]	1,176,095	13,807,355

Electronic Equipment, Instruments & Components - 6.6%
FARO Technologies [2]	321,935	13,968,760
FLIR Systems	244,000	6,346,440
InvenSense [1,2]	675,000	7,209,000
IPG Photonics [1]	394,732	26,214,152
Littelfuse	172,744	11,720,680
Mercury Systems [2]	1,033,749	7,618,730
Rogers Corporation [2]	467,314	22,253,493

		95,331,255

Internet Software & Services - 1.3%
Bankrate [2]	1,582,227	18,891,790

IT Services - 1.8%
Genpact	1,430,000	26,011,700

Semiconductors & Semiconductor Equipment - 9.1%
Analog Devices	307,000	14,272,430
Cree [2]	175,000	9,574,250
International Rectifier [2]	796,048	16,836,415
Lattice Semiconductor [2]	2,180,700	11,884,815
LSI Corporation [2]	3,748,000	25,411,440
Mellanox Technologies [1,2]	169,000	9,381,190
Micrel	1,265,901	13,304,620
Teradyne [2]	1,070,000	17,355,400
Ultratech [2]	357,041	14,113,831

		132,134,391

Software - 4.3%
Informatica Corporation [2]	383,000	13,202,010
Manhattan Associates [2]	72,000	5,348,880
MICROS Systems [2]	322,000	14,654,220
PTC [2]	640,000	16,313,600
Splunk [2]	315,304	12,621,619

		62,140,329

Total		397,670,945

Materials – 9.0%
Chemicals - 1.2%
Westlake Chemical	185,091	17,306,009

Construction Materials - 1.3%
Eagle Materials	291,000	19,389,330

Metals & Mining - 6.5%
Detour Gold [2]	304,000	5,844,485
Globe Specialty Metals	495,300	6,894,576
Hochschild Mining	137,925	574,012
Horsehead Holding Corporation [2]	1,441,353	15,681,921
Major Drilling Group International	400,000	3,563,518
McEwen Mining [2]	1,785,000	5,105,100
Pretium Resources [2]	75,000	595,068
Reliance Steel & Aluminum	311,100	22,140,987
Tahoe Resources [2]	313,000	5,506,039
Worthington Industries	902,966	27,973,887

		93,879,593

Total		130,574,932

Miscellaneous [5] – 4.4%
Total		64,249,143

TOTAL COMMON STOCKS
(Cost $1,143,620,006)		1,413,244,708

REPURCHASE AGREEMENT – 3.0%
Fixed Income Clearing Corporation,
0.12% dated 3/28/13, due 4/1/13,
maturity value $43,371,578 (collateralized
by obligations of various U.S. Government
Agencies, 0.875% due 2/28/17, valued at
$44,240,050)
(Cost $43,371,000)		43,371,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 5.0%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $72,705,844)		72,705,844

TOTAL INVESTMENTS – 105.3%
(Cost $1,259,696,850)		1,529,321,552

LIABILITIES LESS CASH
AND OTHER ASSETS – (5.3)%		(77,035,258)

NET ASSETS – 100.0%		$1,452,286,294

SCHEDULES OF INVESTMENTS
ROYCE 100 FUND
MARCH 31, 2013 (UNAUDITED)
	SHARES	VALUE

COMMON STOCKS – 97.1%

Consumer Discretionary – 10.9%
Auto Components - 1.4%
Drew Industries	78,756	$2,859,631
Gentex Corporation	80,200	1,604,802

		4,464,433

Distributors - 0.9%
LKQ Corporation [2]	136,000	2,959,360

Diversified Consumer Services - 0.7%
Sotheby’s	57,600	2,154,816

Household Durables - 5.2%
Ethan Allen Interiors	108,100	3,558,652
Harman International Industries	99,600	4,445,148
Mohawk Industries [2]	40,815	4,616,993
NVR [2]	3,800	4,104,418

		16,725,211

Media - 0.7%
Morningstar	30,772	2,151,578

Specialty Retail - 1.2%
Ascena Retail Group [2]	202,000	3,747,100

Textiles, Apparel & Luxury Goods - 0.8%
Columbia Sportswear	47,331	2,739,518

Total		34,942,016

Consumer Staples – 2.3%
Food Products - 2.3%
Darling International [2]	212,800	3,821,888
Sanderson Farms	62,700	3,424,674

Total		7,246,562

Energy – 9.6%
Energy Equipment & Services - 9.6%
Ensign Energy Services	201,500	3,435,527
Helmerich & Payne	78,325	4,754,328
Oil States International [2]	57,500	4,690,275
Pason Systems	270,300	4,714,983
SEACOR Holdings	41,500	3,057,720
ShawCor [1]	77,800	3,296,386
Trican Well Service	265,200	3,889,826
Unit Corporation [2]	68,200	3,106,510

Total		30,945,555

Financials – 8.8%
Capital Markets - 8.8%
Affiliated Managers Group [2]	27,897	4,284,142
AllianceBernstein Holding L.P.	158,069	3,461,711
Federated Investors Cl. B	216,700	5,129,289
KKR & Co. L.P.	145,000	2,801,400
Lazard Cl. A	139,500	4,761,135
SEI Investments	139,900	4,036,115
Waddell & Reed Financial Cl. A	82,400	3,607,472

Total		28,081,264

Health Care – 3.3%
Biotechnology - 0.8%
Myriad Genetics [2]	95,500	2,425,700

Life Sciences Tools & Services - 2.5%
Bio-Rad Laboratories Cl. A [2]	24,400	3,074,400
PerkinElmer	151,700	5,103,188

		8,177,588

Total		10,603,288

Industrials – 29.5%
Aerospace & Defense - 1.0%
HEICO Corporation Cl. A	95,740	3,284,839

Air Freight & Logistics - 3.4%
Expeditors International of Washington	75,000	2,678,250
Forward Air	129,800	4,840,242
UTi Worldwide	238,900	3,459,272

		10,977,764

Building Products - 0.9%
Simpson Manufacturing	87,500	2,678,375

Commercial Services & Supplies - 0.7%
Heritage-Crystal Clean [2]	150,000	2,265,000

Construction & Engineering - 3.7%
EMCOR Group	56,500	2,395,035
Jacobs Engineering Group [2]	95,000	5,342,800
KBR	128,000	4,106,240

		11,844,075

Electrical Equipment - 3.8%
AZZ	60,100	2,896,820
Brady Corporation Cl. A	47,100	1,579,263
Global Power Equipment Group	153,000	2,695,860
GrafTech International [2]	392,000	3,010,560
Regal-Beloit	25,500	2,079,780

		12,262,283

Industrial Conglomerates - 0.2%
Raven Industries	19,200	645,312

Machinery - 6.3%
Hyster-Yale Materials Handling Cl. A	47,400	2,706,066
Kaydon Corporation	134,500	3,440,510
Kennametal	102,800	4,013,312
Lincoln Electric Holdings	60,000	3,250,800
Valmont Industries	31,500	4,954,005
Wabtec Corporation	16,700	1,705,237

		20,069,930

Professional Services - 6.0%
Advisory Board (The) [2]	51,582	2,709,087
CRA International [2]	142,313	3,183,542
ManpowerGroup	83,266	4,722,847
Robert Half International	73,100	2,743,443
Towers Watson & Company Cl. A	43,500	3,015,420
Verisk Analytics Cl. A [2]	47,500	2,927,425

		19,301,764

Trading Companies & Distributors - 3.5%
Air Lease Cl. A	126,500	3,708,980
Applied Industrial Technologies	104,900	4,720,500
MSC Industrial Direct Cl. A	33,300	2,856,474

		11,285,954

Total		94,615,296

Information Technology – 21.4%
Communications Equipment - 1.0%
ADTRAN	155,800	3,061,470

Computers & Peripherals - 0.6%
Diebold	66,900	2,028,408

Electronic Equipment, Instruments & Components - 11.5%
Coherent	64,000	3,631,360
Dolby Laboratories Cl. A	70,000	2,349,200
DTS [2]	150,600	2,504,478
FARO Technologies [2]	93,887	4,073,757
FLIR Systems	143,900	3,742,839
IPG Photonics [1]	45,086	2,994,161
Littelfuse	45,000	3,053,250
MTS Systems	33,000	1,918,950
National Instruments	188,200	6,163,550
Plexus Corporation [2]	113,400	2,756,754
Rofin-Sinar Technologies [2]	137,500	3,724,875

		36,913,174

IT Services - 1.2%
Sapient Corporation [2]	329,400	4,015,386

Office Electronics - 1.1%
Zebra Technologies Cl. A [2]	72,100	3,398,073

Semiconductors & Semiconductor Equipment - 3.7%
Cabot Microelectronics [2]	71,800	2,495,050
Diodes [2]	125,000	2,622,500
International Rectifier [2]	107,000	2,263,050
Nanometrics [2]	127,929	1,846,016
Veeco Instruments [1,2]	67,100	2,571,943

		11,798,559

Software - 2.3%
ANSYS [2]	63,500	5,170,170
Blackbaud	78,900	2,337,807

		7,507,977

Total		68,723,047

Materials – 10.0%
Chemicals - 1.9%
Innospec	79,900	3,537,972
Intrepid Potash	133,900	2,511,964

		6,049,936

Containers & Packaging - 1.5%
Greif Cl. A	90,300	4,841,886

Metals & Mining - 6.6%
Fresnillo	136,500	2,812,410
Major Drilling Group International	340,500	3,033,445
Randgold Resources ADR	26,000	2,235,480
Reliance Steel & Aluminum	85,100	6,056,567
Schnitzer Steel Industries Cl. A	57,600	1,535,616
Sims Metal Management ADR	235,617	2,464,554
Steel Dynamics	185,500	2,943,885

		21,081,957

Total		31,973,779

Miscellaneous [5] – 1.3%
Total		4,100,800

TOTAL COMMON STOCKS
(Cost $228,658,667)		311,231,607

REPURCHASE AGREEMENT – 3.1%
Fixed Income Clearing Corporation,
0.12% dated 3/28/13, due 4/1/13,
maturity value $10,006,133 (collateralized
by obligations of various U.S. Government
Agencies, 0.875% due 2/28/17, valued at
$10,208,463)
(Cost $10,006,000)		10,006,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.8%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $2,533,947)		2,533,947

TOTAL INVESTMENTS – 101.0%
(Cost $241,198,614)		323,771,554

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.0)%		(3,202,693)

NET ASSETS – 100.0%		$320,568,861

SCHEDULES OF INVESTMENTS
ROYCE MICRO-CAP DISCOVERY FUND
MARCH 31, 2013 (UNAUDITED)
	SHARES	VALUE

COMMON STOCKS – 91.0%

Consumer Discretionary – 9.1%
Auto Components - 1.2%
Standard Motor Products	2,200	$60,984

Diversified Consumer Services - 1.6%
Capella Education [2]	1,400	43,596
Corinthian Colleges [2]	17,800	37,380

		80,976

Hotels, Restaurants & Leisure - 0.9%
Ruby Tuesday [2]	6,000	44,220

Household Durables - 0.5%
Hooker Furniture	1,500	23,910

Leisure Equipment & Products - 2.5%
Arctic Cat [2]	1,100	48,070
Johnson Outdoors Cl. A [2]	3,200	76,288

		124,358

Multiline Retail - 0.7%
Fred’s Cl. A	2,500	34,200

Specialty Retail - 1.3%
Stage Stores	900	23,292
Stein Mart	5,100	42,738

		66,030

Textiles, Apparel & Luxury Goods - 0.4%
True Religion Apparel	700	18,277

Total		452,955

Consumer Staples – 4.5%
Food & Staples Retailing - 1.1%
Village Super Market Cl. A	1,700	57,273

Food Products - 2.5%
Calavo Growers	2,200	63,316
John B. Sanfilippo & Son	3,000	59,940

		123,256

Household Products - 0.9%
Oil-Dri Corporation of America	1,700	46,291

Total		226,820

Energy – 6.0%
Energy Equipment & Services - 1.6%
Matrix Service [2]	2,300	34,270
Natural Gas Services Group [2]	2,400	46,224

		80,494

Oil, Gas & Consumable Fuels - 4.4%
EPL Oil & Gas [2]	2,200	58,982
Hallador Energy	3,200	22,080
TransGlobe Energy [2]	3,500	29,995
VAALCO Energy [2]	7,600	57,684
Warren Resources [2]	16,100	51,681

		220,422

Total		300,916

Financials – 5.4%
Consumer Finance - 1.1%
Nicholas Financial	3,700	54,390

Insurance - 4.3%
American Safety Insurance Holdings [2]	1,700	42,432
EMC Insurance Group	1,500	39,495
Maiden Holdings	6,100	64,599
National Western Life Insurance Cl. A	200	35,200
Safety Insurance Group	700	34,405

		216,131

Total		270,521

Health Care – 8.5%
Health Care Equipment & Supplies - 2.9%
CryoLife	7,500	45,075
ICU Medical [2]	900	53,055
Invacare Corporation	3,500	45,675

		143,805

Health Care Providers & Services - 2.1%
Almost Family	1,900	38,817
National HealthCare	1,500	68,580

		107,397

Pharmaceuticals - 3.5%
Hi-Tech Pharmacal	2,460	81,451
Obagi Medical Products [2]	3,200	63,200
SciClone Pharmaceuticals [2]	6,700	30,820

		175,471

Total		426,673

Industrials – 15.4%
Aerospace & Defense - 2.4%
AeroVironment [2]	1,700	30,821
National Presto Industries	800	64,400
Sparton Corporation [2]	2,000	26,800

		122,021

Commercial Services & Supplies - 0.6%
Intersections	3,200	30,112

Construction & Engineering - 3.1%
Baker (Michael)	1,100	26,950
Comfort Systems USA	2,700	38,043
MYR Group [2]	3,600	88,416

		153,409

Machinery - 5.9%
Alamo Group	2,300	87,975
Foster (L.B.) Company	750	33,217
Lydall [2]	3,500	53,725
Miller Industries	5,020	80,571
Standex International	700	38,654

		294,142

Professional Services - 3.4%
ICF International [2]	2,300	62,560
Korn/Ferry International [2]	3,000	53,580
TrueBlue [2]	2,600	54,964

		171,104

Total		770,788

Information Technology – 24.3%
Communications Equipment - 5.5%
Bel Fuse Cl. B	1,000	15,610
Comtech Telecommunications	1,900	46,132
Globecomm Systems [2]	6,900	82,869
Oplink Communications [2]	3,400	55,760
TESSCO Technologies	3,400	73,576

		273,947

Computers & Peripherals - 2.6%
QLogic Corporation [2]	5,100	59,160
Super Micro Computer [2]	3,304	37,302
Xyratex	3,200	31,680

		128,142

Electronic Equipment, Instruments & Components - 2.4%
Daktronics	3,000	31,500
Multi-Fineline Electronix [2]	1,650	25,460
PC Connection	4,000	65,400

		122,360

Internet Software & Services - 3.6%
Dice Holdings [2]	5,800	58,754
Digital River [2]	1,700	24,038
QuinStreet [2]	7,500	44,775
United Online	8,500	51,255

		178,822

IT Services - 3.7%
Computer Task Group	3,800	81,282
Sykes Enterprises [2]	4,300	68,628
TeleTech Holdings [2]	1,600	33,936

		183,846

Semiconductors & Semiconductor Equipment - 2.7%
IXYS Corporation	6,600	63,294
Kulicke & Soffa Industries [2]	6,000	69,360

		132,654

Software - 3.8%
Actuate Corporation [2]	8,500	51,000
American Software Cl. A	9,800	81,536
ePlus	1,300	60,073

		192,609

Total		1,212,380

Materials – 12.0%
Chemicals - 5.6%
FutureFuel Corporation	6,100	74,115
Innospec	900	39,852
KMG Chemicals	3,200	62,208
Schulman (A.)	2,200	69,432
Stepan Company	500	31,550

		277,157

Metals & Mining - 5.2%
Endeavour Silver [2]	3,900	24,258
Haynes International	1,200	66,360
Horsehead Holding Corporation [2]	3,912	42,562
Materion Corporation	3,200	91,200
Nevsun Resources	9,700	37,151

		261,531

Paper & Forest Products - 1.2%
Glatfelter	2,600	60,788

Total		599,476

Telecommunication Services – 1.0%
Diversified Telecommunication Services - 1.0%
Premiere Global Services [2]	4,300	47,257

Total		47,257

Miscellaneous [5] – 4.8%
Total		239,493

TOTAL COMMON STOCKS
(Cost $4,113,518)		4,547,279

REPURCHASE AGREEMENT – 8.7%
Fixed Income Clearing Corporation,
0.12% dated 3/28/13, due 4/1/13,
maturity value $438,006 (collateralized
by obligations of various U.S. Government
Agencies, 0.875% due 2/28/17, valued at $451,119)
(Cost $438,000)		438,000

TOTAL INVESTMENTS – 99.7%
(Cost $4,551,518)		4,985,279

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.3%		12,948

NET ASSETS – 100.0%		$4,998,227

SCHEDULES OF INVESTMENTS
ROYCE FINANCIAL SERVICES FUND
MARCH 31, 2013 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 86.4%

Capital Markets - 53.0%
Affiliated Managers Group [2]	1,500	$230,355
AllianceBernstein Holding L.P.	14,500	317,550
Apollo Global Management LLC Cl. A	22,000	476,080
Artisan Partners Asset Management [2]	15,000	591,750
Ashmore Group	70,000	372,265
Banque Privee Edmond de Rothschild	3	63,521
Blackstone Group L.P.	16,300	322,414
Citadel Capital [2]	150,000	70,777
Coronation Fund Managers	62,000	323,644
Cowen Group [2]	83,000	234,060
Daewoo Securities [2]	3,800	38,765
Diamond Hill Investment Group	2,500	194,525
Egyptian Financial Group-Hermes Holding Company [2]	31,875	46,854
Federated Investors Cl. B	11,900	281,673
Financial Engines	6,800	246,296
Invesco	13,800	399,648
Investec	8,500	59,281
IOOF Holdings	11,528	99,620
Jupiter Fund Management	105,000	522,660
KKR & Co. L.P.	18,300	353,556
Lazard Cl. A	11,300	385,669
Manning & Napier	15,800	261,332
MVC Capital	3,800	48,754
Northern Trust	8,400	458,304
Oaktree Capital Group LLC	5,600	285,712
Och-Ziff Capital Management Group LLC Cl. A	15,300	143,055
Oppenheimer Holdings Cl. A	11,500	223,905
Partners Group Holding	1,000	246,814
Raymond James Financial	5,100	235,110
Reinet Investments [2]	5,500	106,528
Samsung Securities [2]	1,791	85,799
SEI Investments	18,400	530,840
SHUAA Capital [2]	580,000	89,850
Sprott	117,500	404,833
State Street	8,500	502,265
Stifel Financial [2]	6,073	210,551
T. Rowe Price Group	3,500	262,045
TD AMERITRADE Holding Corporation	15,500	319,610
Tokai Tokyo Financial Holdings	9,400	69,101
U.S. Global Investors Cl. A	51,100	187,537
UOB-Kay Hian Holdings	95,000	130,588
Value Partners Group	430,000	278,633
Vontobel Holding	3,000	95,439
Waddell & Reed Financial Cl. A	5,900	258,302
Westwood Holdings Group	5,300	235,479
WisdomTree Investments [2]	46,000	478,400

Total		11,779,749

Closed-End Funds - 0.7%
RIT Capital Partners	8,500	156,534

Total		156,534

Commercial Banks - 2.4%
BLOM Bank GDR	8,000	68,960
BOK Financial	4,100	255,430
First Republic Bank	5,600	216,272

Total		540,662

Consumer Finance - 3.3%
Credit Acceptance [2]	848	103,575
Regional Management [2]	18,200	367,640
World Acceptance [2]	3,000	257,610

Total		728,825

Diversified Financial Services - 7.1%
Bolsas y Mercados Espanoles	4,000	98,241
Hellenic Exchanges	36,000	181,356
Interactive Brokers Group	12,800	190,848
Leucadia National	9,801	268,841
Moody’s Corporation	6,000	319,920
MSCI Cl. A [2]	2,800	95,004
RHJ International [2]	10,000	47,429
Singapore Exchange	25,000	155,198
Warsaw Stock Exchange	19,000	228,677

Total		1,585,514

Insurance - 7.8%
Brown & Brown	2,600	83,304
E-L Financial	400	203,250
First American Financial	5,000	127,850
Greenlight Capital Re Cl. A [2]	9,000	220,050
Marsh & McLennan	7,400	280,978
Platinum Underwriters Holdings	5,500	306,955
RLI Corp.	1,100	79,035
State Auto Financial	11,000	191,620
Willis Group Holdings	6,100	240,889

Total		1,733,931

IT Services - 2.8%
MasterCard Cl. A	700	378,791
Vantiv Cl. A [2]	10,000	237,400

Total		616,191

Media - 1.4%
Morningstar	4,600	321,632

Total		321,632

Professional Services - 1.4%
Verisk Analytics Cl. A [2]	5,100	314,313

Total		314,313

Real Estate Management & Development - 1.4%
Kennedy-Wilson Holdings	19,676	305,175

Total		305,175

Software - 3.0%
Fair Isaac	7,400	338,106
SimCorp	1,200	321,848

Total		659,954

Trading Companies & Distributors - 2.1%
Air Lease Cl. A	15,700	460,324

Total		460,324

TOTAL COMMON STOCKS
(Cost $15,017,168)		19,202,804

REPURCHASE AGREEMENT – 11.6%
Fixed Income Clearing Corporation,
0.12% dated 3/28/13, due 4/1/13,
maturity value $2,568,034 (collateralized
by obligations of various U.S. Government
Agencies, 0.875% due 2/28/17, valued at
$2,620,544)
(Cost $2,568,000)		2,568,000

TOTAL INVESTMENTS – 98.0%
(Cost $17,585,168)		21,770,804

CASH AND OTHER ASSETS
LESS LIABILITIES – 2.0%		451,622

NET ASSETS – 100.0%		$22,222,426

SCHEDULES OF INVESTMENTS
ROYCE DIVIDEND VALUE FUND
MARCH 31, 2013 (UNAUDITED)
	SHARES	VALUE

COMMON STOCKS – 95.4%

Consumer Discretionary – 10.9%
Auto Components - 0.5%
Autoliv	33,300	$2,302,362
Tianneng Power International	324,000	217,042
Xinyi Glass Holdings	130,000	91,942

		2,611,346

Distributors - 0.1%
Weyco Group	11,600	284,316

Diversified Consumer Services - 0.7%
Benesse Holdings	4,000	169,969
Regis Corporation	127,800	2,324,682
Weight Watchers International	23,500	989,585

		3,484,236

Hotels, Restaurants & Leisure - 0.1%
Abu Dhabi National Hotels	642,000	340,839

Household Durables - 1.4%
Ethan Allen Interiors	49,000	1,613,080
Garmin	45,000	1,486,800
Harman International Industries	54,400	2,427,872
Hunter Douglas	27,600	1,098,520

		6,626,272

Internet & Catalog Retail - 0.2%
PetMed Express	56,000	751,240

Media - 0.4%
Saga Communications Cl. A	6,581	304,437
Value Line	169,000	1,591,980
World Wrestling Entertainment Cl. A	24,531	216,363

		2,112,780

Specialty Retail - 6.2%
American Eagle Outfitters	176,200	3,294,940
Ascena Retail Group [2]	206,384	3,828,423
Buckle (The)	107,101	4,996,262
Cato Corporation (The) Cl. A	35,810	864,453
Fielmann	3,200	295,339
GameStop Corporation Cl. A	119,300	3,336,821
Guess?	118,100	2,932,423
Jos. A. Bank Clothiers [2]	85,049	3,393,455
Lewis Group	73,000	513,087
Shoe Carnival	30,844	630,451
Signet Jewelers	14,500	971,500
Tiffany & Co.	60,500	4,207,170
USS	7,000	803,102

		30,067,426

Textiles, Apparel & Luxury Goods - 1.3%
Barry (R.G.)	13,075	175,074
Marimekko	22,500	324,180
Pandora	153,600	4,225,294
Stella International Holdings	314,000	942,500
Vera Bradley [2]	38,100	900,303

		6,567,351

Total		52,845,806

Consumer Staples – 3.2%
Food & Staples Retailing - 0.6%
FamilyMart	16,850	768,797
Village Super Market Cl. A	63,145	2,127,355

		2,896,152

Food Products - 1.5%
Hormel Foods	119,276	4,928,484
Industrias Bachoco ADR	6,100	195,871
J&J Snack Foods	10,300	791,967
Lancaster Colony	3,000	231,000
Lindt & Spruengli	4	180,512
Super Group	346,000	1,087,919

		7,415,753

Personal Products - 1.1%
Inter Parfums	40,213	982,404
Nu Skin Enterprises Cl. A	95,045	4,200,989

		5,183,393

Total		15,495,298

Energy – 4.7%
Energy Equipment & Services - 4.3%
Ensco Cl. A	81,800	4,908,000
Ensign Energy Services	25,300	431,359
Helmerich & Payne	88,854	5,393,438
Lufkin Industries	7,400	491,286
Oil States International [2]	63,300	5,163,381
TGS-NOPEC Geophysical	18,500	696,828
Tidewater	76,500	3,863,250

		20,947,542

Oil, Gas & Consumable Fuels - 0.4%
Cimarex Energy	6,500	490,360
Golar LNG	10,700	395,472
Natural Resource Partners L.P.	37,500	877,500
Pioneer Southwest Energy Partners L.P.	2,413	58,950

		1,822,282

Total		22,769,824

Financials – 27.3%
Capital Markets - 15.7%
AllianceBernstein Holding L.P.	232,600	5,093,940
Apollo Global Management LLC Cl. A	163,800	3,544,632
ARA Asset Management	1,388,200	2,148,864
Ashmore Group	464,250	2,468,916
Close Brothers Group	18,000	287,723
Coronation Fund Managers	760,000	3,967,244
Egyptian Financial Group-Hermes Holding Company [2]	132,500	194,766
Federated Investors Cl. B	297,300	7,037,091
Gluskin Sheff + Associates	32,200	575,311
Invesco	148,200	4,291,872
Investec	80,000	557,942
Jupiter Fund Management	550,000	2,737,745
KKR & Co. L.P.	293,200	5,664,624
Lazard Cl. A	134,600	4,593,898
Manning & Napier	307,500	5,086,050
Och-Ziff Capital Management Group LLC Cl. A	108,100	1,010,735
Oppenheimer Holdings Cl. A	121,512	2,365,839
Partners Group Holding	500	123,407
Raymond James Financial	7,800	359,580
SEI Investments	146,600	4,229,410
Sprott	525,000	1,808,830
State Street	71,100	4,201,299
T. Rowe Price Group	42,000	3,144,540
U.S. Global Investors Cl. A	640,900	2,352,103
Value Partners Group	1,225,000	793,779
VZ Holding	8,300	1,132,255
Waddell & Reed Financial Cl. A	67,510	2,955,588
Westwood Holdings Group	78,473	3,486,555

		76,214,538

Commercial Banks - 2.3%
Ames National	28,371	591,819
Bank of Hawaii	78,600	3,993,666
BLOM Bank GDR	63,000	543,060
BOK Financial	30,400	1,893,920
City Holding Company	53,365	2,123,393
First Republic Bank	48,100	1,857,622

		11,003,480

Diversified Financial Services - 2.4%
Bolsa Mexicana de Valores	674,900	1,933,211
Hellenic Exchanges	158,000	795,952
KKR Financial Holdings LLC	228,350	2,527,835
Moody’s Corporation	74,900	3,993,668
Singapore Exchange	140,000	869,110
Warsaw Stock Exchange	135,400	1,629,622

		11,749,398

Insurance - 5.0%
Allied World Assurance Company
Holdings	31,198	2,892,678
Aspen Insurance Holdings	24,924	961,568
Brown & Brown	13,400	429,336
Cincinnati Financial	46,700	2,203,773
Erie Indemnity Cl. A	24,200	1,827,826
HCC Insurance Holdings	14,879	625,364
Marsh & McLennan	85,900	3,261,623
Montpelier Re Holdings	11,797	307,312
PartnerRe	20,906	1,946,558
Reinsurance Group of America	87,319	5,210,325
United Fire Group	11,900	303,093
Willis Group Holdings	110,700	4,371,543

		24,340,999

Real Estate Investment Trusts (REITs) - 0.9%
Cousins Properties	40,010	427,707
DCT Industrial Trust	98,400	728,160
Essex Property Trust	8,000	1,204,640
Lexington Realty Trust	58,706	692,731
National Health Investors	19,300	1,263,185

		4,316,423

Real Estate Management & Development - 0.3%
Kennedy-Wilson Holdings	98,600	1,529,286

Thrifts & Mortgage Finance - 0.7%
Capitol Federal Financial	27,000	325,890
Genworth MI Canada	92,118	2,265,204
TrustCo Bank Corp NY	196,310	1,095,410

		3,686,504

Total		132,840,628

Health Care – 4.1%
Health Care Equipment & Supplies - 0.6%
Atrion Corporation	13,200	2,534,268
Carl Zeiss Meditec	9,500	300,360

		2,834,628

Health Care Providers & Services - 3.0%
Chemed Corporation	51,858	4,147,603
Landauer	53,000	2,988,140
MEDNAX [2]	28,500	2,554,455
OdontoPrev	38,400	175,776
Owens & Minor	150,800	4,910,048

		14,776,022

Pharmaceuticals - 0.5%
Adcock Ingram Holdings	48,900	322,214
Hikma Pharmaceuticals	11,000	172,822
Recordati	93,000	841,638
Santen Pharmaceutical	18,100	837,366

		2,174,040

Total		19,784,690

Industrials – 21.2%
Aerospace & Defense - 1.2%
American Science & Engineering	49,545	3,021,750
Cubic Corporation	48,016	2,051,243
HEICO Corporation Cl. A	28,906	991,765

		6,064,758

Air Freight & Logistics - 1.5%
Expeditors International of Washington	104,000	3,713,840
Forward Air	88,000	3,281,520
UTi Worldwide	16,700	241,816

		7,237,176

Building Products - 1.2%
AAON	78,350	2,161,677
Geberit	1,000	246,181
Insteel Industries	72,000	1,175,040
Simpson Manufacturing	57,600	1,763,136
TOTO	74,000	661,901
WaterFurnace Renewable Energy	6,000	95,683

		6,103,618

Commercial Services & Supplies - 1.6%
Brink’s Company (The)	108,500	3,066,210
CompX International Cl. A	25,800	326,886
Kaba Holding	2,100	817,392
Mine Safety Appliances	35,000	1,736,700
Ritchie Bros. Auctioneers	48,900	1,061,130
Societe BIC	6,600	766,411

		7,774,729

Construction & Engineering - 0.6%
KBR	75,000	2,406,000
Raubex Group	260,000	551,369

		2,957,369

Electrical Equipment - 3.2%
AZZ	111,800	5,388,760
Brady Corporation Cl. A	54,300	1,820,679
Franklin Electric	12,000	402,840
Hubbell Cl. B	56,400	5,477,004
Preformed Line Products	13,100	916,607
Regal-Beloit	16,400	1,337,584

		15,343,474

Machinery - 7.8%
Alamo Group	31,382	1,200,361
Burckhardt Compression Holding	3,600	1,347,203
CLARCOR	53,200	2,786,616
Donaldson Company	111,000	4,017,090
Flowserve Corporation	7,900	1,324,909
Foster (L.B.) Company	55,300	2,449,237
Graco	64,000	3,713,920
IDEX Corporation	27,600	1,474,392
John Bean Technologies	97,356	2,020,137
Kennametal	66,514	2,596,707
Lincoln Electric Holdings	51,400	2,784,852
Lindsay Corporation	32,800	2,892,304
Nordson Corporation	15,400	1,015,630
Pfeiffer Vacuum Technology	13,500	1,489,094
Rational	1,000	300,402
Semperit AG Holding	5,000	192,918
Spirax-Sarco Engineering	36,500	1,490,208
Tennant Company	18,400	893,504
Valmont Industries	23,700	3,727,299

		37,716,783

Professional Services - 2.0%
Kelly Services Cl. A	39,200	732,256
ManpowerGroup	100,100	5,677,672
Michael Page International	36,000	230,725
Towers Watson & Company Cl. A	46,100	3,195,652

		9,836,305

Road & Rail - 0.9%
Arkansas Best	49,600	579,328
Landstar System	66,300	3,785,067

		4,364,395

Trading Companies & Distributors - 1.2%
Applied Industrial Technologies	103,506	4,657,770
Houston Wire & Cable	79,700	1,032,115

		5,689,885

Total		103,088,492

Information Technology – 8.2%
Communications Equipment - 0.5%
Plantronics	60,608	2,678,267

Computers & Peripherals - 0.8%
Diebold	23,800	721,616
Western Digital	63,000	3,167,640

		3,889,256

Electronic Equipment, Instruments & Components - 5.5%
Amphenol Corporation Cl. A	47,100	3,516,015
AVX Corporation	142,300	1,693,370
Cognex Corporation	10,000	421,500
Domino Printing Sciences	36,000	349,534
Electro Rent	15,900	294,786
FLIR Systems	142,900	3,716,829
Littelfuse	43,658	2,962,195
Molex	91,000	2,664,480
Molex Cl. A	97,518	2,352,134
MTS Systems	50,293	2,924,538
National Instruments	145,400	4,761,850
Vaisala Cl. A	41,000	1,033,249

		26,690,480

IT Services - 1.0%
Convergys Corporation	87,515	1,490,381
CoreLogic [2]	9,300	240,498
Jack Henry & Associates	32,300	1,492,583
ManTech International Cl. A	65,736	1,766,326

		4,989,788

Semiconductors & Semiconductor Equipment - 0.4%
Teradyne [2]	111,200	1,803,664

Total		40,051,455

Materials – 12.3%
Chemicals - 3.0%
Balchem Corporation	50,150	2,203,591
Cabot Corporation	46,000	1,573,200
Innophos Holdings	16,750	913,880
International Flavors & Fragrances	27,100	2,077,757
Quaker Chemical	57,600	3,399,552
Stepan Company	60,600	3,823,860
Victrex	7,500	189,172
Westlake Chemical	4,300	402,050

		14,583,062

Containers & Packaging - 1.8%
AptarGroup	71,300	4,089,055
Greif Cl. A	84,800	4,546,976

		8,636,031

Metals & Mining - 7.5%
Allegheny Technologies	13,000	412,230
Carpenter Technology	65,600	3,233,424
Commercial Metals	18,700	296,395
Compass Minerals International	47,000	3,708,300
Fresnillo	81,800	1,685,386
Gold Fields ADR	505,400	3,916,850
Hecla Mining	270,000	1,066,500
Kingsgate Consolidated	33,000	133,652
Major Drilling Group International	88,000	783,974
Pan American Silver	179,500	2,940,210
Randgold Resources ADR	60,200	5,175,996
Reliance Steel & Aluminum	91,606	6,519,599
Schnitzer Steel Industries Cl. A	27,600	735,816
Sims Metal Management ADR	240,000	2,510,400
Steel Dynamics	21,000	333,270
Worthington Industries	103,800	3,215,724

		36,667,726

Total		59,886,819

Telecommunication Services – 0.0%
Diversified Telecommunication Services - 0.0%
Citic Telecom International Holdings	551,000	205,137

Total		205,137

Miscellaneous [5] – 3.5%
Total		16,739,967

TOTAL COMMON STOCKS
(Cost $388,311,930)		463,708,116

REPURCHASE AGREEMENT – 4.3%
Fixed Income Clearing Corporation,
0.12% dated 3/28/13, due 4/1/13,
maturity value $20,597,275 (collateralized
by obligations of various U.S. Government
Agencies, 0.875% due 2/28/17, valued at
$21,009,969)
(Cost $20,597,000)		20,597,000

TOTAL INVESTMENTS – 99.7%
(Cost $408,908,930)		484,305,116

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.3%		1,647,919

NET ASSETS – 100.0%		$485,953,035

SCHEDULES OF INVESTMENTS
ROYCE SMID-CAP VALUE FUND
MARCH 31, 2013 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 88.2%

Consumer Discretionary – 5.5%
Auto Components - 0.2%
Autoliv	370	$25,582

Automobiles - 1.4%
Thor Industries	4,300	158,197

Household Durables - 0.8%
Garmin	2,600	85,904

Multiline Retail - 1.5%
Dollar Tree [2]	3,500	169,505

Specialty Retail - 1.6%
Signet Jewelers	2,720	182,240

Total		621,428

Consumer Staples – 0.8%
Food Products - 0.8%
Sanderson Farms	1,700	92,854

Total		92,854

Energy – 14.1%
Energy Equipment & Services - 12.6%
C&J Energy Services [2]	11,400	261,060
Helmerich & Payne	7,000	424,900
Pason Systems	17,800	310,495
Trican Well Service	22,200	325,619
Unit Corporation [2]	2,600	118,430

		1,440,504

Oil, Gas & Consumable Fuels - 1.5%
HollyFrontier Corporation	3,300	169,785

Total		1,610,289

Financials – 16.1%
Capital Markets - 11.3%
Affiliated Managers Group [2]	900	138,213
Artisan Partners Asset Management [2]	5,000	197,250
Ashmore Group	51,600	274,413
Federated Investors Cl. B	6,300	149,121
Partners Group Holding	600	148,088
Sprott	39,700	136,782
Value Partners Group	384,000	248,825

		1,292,692

Diversified Financial Services - 1.9%
Leucadia National	7,900	216,697

Real Estate Management & Development - 2.9%
Jones Lang LaSalle	1,630	162,039
Kennedy-Wilson Holdings	10,500	162,855

		324,894

Total		1,834,283

Health Care – 3.5%
Biotechnology - 2.3%
Myriad Genetics [2]	10,400	264,160

Health Care Providers & Services - 1.2%
Schein (Henry) [2]	1,500	138,825

Total		402,985

Industrials – 16.4%
Construction & Engineering - 3.6%
Jacobs Engineering Group [2]	7,300	410,552

Machinery - 8.6%
Kennametal	4,400	171,776
Lincoln Electric Holdings	1,900	102,942
Semperit AG Holding	7,400	285,519
Valmont Industries	1,925	302,745
Wabtec Corporation	1,200	122,532

		985,514

Marine - 1.5%
Kirby Corporation [2]	2,200	168,960

Professional Services - 2.7%
ManpowerGroup	3,300	187,176
Towers Watson & Company Cl. A	1,800	124,776

		311,952

Total		1,876,978

Information Technology – 15.7%
Computers & Peripherals - 5.9%
SanDisk Corporation [2]	3,700	203,500
Western Digital	9,400	472,632

		676,132

Electronic Equipment, Instruments & Components - 0.8%
AVX Corporation	7,100	84,490

Semiconductors & Semiconductor Equipment - 8.3%
Analog Devices	8,500	395,165
International Rectifier [2]	8,142	172,203
LSI Corporation [2]	12,500	84,750
Teradyne [2]	18,350	297,637

		949,755

Software - 0.7%
SimCorp	300	80,462

Total		1,790,839

Materials – 16.1%
Chemicals - 2.8%
Westlake Chemical	3,500	327,250

Metals & Mining - 11.3%
Alamos Gold	10,000	137,323
Globe Specialty Metals	22,100	307,632
Hochschild Mining	21,300	88,646
Pan American Silver	14,700	240,786
Pretium Resources [2]	11,800	93,456
Reliance Steel & Aluminum	5,900	419,903

		1,287,746

Paper & Forest Products - 2.0%
Stella-Jones	3,025	225,777

Total		1,840,773

TOTAL COMMON STOCKS
(Cost $9,332,844)		10,070,429

REPURCHASE AGREEMENT – 11.3%
Fixed Income Clearing Corporation,
0.12% dated 3/28/13, due 4/1/13,
maturity value $1,291,017 (collateralized
by obligations of various U.S. Government
Agencies, due 7/25/13, valued at $1,319,340)
(Cost $1,291,000)		1,291,000

TOTAL INVESTMENTS – 99.5%
(Cost $10,623,844)		11,361,429

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.5%		54,574

NET ASSETS – 100.0%		$11,416,003

SCHEDULES OF INVESTMENTS
ROYCE FOCUS VALUE FUND
MARCH 31, 2013 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.8%

Consumer Discretionary – 5.5%
Automobiles - 1.2%
Thor Industries	3,000	$110,370

Household Durables - 1.0%
Blyth	5,600	97,216

Internet & Catalog Retail - 1.5%
NutriSystem	16,600	140,768

Specialty Retail - 1.8%
Buckle (The)	3,500	163,275

Total		511,629

Consumer Staples – 3.6%
Food Products - 3.6%
Cal-Maine Foods	2,000	85,120
Industrias Bachoco ADR	4,500	144,495
Sanderson Farms	2,000	109,240

Total		338,855

Energy – 15.3%
Energy Equipment & Services - 9.6%
C&J Energy Services [2]	6,000	137,400
Helmerich & Payne	4,500	273,150
Pason Systems	13,500	235,487
Trican Well Service	11,000	161,343
Unit Corporation [2]	2,000	91,100

		898,480

Oil, Gas & Consumable Fuels - 5.7%
Africa Oil [2]	15,000	106,020
Devon Energy	1,900	107,198
Exxon Mobil	3,500	315,385

		528,603

Total		1,427,083

Financials – 20.4%
Capital Markets - 13.5%
Affiliated Managers Group [2]	600	92,142
Artisan Partners Asset Management [2]	4,000	157,800
Ashmore Group	30,000	159,542
Federated Investors Cl. B	5,000	118,350
Franklin Resources	2,500	377,025
Partners Group Holding	400	98,725
Sprott	25,000	86,135
Value Partners Group	250,000	161,996

		1,251,715

Insurance - 3.9%
Berkshire Hathaway Cl. B [2]	3,500	364,700

Real Estate Investment Trusts (REITs) - 1.1%
Rouse Properties	5,800	104,980

Real Estate Management & Development - 1.9%
Kennedy-Wilson Holdings	11,000	170,610

Total		1,892,005

Health Care – 2.3%
Biotechnology - 2.3%
Myriad Genetics [2]	8,600	218,440

Total		218,440

Industrials – 5.4%
Construction & Engineering - 2.4%
Jacobs Engineering Group [2]	4,000	224,960

Machinery - 1.2%
Lincoln Electric Holdings	2,000	108,360

Road & Rail - 1.8%
Patriot Transportation Holding [2]	6,000	166,920

Total		500,240

Information Technology – 25.9%
Computers & Peripherals - 9.6%
Apple	500	221,315
Immersion Corporation [2]	11,000	129,140
SanDisk Corporation [2]	3,000	165,000
Western Digital	7,500	377,100

		892,555

Semiconductors & Semiconductor Equipment - 9.7%
Analog Devices	7,500	348,675
MKS Instruments	8,000	217,600
Teradyne [2]	12,000	194,640
Veeco Instruments [2]	3,500	134,155

		895,070

Software - 6.6%
MICROS Systems [2]	4,300	195,693
Microsoft Corporation	10,000	286,100
SimCorp	500	134,103

		615,896

Total		2,403,521

Materials – 18.5%
Chemicals - 4.9%
Mosaic Company (The)	5,000	298,050
W.R. Grace & Co. [2]	2,000	155,020

		453,070

Metals & Mining - 13.6%
Allied Nevada Gold [2]	6,500	106,990
Fresnillo	4,000	82,415
Globe Specialty Metals	6,200	86,304
Major Drilling Group International	12,500	111,360
Newmont Mining	4,500	188,505
Nucor Corporation	3,000	138,450
Pretium Resources [2]	12,000	95,040
Reliance Steel & Aluminum	3,500	249,095
Schnitzer Steel Industries Cl. A	4,000	106,640
Seabridge Gold [2]	7,500	103,500

		1,268,299

Total		1,721,369

Miscellaneous [5] – 0.9%
Total		82,394

TOTAL COMMON STOCKS
(Cost $7,573,973)		9,095,536

FIXED INCOME – 1.2%
Government Bonds – 1.2%
ProShares UltraShort 20+ Year Treasury [2]	1,750	114,993

TOTAL FIXED INCOME
(Cost $185,658)		114,993

REPURCHASE AGREEMENT – 2.0%
Fixed Income Clearing Corporation,
0.12% dated 3/28/13, due 4/1/13,
maturity value $181,002 (collateralized
by obligations of various U.S. Government
Agencies, 0.875% due 2/28/17, valued at $187,544)
(Cost $181,000)		181,000

TOTAL INVESTMENTS – 101.0%
(Cost $7,940,631)		9,391,529

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.0)%		(95,095)

NET ASSETS – 100.0%		$9,296,434

SCHEDULES OF INVESTMENTS
ROYCE PARTNERS FUND
MARCH 31, 2013 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 91.0%

Consumer Discretionary – 6.8%
Household Durables - 2.1%
Hunter Douglas	600	$23,881
NVR [2]	25	27,002

		50,883

Media - 1.8%
Morningstar	600	41,952

Specialty Retail - 1.4%
Tiffany & Co.	500	34,770

Textiles, Apparel & Luxury Goods - 1.5%
Geox	12,600	35,081

Total		162,686

Energy – 5.3%
Energy Equipment & Services - 5.3%
Ensco Cl. A	900	54,000
Schlumberger	360	26,960
Tidewater	900	45,450

Total		126,410

Financials – 26.5%
Capital Markets - 21.2%
AllianceBernstein Holding L.P.	1,700	37,230
Ashmore Group	8,000	42,545
Bank of New York Mellon (The)	1,700	47,583
Coronation Fund Managers	5,300	27,666
Jupiter Fund Management	7,300	36,337
KKR & Co. L.P.	1,300	25,116
Northern Trust	1,000	54,560
SEI Investments	1,800	51,930
Sprott	10,000	34,454
State Street	935	55,249
Value Partners Group	64,000	41,471
WisdomTree Investments [2]	5,040	52,416

		506,557

Diversified Financial Services - 2.3%
Moody’s Corporation	1,040	55,453

Insurance - 1.3%
E-L Financial	60	30,488

Real Estate Management & Development - 1.7%
Jones Lang LaSalle	400	39,764

Total		632,262

Health Care – 2.4%
Biotechnology - 1.2%
Myriad Genetics [2]	1,100	27,940

Pharmaceuticals - 1.2%
Adcock Ingram Holdings	4,400	28,993

Total		56,933

Industrials – 24.6%
Air Freight & Logistics - 1.5%
Expeditors International of Washington	1,040	37,138

Commercial Services & Supplies - 0.8%
Ritchie Bros. Auctioneers	900	19,530

Construction & Engineering - 2.2%
Fluor Corporation	800	53,064

Machinery - 6.6%
Foster (L.B.) Company	800	35,432
Graco	720	41,782
Spirax-Sarco Engineering	800	32,662
Valmont Industries	300	47,181

		157,057

Professional Services - 7.3%
Advisory Board (The) [2]	500	26,260
ManpowerGroup	700	39,704
Towers Watson & Company Cl. A	700	48,524
Verisk Analytics Cl. A [2]	970	59,781

		174,269

Road & Rail - 3.3%
Landstar System	800	45,672
Patriot Transportation Holding [2]	1,200	33,384

		79,056

Trading Companies & Distributors - 2.9%
Air Lease Cl. A	1,100	32,252
Applied Industrial Technologies	800	36,000

		68,252

Total		588,366

Information Technology – 15.4%
Electronic Equipment, Instruments & Components - 6.6%
Amphenol Corporation Cl. A	300	22,395
Anixter International	500	34,960
FARO Technologies [2]	600	26,034
IPG Photonics	550	36,526
National Instruments	1,200	39,300

		159,215

IT Services - 3.3%
MasterCard Cl. A	100	54,113
Western Union	1,600	24,064

		78,177

Office Electronics - 2.2%
Zebra Technologies Cl. A [2]	1,100	51,843

Semiconductors & Semiconductor Equipment - 1.6%
Veeco Instruments [2]	1,000	38,330

Software - 1.7%
SimCorp	150	40,231

Total		367,796

Materials – 10.0%
Chemicals - 3.0%
Airgas	400	39,664
Sigma-Aldrich Corporation	400	31,072

		70,736

Containers & Packaging - 3.7%
Greif Cl. A	880	47,185
Mayr-Melnhof Karton	375	41,066

		88,251

Metals & Mining - 3.3%
Gold Fields ADR	3,800	29,450
Reliance Steel & Aluminum	700	49,819

		79,269

Total		238,256

TOTAL COMMON STOCKS
(Cost $1,699,029)		2,172,709

REPURCHASE AGREEMENT – 9.1%
Fixed Income Clearing Corporation,
0.12% dated 3/28/13, due 4/1/13,
maturity value $218,003 (collateralized
by obligations of various U.S. Government
Agencies, 0.875% due 2/28/17, valued at $223,025)
(Cost $218,000)		218,000

TOTAL INVESTMENTS – 100.1%
(Cost $1,917,029)		2,390,709

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.1)%		(2,763)

NET ASSETS – 100.0%		$2,387,946

SCHEDULES OF INVESTMENTS
ROYCE SPECIAL EQUITY MULTI-CAP FUND
MARCH 31, 2013 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.1%

Consumer Discretionary – 24.5%
Distributors - 3.8%
Genuine Parts	65,000	$5,070,000

Media - 2.1%
Scripps Networks Interactive Cl. A	44,000	2,830,960

Multiline Retail - 3.5%
Nordstrom	83,000	4,584,090

Specialty Retail - 12.4%
Bed Bath & Beyond [2]	92,500	5,958,850
Gap (The)	153,450	5,432,130
Staples	368,900	4,954,327

		16,345,307

Textiles, Apparel & Luxury Goods - 2.7%
Coach	70,500	3,524,295

Total		32,354,652

Consumer Staples – 4.5%
Food & Staples Retailing - 2.9%
Walgreen Company	81,000	3,862,080

Food Products - 1.6%
Hormel Foods	50,000	2,066,000

Total		5,928,080

Energy – 3.5%
Oil, Gas & Consumable Fuels - 3.5%
Occidental Petroleum	59,400	4,655,178

Total		4,655,178

Health Care – 15.5%
Health Care Equipment & Supplies - 9.7%
C.R. Bard	40,500	4,081,590
Medtronic	84,100	3,949,336
Stryker Corporation	72,200	4,710,328

		12,741,254

Health Care Providers & Services - 3.3%
Quest Diagnostics	76,500	4,318,425

Pharmaceuticals - 2.5%
Johnson & Johnson	40,700	3,318,271

Total		20,377,950

Industrials – 23.4%
Aerospace & Defense - 2.8%
Raytheon Company	62,600	3,680,254

Construction & Engineering - 0.7%
Jacobs Engineering Group [2]	16,400	922,336

Electrical Equipment - 4.4%
Emerson Electric	104,400	5,832,828

Industrial Conglomerates - 3.1%
3M	38,550	4,098,251

Machinery - 12.4%
Cummins	31,400	3,636,434
Dover Corporation	75,550	5,506,084
Illinois Tool Works	52,900	3,223,726
Parker Hannifin	43,550	3,988,309

		16,354,553

Total		30,888,222

Information Technology – 23.7%
Communications Equipment - 3.4%
Cisco Systems	216,200	4,520,742

Electronic Equipment, Instruments & Components - 7.0%
Avnet [2]	95,150	3,444,430
Molex Cl. A	240,100	5,791,212

		9,235,642

Semiconductors & Semiconductor Equipment - 9.8%
Analog Devices	108,250	5,032,542
Intel Corporation	182,450	3,986,533
KLA-Tencor	73,500	3,876,390

		12,895,465

Software - 3.5%
Microsoft Corporation	158,850	4,544,698

Total		31,196,547

TOTAL COMMON STOCKS
(Cost $111,776,641)		125,400,629

REPURCHASE AGREEMENT – 5.0%
Fixed Income Clearing Corporation,
0.12% dated 3/28/13, due 4/1/13,
maturity value $6,658,089 (collateralized
by obligations of various U.S. Government
Agencies, 0.875% due 2/28/17, valued at
$6,792,125)
(Cost $6,658,000)		6,658,000

TOTAL INVESTMENTS – 100.1%
(Cost $118,434,641)		132,058,629

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.1)%		(162,687)

NET ASSETS – 100.0%		$131,895,942

SCHEDULES OF INVESTMENTS
ROYCE EUROPEAN SMALLER-COMPANIES FUND
MARCH 31, 2013 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.2%

Austria – 4.2%
Mayr-Melnhof Karton	3,030	$331,811
Semperit AG Holding	12,200	470,721

Total		802,532

Belgium – 3.7%
EVS Broadcast Equipment	3,850	247,052
GIMV	4,229	211,363
Sipef	3,000	242,962

Total		701,377

Cyprus – 0.7%
Globaltrans Investment GDR	8,550	134,919

Total		134,919

Denmark – 2.8%
H. Lundbeck	17,100	314,870
SimCorp	850	227,976

Total		542,846

Finland – 2.1%
Nokian Renkaat	6,550	291,345
Vaisala Cl. A	4,000	100,805

Total		392,150

France – 16.1%
Altamir Amboise	17,400	203,860
Alten	6,100	241,616
Audika Groupe	20,300	237,837
Beneteau [2]	20,200	205,076
bioMerieux	2,400	226,334
Boiron	7,150	370,550
Manutan International	5,050	206,306
Parrot [2]	10,000	308,542
Piscines Desjoyaux	18,400	107,788
Societe Internationale de Plantations d’Heveas	3,050	253,814
Stallergenes	5,000	312,003
Vetoquinol	8,200	269,086
Virbac	600	138,209

Total		3,081,021

Germany – 10.2%
Aixtron [2]	9,000	130,480
Carl Zeiss Meditec	6,500	205,509
Fuchs Petrolub	1,800	138,440
KWS Saat	600	213,813
Nemetschek	2,550	153,744
Pfeiffer Vacuum Technology	1,100	121,334
PUMA	915	285,600
Rational	765	229,807
SMT Scharf	3,000	97,312
Takkt	23,500	384,074

Total		1,960,113

Greece – 1.0%
JUMBO	28,000	199,558

Total		199,558

Italy – 6.7%
Azimut Holding	17,400	281,479
De’Longhi	12,700	199,912
DiaSorin	7,600	265,958
Geox	66,000	183,756
Recordati	39,500	357,470

Total		1,288,575

Netherlands – 2.7%
ASM International	5,100	169,352
Beter Bed Holding	14,000	256,447
Fugro	1,800	99,631

Total		525,430

Norway – 2.6%
Ekornes	19,950	321,072
TGS-NOPEC Geophysical	4,700	177,032

Total		498,104

Poland – 0.8%
Warsaw Stock Exchange	12,000	144,427

Total		144,427

South Africa – 5.4%
Adcock Ingram Holdings	40,650	267,853
Cashbuild	6,300	85,779
Lewis Group	53,000	372,515
Raubex Group	150,000	318,097

Total		1,044,244

Spain – 1.5%
Almirall	22,800	284,955

Total		284,955

Sweden – 1.5%
Bjoern Borg	12,500	75,769
Lundin Petroleum [2]	10,000	216,372

Total		292,141

Switzerland – 13.4%
Bank Sarasin & Co. Cl. B [2]	5,480	155,573
Banque Privee Edmond de Rothschild	5	105,867
Burckhardt Compression Holding	600	224,534
Calida Holding	5,000	142,737
Inficon Holding	715	210,892
Logitech International	27,900	188,978
Partners Group Holding	1,100	271,495
Sika	55	133,604
Straumann Holding	2,100	282,935
Sulzer	1,500	256,294
VZ Holding	2,250	306,937
Zehnder Group	6,600	286,443

Total		2,566,289

Turkey – 1.5%
Koza Altin Isletmeleri	4,200	98,193
Mardin Cimento Sanayii	66,500	197,004

Total		295,197

United Kingdom – 17.3%
Ashmore Group	67,500	358,970
Clarkson	14,000	330,784
Diploma	11,500	97,940
Domino Printing Sciences	20,300	197,099
EnQuest [2]	145,000	316,380
Hochschild Mining	65,000	270,515
Homeserve	31,000	94,441
Jupiter Fund Management	50,500	251,375
Latchways	14,600	240,142
Michael Page International	20,000	128,181
Photo-Me International	135,000	153,844
Rotork	6,000	264,749
Sepura	70,000	107,425
Severfield-Rowen	300,000	101,423
Spirax-Sarco Engineering	6,600	269,462
Victrex	5,950	150,076

Total		3,332,806

TOTAL COMMON STOCKS
(Cost $17,515,929)		18,086,684

REPURCHASE AGREEMENT – 6.3%
Fixed Income Clearing Corporation,
0.12% dated 3/28/13, due 4/1/13,
maturity value $1,202,016 (collateralized
by obligations of various U.S. Government
Agencies, due 7/25/13, valued at $1,229,385)
(Cost $1,202,000)		1,202,000

TOTAL INVESTMENTS – 100.5%
(Cost $18,717,929)		19,288,684

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.5)%		(100,591)

NET ASSETS – 100.0%		$19,188,093

SCHEDULES OF INVESTMENTS
ROYCE GLOBAL VALUE FUND
MARCH 31, 2013 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.0%

Australia – 1.1%
Medusa Mining	700,000	$3,133,863

Total		3,133,863

Austria – 5.9%
Mayr-Melnhof Karton	75,000	8,213,139
Semperit AG Holding	221,844	8,559,564

Total		16,772,703

Belgium – 2.4%
GIMV	47,950	2,396,510
Sipef	53,800	4,357,119

Total		6,753,629

Brazil – 2.9%
Brasil Brokers Participacoes	1,400,000	4,988,247
Eternit	750,000	3,306,940

Total		8,295,187

Canada – 10.1%
B2Gold Corporation [2]	959,410	2,918,322
Major Drilling Group International	464,500	4,138,136
Pan American Silver	300,000	4,914,000
Pason Systems	400,000	6,977,408
Sprott	954,000	3,286,903
Trican Well Service	460,000	6,747,059

Total		28,981,828

China – 2.2%
Daphne International Holdings	2,000,000	2,512,061
E-House China Holdings ADR	800,000	3,720,000

Total		6,232,061

Denmark – 1.5%
SimCorp	16,600	4,452,239

Total		4,452,239

France – 1.3%
Societe Internationale de Plantations d’Heveas	44,900	3,736,477

Total		3,736,477

Germany – 1.9%
Carl Zeiss Meditec	100,000	3,161,685
Pfeiffer Vacuum Technology	20,000	2,206,065

Total		5,367,750

Hong Kong – 3.8%
Asian Citrus Holdings	3,500,000	1,803,531
Luk Fook Holdings (International) [1]	1,400,000	4,490,792
Value Partners Group	7,000,000	4,535,881

Total		10,830,204

India – 2.7%
Graphite India	2,650,000	3,876,265
Maharashtra Seamless	900,000	3,725,851

Total		7,602,116

Italy – 2.2%
Recordati	694,990	6,289,567

Total		6,289,567

Japan – 12.5%
EPS Corporation	3,500	5,194,136
FamilyMart	180,000	8,212,673
MISUMI Group	137,000	3,775,195
Moshi Moshi Hotline	300,000	4,267,276
Nihon M&A Center	105,000	4,623,413
Santen Pharmaceutical	100,000	4,626,335
USS	43,000	4,933,340

Total		35,632,368

Mexico – 2.7%
Grupo SIMEC Ser. B [2]	575,000	2,732,675
Industrias Bachoco ADR	155,000	4,977,050

Total		7,709,725

Norway – 2.9%
Ekornes	260,000	4,184,394
TGS-NOPEC Geophysical	106,500	4,011,471

Total		8,195,865

South Africa – 4.9%
Adcock Ingram Holdings	600,000	3,953,541
Lewis Group	737,500	5,183,586
Raubex Group	2,350,000	4,983,524

Total		14,120,651

South Korea – 1.6%
MegaStudy	72,500	4,639,583

Total		4,639,583

Sweden – 1.7%
Autoliv	71,400	4,936,596

Total		4,936,596

Switzerland – 2.7%
Burckhardt Compression Holding	9,100	3,405,430
Partners Group Holding	18,000	4,442,642

Total		7,848,072

Turkey – 1.2%
Mardin Cimento Sanayii	1,121,145	3,321,360

Total		3,321,360

United Kingdom – 9.2%
Ashmore Group	1,400,000	7,445,304
Domino Printing Sciences	414,500	4,024,498
Hochschild Mining	950,000	3,953,684
Jupiter Fund Management	1,000,000	4,977,717
Spirax-Sarco Engineering	75,000	3,062,071
Victrex	115,000	2,900,630

Total		26,363,904

United States – 18.6%
ADTRAN	120,000	2,358,000
Allied Nevada Gold [2]	189,500	3,119,170
Cubic Corporation	69,500	2,969,040
Dolby Laboratories Cl. A	142,700	4,789,012
Helmerich & Payne	135,500	8,224,850
Kennametal	136,600	5,332,864
Lincoln Electric Holdings	110,800	6,003,144
Myriad Genetics [2]	183,000	4,648,200
Teradyne [2]	310,000	5,028,200
Veeco Instruments [2]	105,000	4,024,650
Western Digital	134,500	6,762,660

Total		53,259,790

TOTAL COMMON STOCKS
(Cost $303,664,837)		274,475,538

REPURCHASE AGREEMENT – 4.1%
Fixed Income Clearing Corporation,
0.12% dated 3/28/13, due 4/1/13,
maturity value $11,621,155 (collateralized
by obligations of various U.S. Government
Agencies, due 7/25/13, valued at $11,854,070)
(Cost $11,621,000)		11,621,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.7%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $2,106,253)		2,106,253

TOTAL INVESTMENTS – 100.8%
(Cost $317,392,090)		288,202,791

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.8)%		(2,293,952)

NET ASSETS – 100.0%		$285,908,839

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL SMALLER-COMPANIES FUND
MARCH 31, 2013 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.6%

Australia – 1.1%
Medusa Mining	30,000	$134,308
Regis Resources [2]	40,000	173,248

Total		307,556

Austria – 2.3%
Mayr-Melnhof Karton	2,500	273,771
Semperit AG Holding	9,000	347,254

Total		621,025

Belgium – 1.7%
GIMV	3,950	197,418
Sipef	1,600	129,580
Van de Velde	3,000	131,710

Total		458,708

Brazil – 2.8%
Brasil Brokers Participacoes	70,000	249,413
Eternit	40,000	176,370
Fleury	14,000	132,327
Grendene	20,000	212,693

Total		770,803

Canada – 4.3%
B2Gold Corporation [2]	45,000	136,880
Ensign Energy Services	8,000	136,398
Gluskin Sheff + Associates	8,000	142,935
Major Drilling Group International	20,000	178,176
ShawCor	2,300	97,451
Sprott	60,000	206,723
Trican Well Service	17,500	256,682

Total		1,155,245

Cayman Islands – 0.9%
Greenlight Capital Re Cl. A [2]	10,000	244,500

Total		244,500

China – 2.5%
Anta Sports Products	175,000	149,468
Daphne International Holdings	175,000	219,805
Haitian International Holdings	100,000	155,619
Pacific Online	400,000	150,466

Total		675,358

Cyprus – 0.7%
Globaltrans Investment GDR	12,500	197,250

Total		197,250

Denmark – 1.8%
H. Lundbeck	12,000	220,961
SimCorp	950	254,797

Total		475,758

France – 9.3%
Altamir Amboise	17,500	205,032
Alten	5,100	202,007
Audika Groupe	17,500	205,032
Beneteau [2]	17,500	177,665
bioMerieux	1,900	179,181
Boiron	4,400	228,031
Ipsen	4,000	143,080
Manutan International	5,000	204,263
Parrot [2]	7,500	231,406
Societe Internationale de Plantations d’Heveas	2,500	208,044
Stallergenes	2,600	162,241
Vetoquinol	7,000	229,708
Virbac	585	134,754

Total		2,510,444

Germany – 5.2%
Carl Zeiss Meditec	8,000	252,935
Fuchs Petrolub	1,500	115,367
KWS Saat	535	190,650
Nemetschek	2,300	138,671
Pfeiffer Vacuum Technology	1,600	176,485
PUMA	615	191,960
Takkt	20,000	326,872

Total		1,392,940

Greece – 0.5%
JUMBO	20,000	142,542

Total		142,542

Hong Kong – 8.1%
Bosideng International Holdings	350,000	108,663
Luk Fook Holdings (International)	50,000	160,386
Media Chinese International	400,000	151,138
Midland Holdings	350,000	154,653
New World Department Store China	375,000	217,390
Pacific Textiles Holdings	221,000	238,009
Pico Far East Holdings	575,000	206,665
Stella International Holdings	60,000	180,095
Television Broadcasts	32,500	245,973
Texwinca Holdings	200,000	211,013
Value Partners Group	225,000	145,796
Xtep International Holdings	400,000	155,104

Total		2,174,885

India – 2.6%
AIA Engineering	30,000	173,901
Graphite India	125,000	182,843
Maharashtra Seamless	45,000	186,292
Unichem Laboratories	50,000	159,384

Total		702,420

Italy – 3.5%
De’Longhi	9,000	141,670
DiaSorin	8,000	279,956
Geox	70,000	194,893
Recordati	35,000	316,745

Total		933,264

Japan – 13.5%
Asahi Company	9,500	131,094
Benesse Holdings	4,100	174,218
BML	8,100	218,214
C. Uyemura & Co.	5,500	205,078
Dr.Ci:Labo	64	195,464
EPS Corporation	160	237,446
FamilyMart	7,000	319,382
Hisamitsu Pharmaceutical	3,400	183,481
Hogy Medical	2,000	107,718
Kakaku.com	7,000	176,087
Mandom Corporation	3,500	124,184
Megane TOP	11,500	159,547
Milbon	3,400	119,732
Miraial	7,500	133,691
MISUMI Group	8,000	220,449
Moshi Moshi Hotline	15,000	213,364
Nomura Research Institute	7,500	193,445
Santen Pharmaceutical	6,500	300,712
USS	2,000	229,458

Total		3,642,764

Luxembourg – 0.4%
Reinet Investments [2]	5,000	96,844

Total		96,844

Malaysia – 1.3%
Media Prima	250,000	196,997
Padini Holdings	250,000	153,399

Total		350,396

Mexico – 2.4%
Grupo Herdez	65,000	239,287
Grupo SIMEC Ser. B [2]	35,000	166,337
Industrias Bachoco ADR	7,500	240,825

Total		646,449

Netherlands – 0.7%
Beter Bed Holding	10,000	183,176

Total		183,176

Norway – 1.2%
Ekornes	10,000	160,938
TGS-NOPEC Geophysical	4,500	169,499

Total		330,437

Poland – 0.7%
Warsaw Stock Exchange	15,000	180,534

Total		180,534

Singapore – 1.7%
ARA Asset Management	68,090	105,400
Biosensors International Group [2]	104,000	109,421
ComfortDelGro Corporation	110,000	169,387
Yoma Strategic Holdings [2]	137,000	83,944

Total		468,152

South Africa – 3.5%
Adcock Ingram Holdings	35,000	230,623
ADvTECH	125,000	95,157
AVI	21,500	125,582
Lewis Group	40,000	281,144
Raubex Group	100,000	212,065

Total		944,571

South Korea – 2.7%
Green Cross	1,200	167,176
GS Home Shopping	1,000	175,625
Handsome Co.	6,500	169,423
MegaStudy	3,500	223,980

Total		736,204

Spain – 0.5%
Almirall	10,200	127,480

Total		127,480

Sweden – 1.0%
Lundin Petroleum [2]	12,500	270,465

Total		270,465

Switzerland – 8.8%
Bank Sarasin & Co. Cl. B [2]	3,000	85,168
Banque Privee Edmond de Rothschild	3	63,521
Burckhardt Compression Holding	600	224,534
Forbo Holding	180	117,560
Kaba Holding	450	175,155
Logitech International	22,000	153,340
Partners Group Holding	1,150	283,835
Sika	68	165,183
Straumann Holding	1,000	134,731
Sulzer	2,200	375,898
Vontobel Holding	4,200	133,614
VZ Holding	2,200	300,116
Zehnder Group	4,000	173,602

Total		2,386,257

Turkey – 1.1%
Koza Altin Isletmeleri	5,500	128,586
Mardin Cimento Sanayii	60,000	177,748

Total		306,334

United Kingdom – 9.8%
Ashmore Group	50,000	265,904
Clinigen Group	80,000	295,381
Consort Medical	11,300	133,581
Domino Printing Sciences	12,000	116,511
EnQuest [2]	85,000	185,464
Hikma Pharmaceuticals	7,500	117,833
Hochschild Mining	48,500	201,846
Homeserve	50,000	152,325
Jupiter Fund Management	35,000	174,220
Lancashire Holdings	9,200	113,090
Oxford Instruments	6,800	170,999
Photo-Me International	115,000	131,053
Rotork	3,500	154,437
Severfield-Rowen	333,333	112,693
Spirax-Sarco Engineering	4,000	163,310
Victrex	6,000	151,337

Total		2,639,984

TOTAL COMMON STOCKS
(Cost $23,325,757)		26,072,745

REPURCHASE AGREEMENT – 6.8%
Fixed Income Clearing Corporation,
0.12% dated 3/28/13, due 4/1/13,
maturity value $1,836,024 (collateralized
by obligations of various U.S. Government
Agencies, 0.875% due 2/28/17, valued at
$1,875,438)
(Cost $1,836,000)		1,836,000

TOTAL INVESTMENTS – 103.4%
(Cost $25,161,757)		27,908,745

LIABILITIES LESS CASH
AND OTHER ASSETS – (3.4)%		(922,726)

NET ASSETS – 100.0%		$26,986,019

SCHEDULES OF INVESTMENTS
ROYCE GLOBAL DIVIDEND VALUE FUND
MARCH 31, 2013 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 93.5%

Australia – 1.5%
Cochlear	300	$21,255
Imdex	26,800	34,181
Medusa Mining	9,000	40,292
Troy Resources	10,000	22,593

Total		118,321

Austria – 1.7%
Mayr-Melnhof Karton	800	87,607
Semperit AG Holding	1,300	50,159

Total		137,766

Belgium – 2.0%
EVS Broadcast Equipment	800	51,336
GIMV	700	34,985
Sipef	600	48,592
Van de Velde	600	26,342

Total		161,255

Bermuda – 0.9%
Lazard Cl. A	2,160	73,721

Total		73,721

Brazil – 1.8%
Brasil Brokers Participacoes	12,500	44,538
Eternit	10,000	44,093
Grendene	5,000	53,173

Total		141,804

Canada – 5.0%
Canadian Energy Services & Technology	1,200	14,648
Computer Modelling Group	1,900	39,446
E-L Financial	40	20,325
Gluskin Sheff + Associates	1,800	32,160
Major Drilling Group International	7,500	66,816
Pan American Silver	2,200	36,036
Pason Systems	1,500	26,165
ShawCor	450	19,067
Sprott	22,500	77,521
Stella-Jones	400	29,855
Trican Well Service	2,000	29,335

Total		391,374

Chile – 0.5%
Inversiones La Construccion	2,000	38,833

Total		38,833

China – 1.6%
Anta Sports Products	30,000	25,623
Daphne International Holdings	35,000	43,961
E-House China Holdings ADR	7,000	32,550
Pacific Online	60,000	22,570

Total		124,704

Cyprus – 0.6%
Globaltrans Investment GDR	3,000	47,340

Total		47,340

Denmark – 1.6%
H. Lundbeck	2,500	46,034
Pandora	1,300	35,761
SimCorp	175	46,936

Total		128,731

Finland – 1.7%
Marimekko	1,500	21,612
Nokian Renkaat	1,000	44,480
Ponsse	4,500	36,687
Vaisala Cl. A	1,200	30,241

Total		133,020

France – 4.2%
Alten	1,500	59,414
Audika Groupe	3,000	35,148
bioMerieux	300	28,292
Boiron	1,000	51,825
Manutan International	800	32,682
Piscines Desjoyaux	6,000	35,148
Societe Internationale de Plantations d’Heveas	750	62,413
Vetoquinol	800	26,253

Total		331,175

Germany – 3.9%
Carl Zeiss Meditec	1,075	33,988
Fielmann	400	36,917
Fuchs Petrolub	660	50,761
Nemetschek	700	42,204
Pfeiffer Vacuum Technology	430	47,431
Rational	140	42,056
Takkt	3,500	57,203

Total		310,560

Hong Kong – 8.0%
Arts Optical International Holdings	122,000	28,604
Dickson Concepts (International)	65,000	36,844
Goldlion Holdings	60,000	31,304
Le Saunda Holdings	72,000	22,539
Lung Kee (Bermuda) Holdings	76,000	31,624
Media Chinese International	110,000	41,563
Midland Holdings	90,000	39,768
New World Department Store China	65,000	37,681
Pacific Textiles Holdings	50,000	53,848
Pico Far East Holdings	130,000	46,724
Stella International Holdings	10,000	30,016
Television Broadcasts	5,000	37,842
Texwinca Holdings	50,000	52,753
Value Partners Group	50,000	32,399
VTech Holdings	3,000	36,657
Win Hanverky Holdings	276,000	33,066
Xtep International Holdings	105,000	40,715

Total		633,947

India – 0.5%
Graphite India	28,000	40,957

Total		40,957

Indonesia – 0.7%
Selamat Sempurna	200,000	52,483

Total		52,483

Italy – 2.1%
DiaSorin	1,000	34,995
Geox	17,000	47,331
Nice	12,000	39,840
Recordati	5,200	47,059

Total		169,225

Japan – 6.1%
BML	1,000	26,940
Dr.Ci:Labo	12	36,650
EPS Corporation	40	59,362
FamilyMart	1,600	73,002
Hogy Medical	450	24,236
Miraial	1,500	26,738
Moshi Moshi Hotline	4,000	56,897
Nihon M&A Center	1,000	44,033
Santen Pharmaceutical	1,000	46,263
TOTO	2,000	17,889
USS	600	68,837

Total		480,847

Jersey – 1.0%
Randgold Resources ADR	900	77,382

Total		77,382

Lebanon – 0.2%
BLOM Bank GDR	1,600	13,792

Total		13,792

Malaysia – 1.7%
CB Industrial Product Holding	54,000	43,772
Media Prima	65,000	51,219
Padini Holdings	65,000	39,884

Total		134,875

Mexico – 1.7%
Bolsa Mexicana de Valores	21,200	60,726
Grupo Herdez	10,000	36,814
Industrias Bachoco ADR	1,100	35,321

Total		132,861

Netherlands – 0.8%
Beter Bed Holding	2,200	40,299
Hunter Douglas	500	19,900

Total		60,199

Norway – 2.0%
Ekornes	4,200	67,594
Oslo Bors VPS Holding	3,400	30,270
TGS-NOPEC Geophysical	1,500	56,500

Total		154,364

Poland – 0.9%
Warsaw Stock Exchange	6,000	72,214

Total		72,214

Singapore – 3.0%
ARA Asset Management	39,050	60,447
Armstrong Industrial	90,000	21,768
Broadway Industrial Group	90,000	24,671
ComfortDelGro Corporation	30,000	46,197
CSE Global	68,000	47,422
SATS	6,600	16,176
Singapore Exchange	2,900	18,003

Total		234,684

South Africa – 5.0%
Adcock Ingram Holdings	9,800	64,574
ADvTECH	40,000	30,450
AVI	6,400	37,383
Cashbuild	2,400	32,677
Coronation Fund Managers	9,200	48,025
Gold Fields ADR	7,300	56,575
JSE	4,000	31,016
Lewis Group	4,500	31,629
Raubex Group	27,500	58,318

Total		390,647

South Korea – 1.5%
Bukwang Pharmaceutical	1,653	22,434
GS Home Shopping	200	35,125
MegaStudy	910	58,235

Total		115,794

Spain – 0.2%
Bolsas y Mercados Espanoles	600	14,736

Total		14,736

Sweden – 0.4%
Bjoern Borg	5,000	30,307

Total		30,307

Switzerland – 7.2%
Belimo Holding	15	34,605
Burckhardt Compression Holding	170	63,618
Inficon Holding	250	73,738
Kaba Holding	100	38,923
LEM Holding	54	33,505
Partners Group Holding	190	46,895
Sika	23	55,870
Straumann Holding	350	47,156
Sulzer	350	59,802
VZ Holding	500	68,208
Zehnder Group	1,000	43,400

Total		565,720

Thailand – 0.2%
Hana Microelectronics	18,000	15,520

Total		15,520

Turkey – 0.7%
Mardin Cimento Sanayii	19,500	57,768

Total		57,768

United Kingdom – 9.9%
Ashmore Group	9,500	50,522
Clarkson	3,500	82,696
Close Brothers Group	1,200	19,182
De La Rue	2,000	29,660
Diploma	3,500	29,808
Domino Printing Sciences	4,000	38,837
Ensco Cl. A	1,200	72,000
Fidessa Group	1,200	35,464
Hochschild Mining	7,500	31,213
Homeserve	10,000	30,465
Investec	5,000	34,871
Jupiter Fund Management	17,500	87,110
Lancashire Holdings	2,300	28,272
Latchways	1,500	24,672
Michael Page International	3,500	22,432
Photo-Me International	35,000	39,885
Rathbone Brothers	700	15,518
RIT Capital Partners	1,700	31,307
Severfield-Rowen	34,000	11,494
Spirax-Sarco Engineering	1,000	40,828
Victrex	1,000	25,223

Total		781,459

United States – 12.7%
Apollo Global Management LLC Cl. A	3,200	69,248
Cabot Corporation	1,300	44,460
Compass Minerals International	400	31,560
Dynamic Materials	1,800	31,320
Expeditors International of Washington	1,700	60,707
FLIR Systems	1,650	42,916
Gentex Corporation	2,300	46,023
Greif Cl. A	1,100	58,982
Harman International Industries	800	35,704
Hecla Mining	9,000	35,550
Invesco	2,900	83,984
ManpowerGroup	1,200	68,064
National Instruments	2,000	65,500
Schnitzer Steel Industries Cl. A	600	15,996
Sims Metal Management ADR	4,500	47,070
Tidewater	1,800	90,900
WaterFurnace Renewable Energy	3,800	60,600
Western Digital	1,400	70,392
Western Union	2,700	40,608

Total		999,584

TOTAL COMMON STOCKS
(Cost $7,278,512)		7,367,969

REPURCHASE AGREEMENT – 7.3%
Fixed Income Clearing Corporation,
0.12% dated 3/28/13, due 4/1/13,
maturity value $575,008 (collateralized
by obligations of various U.S. Government
Agencies, 0.875% due 2/28/17, valued at $587,975)
(Cost $575,000)		575,000

TOTAL INVESTMENTS – 100.8%
(Cost $7,853,512)		7,942,969

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.8)%		(63,050)

NET ASSETS – 100.0%		$7,879,919

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL MICRO-CAP FUND
MARCH 31, 2013 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 96.3%

Australia – 3.7%
Evolution Mining [2]	30,000	$45,758
Imdex	22,500	28,697
Kingsrose Mining	35,000	23,504
TFS Corporation [2]	90,000	50,600
Troy Resources	10,000	22,593

Total		171,152

Austria – 1.4%
Semperit AG Holding	1,700	65,592

Total		65,592

Belgium – 1.1%
EVS Broadcast Equipment	800	51,335

Total		51,335

Bermuda – 0.8%
Northern Offshore	20,000	35,441

Total		35,441

Brazil – 2.5%
Brasil Brokers Participacoes	17,500	62,353
Eternit	12,500	55,116

Total		117,469

Canada – 3.4%
Alexco Resource [2]	6,500	21,580
Goldgroup Mining [2]	41,000	9,889
IROC Energy Services	9,500	28,336
Major Drilling Group International	4,000	35,635
Sprott Resource	5,000	22,444
Total Energy Services	3,000	41,935

Total		159,819

China – 0.6%
Pacific Online	70,000	26,332
Qunxing Paper Holdings [6]	41,000	2,180

Total		28,512

Denmark – 1.1%
SimCorp	190	50,959

Total		50,959

Finland – 0.8%
Ponsse	4,500	36,687

Total		36,687

France – 10.8%
Altamir Amboise	4,500	52,722
Audika Groupe	4,500	52,722
Boiron	600	31,095
Foraco International	15,000	23,626
Manutan International	1,400	57,194
Neurones	4,500	51,338
Parrot [2]	1,700	52,452
Piscines Desjoyaux	3,500	20,503
Societe Internationale de Plantations d’Heveas	600	49,931
Stallergenes	1,000	62,401
Vetoquinol	1,500	49,223

Total		503,207

Germany – 4.7%
Bertrandt	200	23,330
Deutsche Beteiligungs	1,000	24,118
LPKF Laser & Electronics	1,500	36,042
Mobotix	700	14,325
Nemetschek	300	18,088
SMT Scharf	1,400	45,412
Takkt	3,500	57,203

Total		218,518

Greece – 0.4%
JUMBO	2,500	17,818

Total		17,818

Hong Kong – 10.2%
Arts Optical International Holdings	150,000	35,169
Dickson Concepts (International)	50,000	28,341
Embry Holdings	35,000	18,531
Fairwood Holdings	10,000	21,642
Goldlion Holdings	100,000	52,174
I.T	40,000	16,283
Le Saunda Holdings	84,000	26,296
Lung Kee (Bermuda) Holdings	100,000	41,610
Midland Holdings	110,000	48,605
Oriental Watch Holdings	65,000	21,185
Pico Far East Holdings	150,000	53,913
Tse Sui Luen Jewellery (International)	61,000	32,376
Win Hanverky Holdings	350,000	41,932
YGM Trading	12,000	34,628

Total		472,685

India – 4.3%
FAG Bearings India	1,700	45,980
Graphite India	35,000	51,196
Maharashtra Seamless	12,500	51,748
McLeod Russel India	3,500	22,668
Solar Industries India	1,500	28,399

Total		199,991

Indonesia – 0.6%
Selamat Sempurna	100,000	26,241

Total		26,241

Isle of Man – 0.7%
Geodrill [2]	27,500	32,756

Total		32,756

Italy – 2.6%
Geox	11,500	32,018
Interpump Group	2,500	19,548
Nice	10,000	33,200
Piquadro	20,000	36,251

Total		121,017

Japan – 10.6%
Asahi Company	3,500	48,298
BML	2,000	53,880
C. Uyemura & Co.	1,200	44,744
EPS Corporation	40	59,362
Gurunavi	4,500	57,173
Hogy Medical	400	21,544
Mandom Corporation	800	28,385
Megane TOP	2,000	27,747
Milbon	750	26,411
Miraial	2,000	35,651
Moshi Moshi Hotline	1,700	24,181
Nihon M&A Center	1,500	66,049

Total		493,425

Malaysia – 4.0%
CB Industrial Product Holding	55,000	44,582
Coastal Contracts	75,000	48,442
Kossan Rubber Industries	40,000	45,471
Padini Holdings	75,000	46,020

Total		184,515

Mexico – 0.4%
Medica Sur Ser. B	8,500	18,581

Total		18,581

Netherlands – 1.3%
Beter Bed Holding	3,200	58,616

Total		58,616

Norway – 1.0%
Ekornes	3,000	48,281

Total		48,281

Poland – 2.1%
Elektrobudowa	1,500	56,877
Warsaw Stock Exchange	3,500	42,125

Total		99,002

Singapore – 3.0%
Armstrong Industrial	100,000	24,187
CSE Global	85,000	59,278
Hour Glass (The)	20,000	29,830
Yoma Strategic Holdings [2]	40,000	24,509

Total		137,804

South Africa – 4.5%
ADvTECH	30,000	22,838
Bell Equipment [2]	5,000	11,903
Cashbuild	1,500	20,423
Holdsport	2,800	13,837
Merafe Resources [2]	500,000	39,694
MiX Telematics	55,000	22,131
Raubex Group	27,500	58,318
Village Main Reef	160,000	19,488

Total		208,632

South Korea – 2.8%
GS Home Shopping	200	35,125
Handsome Co.	1,400	36,491
MegaStudy	900	57,595

Total		129,211

Spain – 0.6%
Clinica Baviera	5,500	28,060

Total		28,060

Sri Lanka – 0.3%
Distilleries Company of Sri Lanka	12,500	16,469

Total		16,469

Sweden – 0.6%
Bjoern Borg	5,000	30,307

Total		30,307

Switzerland – 3.9%
Calida Holding	1,500	42,821
Inficon Holding	125	36,869
LEM Holding	30	18,614
VZ Holding	300	40,925
Zehnder Group	1,000	43,400

Total		182,629

Taiwan – 1.0%
Makalot Industrial	12,500	46,819

Total		46,819

Turkey – 1.0%
Mardin Cimento Sanayii	15,000	44,437

Total		44,437

United Arab Emirates – 0.7%
Aramex	52,000	31,712

Total		31,712

United Kingdom – 7.2%
Clarkson	2,700	63,794
Clinigen Group	15,000	55,384
Concentric	2,200	23,463
Diploma	3,500	29,808
Immunodiagnostic Systems Holdings	7,500	32,478
Latchways	3,000	49,344
Photo-Me International	22,000	25,071
Sepura	18,000	27,624
Severfield-Rowen	83,333	28,174

Total		335,140

United States – 1.6%
Century Casinos [2]	12,000	34,320
WaterFurnace Renewable Energy	2,600	41,463

Total		75,783

TOTAL COMMON STOCKS
(Cost $4,677,636)		4,478,622

REPURCHASE AGREEMENT – 3.6%
Fixed Income Clearing Corporation,
0.12% dated 3/28/13, due 4/1/13,
maturity value $165,002 (collateralized
by obligations of various U.S. Government
Agencies, 0.875% due 2/28/17, valued at $172,338)
(Cost $165,000)		165,000

TOTAL INVESTMENTS – 99.9%
(Cost $4,842,636)		4,643,622

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.1%		5,184

NET ASSETS – 100.0%		$4,648,806

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL PREMIER FUND
MARCH 31, 2013 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 96.4%

Austria – 5.2%
Mayr-Melnhof Karton	1,650	$180,689
Semperit AG Holding	4,700	181,343

Total		362,032

Belgium – 1.8%
EVS Broadcast Equipment	2,000	128,339

Total		128,339

China – 2.1%
Daphne International Holdings	120,000	150,724

Total		150,724

Finland – 3.1%
Nokian Renkaat	3,500	155,681
Vacon	900	60,567

Total		216,248

France – 8.1%
bioMerieux	1,400	132,028
Stallergenes	3,000	187,202
Vetoquinol	3,205	105,173
Virbac	600	138,209

Total		562,612

Germany – 9.8%
Carl Zeiss Meditec	4,000	126,467
Fielmann	1,200	110,752
Fuchs Petrolub	1,400	107,676
KWS Saat	375	133,633
Pfeiffer Vacuum Technology	800	88,242
Rational	400	120,161

Total		686,931

Hong Kong – 4.5%
Media Chinese International	390,000	147,360
Stella International Holdings	55,000	165,087

Total		312,447

Italy – 4.3%
DiaSorin	4,700	164,474
Recordati	14,700	133,033

Total		297,507

Japan – 12.4%
FamilyMart	4,000	182,504
Kakaku.com	7,000	176,088
M3	50	97,360
MISUMI Group	6,000	165,337
Santen Pharmaceutical	3,000	138,790
USS	900	103,256

Total		863,335

Malaysia – 2.1%
Media Prima	185,000	145,777

Total		145,777

Norway – 2.1%
Ekornes	9,000	144,844

Total		144,844

South Africa – 3.0%
Lewis Group	30,000	210,858

Total		210,858

South Korea – 4.6%
Green Cross	1,100	153,245
MegaStudy	2,600	166,385

Total		319,630

Switzerland – 14.5%
Belimo Holding	60	138,418
Burckhardt Compression Holding	350	130,978
Geberit	330	81,240
Kaba Holding	300	116,770
LEM Holding	120	74,455
Partners Group Holding	700	172,770
Straumann Holding	1,200	161,677
VZ Holding	1,000	136,416

Total		1,012,724

United Kingdom – 18.8%
Abcam	17,500	118,992
Ashmore Group	27,500	146,247
Aveva Group	3,000	103,201
Consort Medical	6,100	72,110
Domino Printing Sciences	18,500	179,622
Lancashire Holdings	4,700	57,774
Latchways	8,500	139,809
Oxford Instruments	4,500	113,161
Rotork	3,000	132,374
Spirax-Sarco Engineering	3,000	122,483
Victrex	5,000	126,114

Total		1,311,887

TOTAL COMMON STOCKS
(Cost $6,191,675)		6,725,895

REPURCHASE AGREEMENT – 5.3%
Fixed Income Clearing Corporation,
0.12% dated 3/28/13, due 4/1/13,
maturity value $370,005 (collateralized
by obligations of various U.S. Government
Agencies, 0.875% due 2/28/17, valued at $380,156)
(Cost $370,000)		370,000

TOTAL INVESTMENTS – 101.7%
(Cost $6,561,675)		7,095,895

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.7)%		(120,897)

NET ASSETS – 100.0%		$6,974,998

SCHEDULES OF INVESTMENTS
ROYCE SELECT FUND I
MARCH 31, 2013 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 92.2%

Consumer Discretionary – 6.6%
Auto Components - 2.0%
Drew Industries	14,596	$529,981
Gentex Corporation	24,400	488,244

		1,018,225

Automobiles - 1.2%
Thor Industries	15,700	577,603

Diversified Consumer Services - 0.6%
Sotheby’s	8,592	321,427

Specialty Retail - 1.8%
Ascena Retail Group [2]	49,200	912,660

Textiles, Apparel & Luxury Goods - 1.0%
Columbia Sportswear	8,221	475,831

Total		3,305,746

Consumer Staples – 1.1%
Food Products - 1.1%
Cal-Maine Foods	12,978	552,344

Total		552,344

Energy – 13.7%
Energy Equipment & Services - 13.7%
CARBO Ceramics	3,200	291,424
Helmerich & Payne	25,400	1,541,780
Oil States International [2]	17,600	1,435,632
Pason Systems	45,400	791,936
ShawCor	16,300	690,631
Superior Energy Services [2]	28,600	742,742
Trican Well Service	38,900	570,567
Unit Corporation [2]	17,150	781,182

Total		6,845,894

Financials – 7.3%
Capital Markets - 4.7%
Federated Investors Cl. B	35,100	830,817
Lazard Cl. A	24,500	836,185
SEI Investments	22,200	640,470

		2,307,472

Insurance - 2.6%
Alleghany Corporation [2]	3,305	1,308,516

Total		3,615,988

Health Care – 3.3%
Health Care Providers & Services - 0.7%
VCA Antech [2]	13,810	324,397

Life Sciences Tools & Services - 2.6%
Bio-Rad Laboratories Cl. A [2]	8,200	1,033,200
Techne Corporation	4,100	278,185

		1,311,385

Total		1,635,782

Industrials – 22.2%
Aerospace & Defense - 2.0%
Cubic Corporation	12,800	546,816
Teledyne Technologies [2]	5,828	457,148

		1,003,964

Building Products - 0.9%
Apogee Enterprises	15,599	451,591

Commercial Services & Supplies - 2.5%
Tetra Tech [2]	41,000	1,250,090

Electrical Equipment - 5.6%
AZZ	19,510	940,382
Global Power Equipment Group	40,218	708,641
GrafTech International [2]	149,059	1,144,773

		2,793,796

Machinery - 6.6%
Astec Industries	8,334	291,107
Gardner Denver	1,700	127,687
Kennametal	21,100	823,744
Lincoln Electric Holdings	6,750	365,715
Timken Company (The)	9,200	520,536
Valmont Industries	4,900	770,623
Wabtec Corporation	3,784	386,384

		3,285,796

Professional Services - 3.4%
CRA International [2]	24,279	543,121
Robert Half International	13,728	515,212
Towers Watson & Company Cl. A	4,000	277,280
TrueBlue [2]	16,487	348,535

		1,684,148

Trading Companies & Distributors - 1.2%
MSC Industrial Direct Cl. A	6,852	587,765

Total		11,057,150

Information Technology – 22.2%
Communications Equipment - 1.7%
ADTRAN	42,600	837,090

Electronic Equipment, Instruments & Components - 7.1%
Coherent	4,281	242,904
Dolby Laboratories Cl. A	24,200	812,152
FARO Technologies [2]	16,900	733,291
FEI Company	4,252	274,466
IPG Photonics	9,490	630,231
Rofin-Sinar Technologies [2]	31,064	841,524

		3,534,568

IT Services - 1.2%
Sykes Enterprises [2]	38,700	617,652

Office Electronics - 0.9%
Zebra Technologies Cl. A [2]	9,900	466,587

Semiconductors & Semiconductor Equipment - 11.3%
Aixtron ADR	33,607	492,679
ATMI [2]	46,500	1,042,995
Cabot Microelectronics [2]	15,091	524,412
Integrated Silicon Solution [2]	78,000	715,260
MKS Instruments	26,800	728,960
Nanometrics [2]	60,500	873,015
Teradyne [2]	42,500	689,350
Veeco Instruments [2]	14,100	540,453

		5,607,124

Total		11,063,021

Materials – 10.9%
Chemicals - 4.9%
Intrepid Potash	46,658	875,304
KMG Chemicals	9,356	181,881
LSB Industries [2]	18,051	627,814
Minerals Technologies	18,840	782,048

		2,467,047

Metals & Mining - 6.0%
Major Drilling Group International	90,400	805,355
Reliance Steel & Aluminum	23,200	1,651,144
Sims Metal Management ADR	49,370	516,410

		2,972,909

Total		5,439,956

Miscellaneous [5] – 4.9%
Total		2,429,002

TOTAL COMMON STOCKS
(Cost $37,169,017)		45,944,883

REPURCHASE AGREEMENT – 8.9%
Fixed Income Clearing Corporation,
0.12% dated 3/28/13, due 4/1/13,
maturity value $4,458,059 (collateralized
by obligations of various U.S. Government
Agencies, due 9/12/13, valued at $4,547,725)
(Cost $4,458,000)		4,458,000

TOTAL INVESTMENTS – 101.1%
(Cost $41,627,017)		50,402,883

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.1)%		(557,819)

NET ASSETS – 100.0%		$49,845,064

SCHEDULES OF INVESTMENTS
ROYCE SELECT FUND II
MARCH 31, 2013 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 91.5%

Consumer Discretionary – 10.6%
Auto Components - 1.7%
Drew Industries [7]	701	$25,453
Minth Group	25,800	37,956

		63,409

Internet & Catalog Retail - 1.1%
CafePress [2]	7,200	43,272

Media - 1.2%
IMAX Corporation [2]	1,700	45,441

Multiline Retail - 0.5%
New World Department Store China	30,000	17,391

Specialty Retail - 4.3%
Beter Bed Holding	2,700	49,458
Destination Maternity	1,600	37,440
Signet Jewelers [7]	900	60,300
Stage Stores	700	18,116

		165,314

Textiles, Apparel & Luxury Goods - 1.8%
Daphne International Holdings	19,000	23,865
Stella International Holdings	8,100	24,313
Texwinca Holdings	20,000	21,101

		69,279

Total		404,106

Consumer Staples – 4.2%
Food & Staples Retailing - 1.1%
FamilyMart	900	41,063

Food Products - 3.1%
Amira Nature Foods [2]	6,000	47,520
First Resources	48,500	71,557

		119,077

Total		160,140

Energy – 6.2%
Energy Equipment & Services - 6.2%
Helmerich & Payne [7]	1,690	102,583
RPC [7]	3,100	47,027
TGS-NOPEC Geophysical	900	33,900
Total Energy Services	3,800	53,118

Total		236,628

Financials – 7.8%
Capital Markets - 5.3%
Ashmore Group	5,700	30,313
Federated Investors Cl. B [7]	2,900	68,643
Lazard Cl. A	600	20,478
Sprott	13,100	45,135
Value Partners Group	54,800	35,509

		200,078

Real Estate Management & Development - 2.5%
E-House China Holdings ADR [7]	7,700	35,805
Midland Holdings	134,900	59,608

		95,413

Total		295,491

Health Care – 4.8%
Health Care Equipment & Supplies - 3.5%
Analogic Corporation [7]	800	63,216
Invacare Corporation	2,700	35,235
Kossan Rubber Industries	32,635	37,098

		135,549

Pharmaceuticals - 1.3%
Hi-Tech Pharmacal	1,461	48,374

Total		183,923

Industrials – 15.3%
Aerospace & Defense - 2.2%
AeroVironment [2]	1,400	25,382
Astronics Corporation [2,7]	1,930	57,553

		82,935

Building Products - 1.2%
WaterFurnace Renewable Energy	2,800	44,652

Commercial Services & Supplies - 0.9%
Team [2,7]	844	34,663

Construction & Engineering - 2.1%
Layne Christensen [2]	1,900	40,622
Raubex Group	18,600	39,444

		80,066

Electrical Equipment - 1.0%
Global Power Equipment Group	2,100	37,002

Machinery - 5.1%
Flow International [2]	11,992	46,889
Sarin Technologies	54,400	61,840
Semperit AG Holding	1,000	38,584
Sun Hydraulics [7]	1,500	48,765

		196,078

Marine - 1.2%
Clarkson	1,900	44,892

Professional Services - 1.6%
Acacia Research-Acacia Technologies [2]	2,100	63,357

Total		583,645

Information Technology – 29.6%
Communications Equipment - 3.9%
Oplink Communications [2]	2,382	39,065
Plantronics	1,000	44,190
Polycom [2]	5,800	64,264

		147,519

Computers & Peripherals - 3.3%
Logitech International	9,800	68,306
Super Micro Computer [2]	2,600	29,354
Western Digital	600	30,168

		127,828

Electronic Equipment, Instruments & Components - 3.3%
DTS [2,7]	2,113	35,139
Hollysys Automation Technologies [2]	3,000	36,570
IPG Photonics	400	26,564
Vishay Intertechnology [2]	2,100	28,581

		126,854

Internet Software & Services - 4.3%
Bankrate [2,7]	7,874	94,015
Stamps.com [2]	1,500	37,455
ValueClick [2,7]	1,105	32,653

		164,123

IT Services - 5.2%
Computer Task Group [7]	2,700	57,753
CSE Global	87,100	60,742
Total System Services [7]	3,200	79,296

		197,791

Semiconductors & Semiconductor Equipment - 7.3%
Kulicke & Soffa Industries [2]	4,600	53,176
MKS Instruments	988	26,874
Photronics [2,7]	8,640	57,715
RDA Microelectronics ADR	3,800	35,150
Silicon Motion Technology ADR	2,600	30,420
Teradyne [2,7]	4,550	73,801

		277,136

Software - 2.3%
Actuate Corporation [2,7]	6,700	40,200
American Software Cl. A [7]	5,664	47,125

		87,325

Total		1,128,576

Materials – 8.8%
Chemicals - 4.0%
Innophos Holdings	900	49,104
Minerals Technologies	1,500	62,265
Societe Internationale de Plantations d’Heveas	500	41,609

		152,978

Metals & Mining - 4.8%
Haynes International	799	44,185
Hochschild Mining	3,700	15,398
Horsehead Holding Corporation [2]	3,800	41,344
Market Vectors Junior Gold Miners ETF [7]	3,200	53,568
Pan American Silver	1,700	27,846

		182,341

Total		335,319

Miscellaneous [5] – 4.2%
Total		158,704

TOTAL COMMON STOCKS
(Cost $3,171,024)		3,486,532

REPURCHASE AGREEMENT – 14.4%
Fixed Income Clearing Corporation,
0.12% dated 3/28/13, due 4/1/13,
maturity value $550,007 (collateralized
by obligations of various U.S. Government
Agencies, 0.875% due 2/28/17, valued at $562,631)
(Cost $550,000)		550,000

TOTAL INVESTMENTS – 105.9%
(Cost $3,721,024)		4,036,532

LIABILITIES LESS CASH
AND OTHER ASSETS – (5.9)%		(223,445)

NET ASSETS – 100.0%		$3,813,087

SECURITIES SOLD SHORT
COMMON STOCKS – 11.6%
Diversified Investment Companies – 10.5%
Closed-End Funds - 0.5%
Morgan Stanley China A Share Fund	800	$18,888

Exchange Traded Funds - 10.0%
Direxion Daily Small Cap Bull 3X Shares	700	62,272
iShares FTSE China 25 Index Fund	1,200	44,280
iShares MSCI Hong Kong Index Fund	1,000	19,840
NEXT FUNDS Nikkei 225 Leveraged Index ETF	1,100	84,368
ProShares Ultra MSCI Japan	500	36,750
ProShares UltraShort MSCI Emerging Markets	1,800	40,482
ProShares UltraShort QQQ	1,000	25,900
VelocityShares Daily Inverse VIX Short Term ETN	2,900	67,599

		381,491

Total		400,379

Financials – 0.8%
Commercial Banks - 0.8%
Direxion Daily Financial Bear 3X Shares	2,800	29,372

Total		29,372

Information Technology – 0.3%
Internet Software & Services - 0.3%
Rackspace Hosting	250	12,620

Total		12,620

FIXED INCOME – 0.8%
Government Bonds – 0.8%
iShares Barclays 20+ Year Treasury Bond Fund	250	29,440

Total		29,440

TOTAL SECURITIES SOLD SHORT
(Proceeds $473,469)		$471,811

SCHEDULES OF INVESTMENTS
ROYCE GLOBAL SELECT LONG/SHORT FUND
MARCH 31, 2013 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 89.9%

Australia – 1.2%
Medusa Mining [7]	55,000	$246,232

Total		246,232

Austria – 5.8%
Mayr-Melnhof Karton [7]	5,000	547,543
Semperit AG Holding [7]	16,000	617,339

Total		1,164,882

Belgium – 1.6%
Sipef	4,000	323,949

Total		323,949

Brazil – 3.4%
Brasil Brokers Participacoes	110,000	391,934
Eternit	65,000	286,601

Total		678,535

China – 2.3%
Daphne International Holdings	200,000	251,206
E-House China Holdings ADR [7]	43,314	201,410

Total		452,616

Denmark – 1.6%
SimCorp [7]	1,230	329,895

Total		329,895

Finland – 1.8%
Nokian Renkaat [7]	8,000	355,842

Total		355,842

France – 1.5%
Societe Internationale de Plantations d’Heveas	3,500	291,262

Total		291,262

Germany – 4.1%
Carl Zeiss Meditec [7]	7,000	221,318
Fuchs Petrolub [7]	2,000	153,822
KWS Saat [7]	800	285,084
Pfeiffer Vacuum Technology [7]	1,400	154,424

Total		814,648

Hong Kong – 5.0%
Luk Fook Holdings (International)	90,000	288,694
Media Chinese International	1,050,000	396,738
Value Partners Group	475,000	307,792

Total		993,224

India – 3.9%
Graphite India	200,000	292,549
Maharashtra Seamless	65,000	269,089
McLeod Russel India	35,000	226,679

Total		788,317

Italy – 2.3%
Recordati [7]	50,000	452,493

Total		452,493

Japan – 12.5%
EPS Corporation [7]	260	385,850
FamilyMart [7]	12,000	547,512
MISUMI Group [7]	10,000	275,562
Moshi Moshi Hotline [7]	20,500	291,597
Nihon M&A Center [7]	7,500	330,244
Santen Pharmaceutical [7]	7,000	323,843
USS	3,000	344,186

Total		2,498,794

Jersey – 0.9%
Randgold Resources ADR [7]	2,000	171,960

Total		171,960

Mexico – 4.8%
Fresnillo [7]	15,000	309,056
Grupo SIMEC Ser. B [2]	65,000	308,911
Industrias Bachoco ADR [7]	10,800	346,788

Total		964,755

Norway – 2.9%
Ekornes	22,500	362,111
TGS-NOPEC Geophysical	6,000	225,998

Total		588,109

South Africa – 5.3%
Adcock Ingram Holdings [7]	50,000	329,462
Lewis Group [7]	55,000	386,572
Raubex Group	165,000	349,907

Total		1,065,941

South Korea – 1.9%
MegaStudy	6,000	383,966

Total		383,966

Switzerland – 3.2%
Burckhardt Compression Holding [7]	800	299,379
Partners Group Holding [7]	1,410	348,007

Total		647,386

Turkey – 2.1%
Koza Altin Isletmeleri [7]	5,000	116,896
Mardin Cimento Sanayii	100,000	296,247

Total		413,143

United Kingdom – 10.9%
Ashmore Group [7]	85,000	452,036
Domino Printing Sciences [7]	43,000	417,499
EnQuest [2]	160,000	349,109
Hochschild Mining [7]	70,000	291,324
Jupiter Fund Management [7]	75,000	373,329
Spirax-Sarco Engineering [7]	7,000	285,794

Total		2,169,091

United States – 10.9%
Cubic Corporation	4,500	192,240
Dolby Laboratories Cl. A [7]	11,000	369,160
GrafTech International [2,7]	30,000	230,400
Guess? [7]	10,000	248,300
Helmerich & Payne [7]	8,500	515,950
Kennametal [7]	9,000	351,360
Myriad Genetics [2]	10,500	266,700

Total		2,174,110

TOTAL COMMON STOCKS
(Cost $16,645,670)		17,969,150

REPURCHASE AGREEMENT – 26.4%
Fixed Income Clearing Corporation,
0.12% dated 3/28/13, due 4/1/13,
maturity value $5,279,070 (collateralized
by obligations of various U.S. Government
Agencies, 0.875% due 2/28/17, valued at
$5,388,081)
(Cost $5,279,000)		5,279,000

TOTAL INVESTMENTS – 116.3%
(Cost $21,924,670)		23,248,150

LIABILITIES LESS CASH
AND OTHER ASSETS – (16.3)%		(3,262,950)

NET ASSETS – 100.0%		$19,985,200

SECURITIES SOLD SHORT
COMMON STOCKS – 30.5%
Argentina – 0.5%
MercadoLibre	1,000	$96,560

Total		96,560

Canada – 1.7%
iShares MSCI Canada Index Fund	11,600	330,716

Total		330,716

Cayman Islands – 0.4%
Herbalife	2,000	74,900

Total		74,900

China – 2.0%
iShares FTSE China 25 Index Fund	10,500	387,450

Total		387,450

Finland – 0.8%
Orion Cl. B	6,000	157,591

Total		157,591

Germany – 0.4%
Deutsche Bank	2,000	78,240

Total		78,240

Hong Kong – 0.8%
Focus Media Holding ADR	6,000	160,860

Total		160,860

India – 0.6%
Direxion Daily India Bull 3X Shares	6,500	120,380

Total		120,380

Japan – 4.9%
Fast Retailing	600	190,768
iShares MSCI Japan Index Fund	42,500	459,000
NEXT FUNDS Nikkei 225 Leveraged Index ETF	4,500	345,143

Total		994,911

Switzerland – 0.4%
Compagnie Financiere Richemont Cl. A	1,000	78,479

Total		78,479

United States – 16.1%
Brunswick Corporation	4,000	136,880
Coca-Cola Company (The)	5,000	202,200
Conn’s	3,500	125,650
Delta Air Lines	7,700	127,127
Deluxe Corporation	8,500	351,900
Direxion Daily Energy Bull 3X Shares	5,700	378,195
Haverty Furniture	5,000	102,800
Monster Beverage	5,000	238,700
NCR Corporation	6,000	165,360
ProShares Ultra Basic Materials	6,000	226,680
ProShares Ultra Health Care	3,000	336,990
Simon Property Group	800	126,848
Tempur-Pedic International	1,800	89,334
Terex Corporation	5,000	172,100
Toll Brothers	5,000	171,200
United Rentals	5,000	274,850

Total		3,226,814

Non-Country Specific – 1.9%
Direxion Daily Emerging Markets Bull 3X Shares	4,000	386,280

Total		386,280

TOTAL SECURITIES SOLD SHORT
(Proceeds $5,017,443)		$6,093,181

SCHEDULES OF INVESTMENTS
ROYCE ENTERPRISE SELECT FUND
MARCH 31, 2013 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 81.1%

Consumer Discretionary – 12.5%
Automobiles - 1.4%
Thor Industries	540	$19,867

Distributors - 1.5%
Genuine Parts	280	21,840

Household Durables - 0.4%
Garmin	100	3,304
Mohawk Industries [2]	20	2,262

		5,566

Leisure Equipment & Products - 0.6%
Arctic Cat [2]	200	8,740

Media - 0.0%
IMAX Corporation [2]	30	802

Multiline Retail - 3.9%
Dollar Tree [2]	1,150	55,694

Specialty Retail - 3.1%
Advance Auto Parts	400	33,060
Signet Jewelers	160	10,720

		43,780

Textiles, Apparel & Luxury Goods - 1.6%
Wolverine World Wide	500	22,185

Total		178,474

Energy – 2.8%
Energy Equipment & Services - 2.8%
C&J Energy Services [2]	100	2,290
CARBO Ceramics	120	10,928
Helmerich & Payne	200	12,140
SEACOR Holdings	200	14,736

Total		40,094

Financials – 16.0%
Capital Markets - 3.7%
Affiliated Managers Group [2]	90	13,821
Artisan Partners Asset Management [2]	500	19,725
Federated Investors Cl. B	800	18,936

		52,482

Diversified Financial Services - 4.3%
Leucadia National	1,050	28,802
Moody’s Corporation	600	31,992

		60,794

Insurance - 5.0%
Alleghany Corporation [2]	146	57,804
Berkley (W.R.)	320	14,199

		72,003

Real Estate Management & Development - 3.0%
Jones Lang LaSalle	350	34,793
Kennedy-Wilson Holdings	513	7,957

		42,750

Total		228,029

Health Care – 5.8%
Biotechnology - 0.9%
Myriad Genetics [2]	500	12,700

Health Care Equipment & Supplies - 1.7%
Analogic Corporation	200	15,804
C.R. Bard	80	8,062

		23,866

Health Care Providers & Services - 2.9%
Schein (Henry) [2,7]	440	40,722

Life Sciences Tools & Services - 0.3%
Bio-Rad Laboratories Cl. A [2]	40	5,040

Total		82,328

Industrials – 19.9%
Air Freight & Logistics - 1.3%
Expeditors International of Washington	520	18,569

Commercial Services & Supplies - 3.0%
Cintas Corporation	500	22,065
UniFirst Corporation	230	20,815

		42,880

Construction & Engineering - 3.0%
Jacobs Engineering Group [2]	750	42,180

Machinery - 6.1%
AGCO Corporation	200	10,424
Crane Company	360	20,109
Kennametal	190	7,418
Standex International	50	2,761
Valmont Industries	230	36,172
Wabtec Corporation	100	10,211

		87,095

Marine - 1.5%
Kirby Corporation [2]	275	21,120

Professional Services - 5.0%
Equifax	300	17,277
ManpowerGroup	280	15,882
Towers Watson & Company Cl. A	550	38,126

		71,285

Total		283,129

Information Technology – 13.4%
Communications Equipment - 1.0%
Plantronics	310	13,699

Computers & Peripherals - 1.4%
Western Digital	400	20,112

Electronic Equipment, Instruments & Components - 3.9%
AVX Corporation	1,703	20,265
FLIR Systems	900	23,409
Rogers Corporation [2]	240	11,429

		55,103

IT Services - 1.2%
Fiserv [2]	200	17,566

Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices	620	28,824
Teradyne [2]	210	3,406

		32,230

Software - 3.6%
MICROS Systems [2]	850	38,684
Rovi Corporation [2]	600	12,846

		51,530

Total		190,240

Materials – 5.9%
Chemicals - 2.4%
Cabot Corporation	230	7,866
Innospec	226	10,007
Sigma-Aldrich Corporation	206	16,002

		33,875

Metals & Mining - 3.1%
Globe Specialty Metals	500	6,960
Reliance Steel & Aluminum	530	37,720

		44,680

Paper & Forest Products - 0.4%
Stella-Jones	70	5,225

Total		83,780

Utilities – 4.0%
Gas Utilities - 4.0%
UGI Corporation [7]	1,500	57,585

Total		57,585

Miscellaneous [5] – 0.8%
Total		11,430

TOTAL COMMON STOCKS
(Cost $990,794)		1,155,089

REPURCHASE AGREEMENT – 20.0%
Fixed Income Clearing Corporation,
0.12% dated 3/28/13, due 4/1/13,
maturity value $285,004 (collateralized
by obligations of various U.S. Government
Agencies, due 7/25/13, valued at $294,853)
(Cost $285,000)		285,000

TOTAL INVESTMENTS – 101.1%
(Cost $1,275,794)		1,440,089

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.1)%		(16,212)

NET ASSETS – 100.0%		$1,423,877

SCHEDULES OF INVESTMENTS
ROYCE OPPORTUNITY SELECT FUND
MARCH 31, 2013 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 100.8%

Consumer Discretionary – 12.2%
Hotels, Restaurants & Leisure - 2.6%
Jamba [2]	15,000	$42,750
Orient-Express Hotels Cl. A [2]	8,000	78,880

		121,630

Household Durables - 1.5%
Furniture Brands International [2]	18,000	18,000
Hovnanian Enterprises Cl. A [2]	9,000	51,930

		69,930

Internet & Catalog Retail - 0.8%
Vitacost.com [2]	5,000	36,150

Leisure Equipment & Products - 0.3%
Callaway Golf [7]	2,500	16,550

Media - 1.9%
Acquity Group ADR [2]	14,500	92,075

Specialty Retail - 1.4%
Zumiez [2]	3,000	68,700

Textiles, Apparel & Luxury Goods - 3.7%
Delta Apparel [2,7]	2,500	41,175
Jones Group (The)	6,000	76,320
Quiksilver [2]	10,000	60,700

		178,195

Total		583,230

Energy – 11.5%
Energy Equipment & Services - 6.7%
Hercules Offshore [2]	12,500	92,750
Key Energy Services [2]	7,000	56,560
Natural Gas Services Group [2]	1,200	23,112
Newpark Resources [2]	5,500	51,040
Patterson-UTI Energy	4,000	95,360

		318,822

Oil, Gas & Consumable Fuels - 4.8%
Goodrich Petroleum [2]	3,000	46,950
Scorpio Tankers [2]	10,000	89,200
StealthGas [2]	4,000	47,960
Warren Resources [2]	15,000	48,150

		232,260

Total		551,082

Financials – 14.3%
Commercial Banks - 1.9%
FirstMerit Corporation	5,600	92,568

Insurance - 1.3%
Old Republic International	5,000	63,550

Real Estate Investment Trusts (REITs) - 3.1%
LaSalle Hotel Properties [7]	4,000	101,520
RAIT Financial Trust	5,500	43,835

		145,355

Real Estate Management & Development - 2.4%
Kennedy-Wilson Holdings	7,500	116,325

Thrifts & Mortgage Finance - 5.6%
BofI Holding [2]	2,700	96,876
MGIC Investment [2]	15,000	74,250
Radian Group [7]	9,000	96,390

		267,516

Total		685,314

Health Care – 1.3%
Health Care Equipment & Supplies - 1.3%
Accuray [2]	13,000	60,320

Total		60,320

Industrials – 14.9%
Aerospace & Defense - 1.9%
Kratos Defense & Security Solutions [2]	18,000	90,540

Air Freight & Logistics - 1.7%
XPO Logistics [2]	4,800	80,832

Building Products - 1.5%
Builders FirstSource [2]	8,000	46,880
PGT [2]	3,500	24,045

		70,925

Construction & Engineering - 1.5%
Ameresco Cl. A [2,7]	6,000	44,400
Northwest Pipe [2,7]	1,000	27,980

		72,380

Machinery - 4.8%
Commercial Vehicle Group [2,7]	7,500	58,500
Hardinge	1,800	24,534
Meritor [2]	12,500	59,125
Mueller Water Products Cl. A	15,000	88,950

		231,109

Road & Rail - 1.3%
Swift Transportation [2,7]	4,500	63,810

Trading Companies & Distributors - 2.2%
Air Lease Cl. A	3,500	102,620

Total		712,216

Information Technology – 36.4%
Communications Equipment - 2.6%
NETGEAR [2,7]	2,500	83,775
Oclaro [2]	6,500	8,190
Westell Technologies Cl. A [2]	16,000	32,160

		124,125

Computers & Peripherals - 3.8%
Datalink Corporation [2]	5,000	60,400
QLogic Corporation [2]	10,500	121,800

		182,200

Electronic Equipment, Instruments & Components - 4.4%
Audience [2]	4,500	68,625
KEMET Corporation [2]	9,000	56,250
Newport Corporation [2]	4,200	71,064
SigmaTron International [2]	3,500	14,385

		210,324

IT Services - 1.2%
CIBER [2]	12,500	58,750

Semiconductors & Semiconductor Equipment - 21.0%
Alpha & Omega Semiconductor [2,7]	6,500	57,720
ATMI [2]	3,200	71,776
AXT [2]	3,000	8,820
Exar Corporation [2,7]	10,500	110,250
Inphi Corporation [2,7]	3,600	37,620
Kulicke & Soffa Industries [2]	4,000	46,240
MagnaChip Semiconductor [2]	5,500	95,205
MEMC Electronic Materials [2]	16,500	72,600
Mindspeed Technologies [2]	16,500	54,945
NeoPhotonics Corporation [2]	11,500	58,765
OmniVision Technologies [2]	4,200	57,876
Rubicon Technology [2]	13,000	85,800
Rudolph Technologies [2,7]	10,000	117,800
SunPower Corporation [2]	5,400	62,316
TriQuint Semiconductor [2]	12,500	63,125

		1,000,858

Software - 3.4%
Ellie Mae [2]	5,500	132,275
Smith Micro Software [2]	21,000	27,720

		159,995

Total		1,736,252

Materials – 8.1%
Chemicals - 1.8%
OM Group [2]	3,600	84,528

Metals & Mining - 6.3%
Century Aluminum [2]	6,000	46,440
Molycorp [2]	17,000	88,400
US Silica Holdings	3,400	80,172
Walter Energy	3,000	85,500

		300,512

Total		385,040

Miscellaneous [5] – 2.1%
Total		98,260

TOTAL COMMON STOCKS
(Cost $4,276,769)		4,811,714

REPURCHASE AGREEMENT – 4.2%
Fixed Income Clearing Corporation,
0.12% dated 3/28/13, due 4/1/13,
maturity value $201,003 (collateralized
by obligations of various U.S. Government
Agencies, 0.875% due 2/28/17, valued at $207,819)
(Cost $201,000)		201,000

TOTAL INVESTMENTS – 105.0%
(Cost $4,477,769)		5,012,714

LIABILITIES LESS CASH
AND OTHER ASSETS – (5.0)%		(238,043)

NET ASSETS – 100.0%		$4,774,671

SECURITIES SOLD SHORT
COMMON STOCKS – 10.2%
Consumer Discretionary – 6.9%
Hotels, Restaurants & Leisure - 4.2%
AFC Enterprises	500	$18,165
Bravo Brio Restaurant Group	1,500	23,745
Buffalo Wild Wings	1,000	87,530
DineEquity	1,000	68,790

		198,230

Specialty Retail - 1.8%
Aaron’s	1,000	28,680
Chico’s FAS	1,000	16,800
Rent-A-Center	500	18,470
Sonic Automotive Cl. A	1,000	22,160

		86,110

Textiles, Apparel & Luxury Goods - 0.9%
lululemon athletica	700	43,645

Total		327,985

Consumer Staples – 1.5%
Food & Staples Retailing - 1.5%
Fresh Market	1,700	72,709

Total		72,709

Health Care – 0.7%
Health Care Equipment & Supplies - 0.7%
MAKO Surgical	3,000	33,450

Total		33,450

Information Technology – 1.1%
Internet Software & Services - 0.2%
Stamps.com	500	12,485

Software - 0.9%
FleetMatics Group	1,700	41,225

Total		53,710

TOTAL SECURITIES SOLD SHORT
(Proceeds $486,403)		$487,854

[1]	All or a portion of these securities were on loan at March 31, 2013. Total market value of loaned securities as of March 31, 2013, was as follows:

Fund	Market Value

Royce Pennsylvania Mutual Fund	$99,736,791
Royce Micro-Cap Fund	16,446,564
Royce Premier Fund	84,421,128
Royce Low-Priced Stock Fund	52,423,269
Royce Total Return Fund	29,987,765
Royce Heritage Fund	2,640,322
Royce Opportunity Fund	70,080,391
Royce Special Equity Fund	95,494
Royce Value Fund	10,442,898
Royce Value Plus Fund	70,144,195
Royce 100 Fund	2,493,623
Royce Global Value Fund	1,958,276

[2]	Non-income producing.
[3]
At March 31, 2013, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[5]	Includes securities first acquired in 2013 and less than 1% of net assets.
[6]
Securities for which market quotations are not readily available represent 0.0%, 0.3% and 0.0% of net assets for Royce Micro-Cap Fund, Royce Heritage Fund and Royce International Micro-Cap Fund, respectively. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[7]	All or a portion of these securities have been segregated as collateral for short sales.

Securities of Global/International Funds are categorized by the country of their headquarters, with the exception of exchange-traded funds.

TAX INFORMATION:
At March 31, 2013, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized
		Appreciation	Gross Unrealized
	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Royce Pennsylvania Mutual Fund	$4,808,653,370	$1,744,303,534	$2,094,819,595	$350,516,061
Royce Micro-Cap Fund	852,304,069	88,883,454	201,621,535	112,738,081
Royce Premier Fund	4,868,961,823	2,182,240,863	2,552,129,976	369,889,113
Royce Low-Priced Stock Fund	2,190,301,340	421,268,136	682,480,327	261,212,191
Royce Total Return Fund	3,415,650,625	1,637,298,992	1,829,916,226	192,617,234
Royce Heritage Fund	226,940,516	70,956,033	76,945,386	5,989,353
Royce Opportunity Fund	1,934,082,085	311,673,998	503,031,786	191,357,788
Royce Special Equity Fund	2,556,261,953	703,620,691	738,880,763	35,260,072
Royce Value Fund	1,100,742,428	160,865,735	216,977,488	56,111,753
Royce Value Plus Fund	1,260,013,586	269,307,966	351,964,811	82,656,845
Royce 100 Fund	241,341,647	82,429,907	94,735,358	12,305,451
Royce Micro-Cap Discovery Fund	4,552,323	432,956	631,120	198,164
Royce Financial Services Fund	17,585,168	4,185,636	5,399,290	1,213,654
Royce Dividend Value Fund	408,963,025	75,342,091	89,625,562	14,283,471
Royce SMid-Cap Value Fund	10,637,612	723,817	1,611,124	887,307
Royce Focus Value Fund	7,940,631	1,450,898	2,026,086	575,188
Royce Partners Fund	1,917,029	473,680	504,767	31,087
Royce Special Equity Multi-Cap Fund	118,434,641	13,623,988	14,781,347	1,157,359
Royce European Smaller-Companies Fund	18,729,463	559,221	2,584,604	2,025,383
Royce Global Value Fund	317,689,305	(29,486,514)	27,964,921	57,451,435
Royce International Smaller-Companies Fund	25,205,489	2,703,256	4,325,851	1,622,595
Royce Global Dividend Value Fund	7,853,515	89,454	913,522	824,068
Royce International Micro-Cap Fund	4,842,636	(199,014)	476,290	675,304
Royce International Premier Fund	6,562,235	533,660	741,675	208,015
Royce Select Fund I	41,642,937	8,759,946	9,942,874	1,182,928
Royce Select Fund II	3,249,738	314,983	517,329	202,346
Royce Global Select Long/Short Fund	16,911,201	243,768	3,005,195	2,761,427
Royce Enterprise Select Fund	1,276,365	163,724	168,563	4,839
Royce Opportunity Select Fund	3,995,527	529,333	733,816	204,483

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price (in the case of long positions) or at the lowest ask price (in the case of short positions). Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Trustees, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedules of Investments.

Level 3	–
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2013. For a detailed breakout of common stocks by sector classification or country, please refer to the Schedules of Investments.

	Level 1	Level 2	Level 3	Total
Royce Pennsylvania Mutual Fund
Common Stocks	$6,302,003,507	$9,321,294	$–	$6,311,324,801
Cash Equivalents	101,945,103	139,687,000	–	241,632,103
Royce Micro-Cap Fund
Common Stocks	819,782,311	–	377,686	820,159,997
Cash Equivalents	17,370,526	103,657,000	–	121,027,526
Royce Premier Fund
Common Stocks	6,643,662,428	–	–	6,643,662,428
Cash Equivalents	85,614,258	321,926,000	–	407,540,258
Royce Low-Priced Stock Fund
Common Stocks	2,533,128,371	–	–	2,533,128,371
Cash Equivalents	53,857,105	24,584,000	–	78,441,105
Royce Total Return Fund
Common Stocks	4,726,226,615	11,091,309	–	4,737,317,924
Corporate Bonds	–	3,888,750	–	3,888,750
Cash Equivalents	30,798,943	280,944,000	–	311,742,943
Royce Heritage Fund
Common Stocks	287,685,868	–	884,477	288,570,345
Cash Equivalents	2,700,204	6,626,000	–	9,326,204
Royce Opportunity Fund
Common Stocks	1,991,813,549	–	–	1,991,813,549
Preferred Stocks	4,816,920	–	–	4,816,920
Cash Equivalents	73,570,614	175,555,000	–	249,125,614
Royce Special Equity Fund
Common Stocks	2,826,613,299	22,190,270	–	2,848,803,569
Cash Equivalents	96,075	410,983,000	–	411,079,075
Royce Value Fund
Common Stocks	1,184,290,414	–	–	1,184,290,414
Cash Equivalents	10,776,749	66,541,000	–	77,317,749
Royce Value Plus Fund
Common Stocks	1,413,244,708	–	–	1,413,244,708
Cash Equivalents	72,705,844	43,371,000	–	116,076,844
Royce 100 Fund
Common Stocks	311,231,607	–	–	311,231,607
Cash Equivalents	2,533,947	10,006,000	–	12,539,947
Royce Micro-Cap Discovery Fund
Common Stocks	4,547,279	–	–	4,547,279
Cash Equivalents	–	438,000	–	438,000
Royce Financial Services Fund
Common Stocks	19,202,804	–	–	19,202,804
Cash Equivalents	–	2,568,000	–	2,568,000
Royce Dividend Value Fund
Common Stocks	463,708,116	–	–	463,708,116
Cash Equivalents	–	20,597,000	–	20,597,000
Royce SMid-Cap Value Fund
Common Stocks	10,070,429	–	–	10,070,429
Cash Equivalents	–	1,291,000	–	1,291,000
Royce Focus Value Fund
Common Stocks	9,095,536	–	–	9,095,536
Fixed Income	114,993	–	–	114,993
Cash Equivalents	–	181,000	–	181,000
Royce Partners Fund
Common Stocks	2,172,709	–	–	2,172,709
Cash Equivalents	–	218,000	–	218,000
Royce Special Equity Multi-Cap Fund
Common Stocks	125,400,629	–	–	125,400,629
Cash Equivalents	–	6,658,000	–	6,658,000
Royce European Smaller-Companies Fund
Common Stocks	18,086,684	–	–	18,086,684
Cash Equivalents	–	1,202,000	–	1,202,000
Royce Global Value Fund
Common Stocks	274,475,538	–	–	274,475,538
Cash Equivalents	2,106,253	11,621,000	–	13,727,253
Royce International Smaller-Companies Fund
Common Stocks	26,072,745	–	–	26,072,745
Cash Equivalents	–	1,836,000	–	1,836,000
Royce Global Dividend Value Fund
Common Stocks	7,367,969	–	–	7,367,969
Cash Equivalents	–	575,000	–	575,000
Royce International Micro-Cap Fund
Common Stocks	4,476,442	–	2,180	4,478,622
Cash Equivalents	–	165,000	–	165,000
Royce International Premier Fund
Common Stocks	6,725,895	–	–	6,725,895
Cash Equivalents	–	370,000	–	370,000
Royce Select Fund I
Common Stocks	45,944,883	–	–	45,944,883
Cash Equivalents	–	4,458,000	–	4,458,000
Royce Select Fund II
Common Stocks	3,486,532	–	–	3,486,532
Cash Equivalents	–	550,000	–	550,000
Royce Global Select Long/Short Fund
Common Stocks	17,969,150	–	–	17,969,150
Cash Equivalents	–	5,279,000	–	5,279,000
Royce Enterprise Select Fund
Common Stocks	1,155,089	–	–	1,155,089
Cash Equivalents	–	285,000	–	285,000
Royce Opportunity Select Fund
Common Stocks	4,811,714	–	–	4,811,714
Cash Equivalents	–	201,000	–	201,000
Short positions:
	Level 1	Level 2	Level 3	Total
Royce Select Fund II
Common Stocks	$(442,371)	$–	$–	$(442,371)
Fixed Income	(29,440)	–	–	(29,440)
Royce Global Select Long/Short Fund
Common Stocks	(6,093,181)	–	–	(6,093,181)
Royce Opportunity Select Fund
Common Stocks	(487,854)	–	–	(487,854)

     For the three months ended March 31, 2013, certain securities have transferred in and out of Level 1 and Level 2 measurements as a result of the fair value pricing procedures for international equities. The Funds recognize transfers between levels as of the end of the reporting period. At March 31, 2013, the following Funds had securities transfer from Level 2 to Level 1 within the fair value hierarchy:

Transfers from Level 2		Transfers from Level 2
	to Level 1		to Level 1
Royce Pennsylvania Mutual Fund	$170,055,806	Royce Focus Value Fund	$1,432,166
Royce Micro-Cap Fund	147,570,558	Royce Partners Fund	305,108
Royce Premier Fund	588,390,080	Royce European Smaller-Companies Fund	16,562,523
Royce Low-Priced Stock Fund	649,310,865	Royce Global Value Fund	197,017,106
Royce Total Return Fund	108,695,196	Royce International Smaller-Companies Fund	22,538,800
Royce Heritage Fund	45,889,340	Royce Global Dividend Value Fund	4,960,045
Royce Value Fund	30,931,676	Royce International Micro-Cap Fund	4,059,137
Royce Value Plus Fund	75,700,852	Royce International Premier Fund	6,456,203
Royce 100 Fund	17,886,192	Royce Select Fund I	2,167,858
Royce Financial Services Fund	4,175,657	Royce Select Fund II	673,737
Royce Dividend Value Fund	46,582,312	Royce Global Select Long/Short Fund	14,270,045
Royce SMid-Cap Value Fund	2,355,405	Royce Enterprise Select Fund	5,225
Level 3 Reconciliation:
			Realized and
	Balance as of		Unrealized	Balance as of
	12/31/12	Purchases	Gain (Loss)	3/31/13
Royce Micro-Cap Fund
Common Stocks	$403,638	$–	$(25,952)	$377,686
Royce Heritage Fund
Common Stocks	–	886,409	(1,932)	884,477
Royce International Micro-Cap Fund
Common Stocks	2,184	–	(4)	2,180

Repurchase Agreements:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities.

Short Sales:

The Funds may sell securities they do not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

Securities Lending:

The Funds loan securities through a lending agent to qualified institutional investors for the purpose of realizing additional income. Collateral for the Funds on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds retain the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. The lending agent is not affiliated with Royce.

Transactions in Affiliated Companies:

An “Affiliated Company,” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the three months ended March 31, 2013:

		Market			Realized			Market
	Shares	Value	Cost of	Cost of	Gain	Dividend	Shares	Value
Affiliated Company	12/31/12	12/31/12	Purchases	Sales	(Loss)	Income	3/31/13	3/31/13

Royce Pennsylvania Mutual Fund
America’s Car-Mart	556,600	$22,553,432	$-	$-	$-	$-	556,600	$26,015,484
CRA International	592,143	11,706,667	-	-	-	-	592,143	13,246,239
DTS	1,167,789	19,502,076	-	862,892	(352,311)	-	1,139,567	18,950,999
Ethan Allen Interiors	1,573,910	40,465,226	-	-	-	-	1,573,910	51,813,117
Hi-Tech Pharmacal	997,731	34,900,630	5,139,820	-	-	-	1,137,232	37,653,751
Pervasive Software	1,461,500	13,021,965	-	-	-	-	1,461,500	13,401,955
Preformed Line Products	311,088	18,484,849	-	-	-	-	311,088	21,766,827
Shoe Carnival	1,227,698	25,155,532	-	-	-	-	1,227,698	25,094,147
Stanley Furniture	912,235	4,105,058	-	-	-	-	912,235	4,050,324
U.S. Physical Therapy	656,893	18,090,833	1,250,464	168,684	162,983	69,136	694,748	18,653,984
Weyco Group	590,500	13,794,080	-	-	-	-	590,500	14,473,155
Winnebago Industries	1,504,450	25,771,229	-	306,056	(109,536)	-	1,494,450	30,845,448
		247,551,577			(298,864)	69,136		275,965,430
Royce Micro-Cap Fund
AXT	1,808,161	5,080,932	-	-	-	-	1,808,161	5,315,993
Graham Corporation	601,249	11,724,355	-	1,644,506	586,265	16,999	506,187	12,523,066
Key Technology	421,814	4,403,738	-	-	-	-	421,814	5,331,729
Lincoln Educational Services	1,520,827	8,501,423	195,692	-	-	109,189	1,559,847	9,140,703
Novatel Wireless [1]	2,142,033	2,870,325	-	6,741,889	(3,861,821)	-
PDI	982,694	7,468,475	-	-	-	-	982,694	5,797,895
World Energy Solutions	733,900	3,192,465	-	-	-	-	733,900	3,221,821
		43,241,713			(3,275,556)	126,188		41,331,207
Royce Premier Fund
ADTRAN	3,245,434	63,415,780	-	-	-	292,089	3,245,434	63,772,778
Benchmark Electronics	2,843,900	47,265,618	-	-	-	-	2,843,900	51,247,078
Cabot Microelectronics	2,086,191	74,080,642	-	-	-	-	2,086,191	72,495,137
Cal-Maine Foods	1,721,686	69,246,211	-	-	-	342,616	1,721,686	73,274,956
Cognex Corporation	3,052,717	112,401,040	-	14,386,100	3,318,961	-	2,602,717	109,704,521
Fair Isaac	1,832,600	77,024,178	-	-	-	36,652	1,832,600	83,731,494
Fairchild Semiconductor International	6,508,112	93,716,813	1,403,000	869,615	(123,529)	-	6,558,112	92,731,704
Globe Specialty Metals	3,632,763	49,950,491	3,727,500	-	-	236,423	3,882,763	54,048,061
Lincoln Electric Holdings	5,074,994	247,050,708	-	6,500,816	9,898,192	954,999	4,774,994	258,709,175
MKS Instruments	2,971,910	76,615,840	-	-	-	475,506	2,971,910	80,835,952
Myriad Genetics	5,114,765	139,377,346	6,358,652	-	-	-	5,364,765	136,265,031
Nu Skin Enterprises Cl. A	3,816,994	141,419,628	-	-	-	1,145,098	3,816,994	168,711,135
Sanderson Farms	1,880,191	89,403,082	-	-	-	319,632	1,880,191	102,696,033
Schnitzer Steel Industries Cl. A	2,108,038	63,936,793	-	-	-	395,257	2,108,038	56,200,293
Seabridge Gold	3,342,400	60,062,928	-	-	-	-	3,342,400	46,125,120
Semperit AG Holding	1,894,996	78,103,926	-	-	-	-	1,894,996	73,115,974
Silver Standard Resources	4,115,069	61,273,377	-	-	-	-	4,115,069	43,413,978
Simpson Manufacturing	3,387,886	111,088,782	-	-	-	-	3,387,886	103,703,191
Strayer Education	1,068,485	60,016,803	-	-	-	-	1,068,485	51,693,304
Thor Industries	4,166,757	155,961,714	-	-	-	-	4,166,757	153,294,990
Trican Well Service	8,027,100	105,876,702	-	-	-	-	8,027,100	117,737,650
Unit Corporation	2,896,073	130,468,089	-	-	-	-	2,896,073	131,916,125
Veeco Instruments	2,708,912	79,967,082	-	2,816,005	(883,533)	-	2,658,912	101,916,097
Woodward	3,906,024	148,936,695	-	2,360,425	1,461,719	304,482	3,806,024	151,327,514
		2,336,660,268			13,671,810	4,502,754		2,378,667,291
Royce Low-Priced Stock Fund
Gladstone Land			7,514,356	-	-	40,036	501,200	7,778,624
Globe Specialty Metals [1]	4,026,606	55,365,832	-	8,616,379	(2,594,346)	232,913
Houston Wire & Cable	1,591,200	19,524,024	-	4,271,405	(2,001,325)	125,028	1,389,200	17,990,140
KVH Industries	777,804	10,873,700	-	-	-	-	777,804	10,554,800
PC-Tel [1]	995,592	7,168,262	-	1,464,626	(27,636)	31,346
Sigma Designs [1]	1,720,358	8,859,844	-	22,659,863	(15,658,766)	-
Tesco Corporation [1]	2,682,105	30,549,176	-	10,396,257	(266,765)	-
Total Energy Services	1,866,700	28,130,926	-	1,154,431	231,159	77,982	1,766,700	24,695,714
TrueBlue	3,262,691	51,387,383	-	19,195,464	3,508,358	-	2,127,691	44,979,388
Universal Technical Institute	1,655,679	16,623,017	-	-	-	165,568	1,655,679	20,911,226
WaterFurnace Renewable Energy	970,500	14,088,690	-	-	-	197,982	970,500	15,476,793
		242,570,854			(16,809,321)	870,855		142,386,685
Royce Total Return Fund
Barry (R.G.)	1,048,496	14,857,188	-	-	-	-	1,048,496	14,039,361
Chase Corporation	773,974	14,395,916	-	-	-	-	773,974	14,953,178
Mueller (Paul) Company	116,700	2,520,720	-	-	-	-	116,700	2,100,600
Peapack-Gladstone Financial	475,350	6,692,928	-	-	-	23,768	475,350	7,087,469
Starrett (L.S.) Company (The) Cl. A	529,400	5,135,180	-	-	-	52,940	529,400	5,849,870
Village Super Market Cl. A	726,483	23,872,231	160,871	-	-	182,847	731,386	24,640,394
		67,474,163			-	259,555		68,670,872
Royce Opportunity Fund
BTU International	686,756	1,366,644	-	-	-	-	686,756	1,558,936
ClearOne	556,620	2,248,745	-	50,433	28,728	-	545,820	4,732,259
Comstock Holding Companies Cl. A	1,285,590	1,491,285	-	23,119	(9,003)	-	1,273,090	2,240,638
CTPartners Executive Search	338,890	1,558,894	55,433	-	-	-	351,360	1,317,600
dELiA*s	1,602,615	1,875,059	7,608	-	-	-	1,608,515	1,592,912
Dixie Group	829,519	2,745,708	-	-	-	-	829,519	4,645,306
MarineMax [1]	1,357,850	12,139,179	-	7,566,398	(409,503)	-
Pericom Semiconductor	1,240,848	9,964,009	607,471	-	-	-	1,325,517	9,026,771
Planar Systems	1,554,792	2,223,352	19,919	-	-	-	1,564,792	2,941,809
SigmaTron International	344,172	1,400,780	-	-	-	-	344,172	1,414,547
Spire Corporation	448,074	224,485	54,553	-	-	-	520,120	358,883
TRC Companies	1,683,765	9,799,512	31,761	-	-	-	1,688,765	10,892,534
		47,037,652			(389,778)	-		40,722,195
Royce Special Equity Fund
Ampco-Pittsburgh	987,000	19,720,260	-	-	-	177,660	987,000	18,664,170
Applied Industrial Technologies	2,430,400	102,101,104	1,382,963	5,855,959	453,532	564,029	2,322,201	104,499,045

Arden Group Cl. A	232,001	20,873,130	683,748	-	-	59,606	239,100	24,170,619
Atrion Corporation	165,000	32,340,000	2,967,802	224,463	5,429	98,100	179,553	34,472,380
Bowl America Cl. A	342,575	4,282,187	-	-	-	-	342,575	4,426,069
Children’s Place Retail Stores	1,318,056	58,376,700	10,973,146	-	-	-	1,555,000	69,695,100
Clearwater Paper	1,956,000	76,596,960	-	13,317,482	3,618,114	-	1,609,207	84,789,117
CSS Industries	974,100	21,323,049	-	-	-	146,115	974,100	25,297,377
Dorman Products [1]	2,306,679	81,518,036	-	5,653,191	21,166,958	-
Finish Line (The) Cl. A	4,462,000	84,465,660	9,064,180	-	-	347,123	4,958,900	97,144,851
Foster (L.B.) Company	928,875	40,350,330	2,854,862	-	-	29,820	994,000	44,024,260
Frisch’s Restaurants	505,100	9,344,350	-	-	-	80,816	505,100	9,061,494
Hawkins	911,020	35,201,813	4,429,443	-	-	348,809	1,025,910	40,985,104
Hurco Companies	435,179	10,009,117	784,659	-	-	-	464,959	12,660,834
Littelfuse	1,375,583	84,887,227	-	10,070,129	787,516	249,932	1,207,787	81,948,348
Meredith Corporation	2,194,450	75,598,802	9,711,150	-	-	941,182	2,452,750	93,842,215
Minerals Technologies	2,851,200	113,819,904	5,759,544	-	-	142,560	2,990,000	124,114,900
National Presto Industries	656,500	45,364,150	-	-	-	-	656,500	52,848,250
Park Electrochemical	2,011,012	51,743,338	-	-	-	5,228,631	2,011,012	50,959,044
Scholastic Corporation	2,400,207	70,950,119	7,271,261	-	-	303,988	2,655,100	70,758,415
Schulman (A.) [1]	1,472,577	42,601,652	-	8,919,688	3,313,730	-
Standex International	831,990	42,672,767	-	3,851,702	2,573,353	58,787	715,041	39,484,564
Stepan Company [1]	1,252,900	69,586,066	-	6,117,536	3,501,450	177,584
UniFirst Corporation	1,469,012	107,707,960	-	2,801,076	1,007,918	53,496	1,423,353	128,813,447
		1,301,434,681			36,428,000	9,008,238		1,212,659,603
Royce Value Plus Fund
Cerus Corporation [1]	2,884,500	9,115,020	-	-	-	-
Cosi	6,833,770	5,316,673	-	-	-	-	6,833,770	4,714,618
Immersion Corporation [1]	1,578,109	10,841,609	-	2,509,852	1,663,105	-
NumereX Corporation Cl. A	302,701	3,977,491	7,186,614	-	-	-	926,100	11,844,819
		29,250,793			1,663,105	-		16,559,437
[1]Not an Affiliated Company at March 31, 2013.
Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Royce Fund
By:

/s/ Charles M. Royce
Charles M. Royce
President, The Royce Fund
Date: May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce
Charles M. Royce
President, The Royce Fund
Date: May 28, 2013

By:

/s/ John D. Diederich
John D. Diederich
Treasurer, The Royce Fund
Date: May 28, 2013